UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2009

Date of reporting period: August 1, 2008 — January 31, 2009

Item 1. Report to Stockholders:
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam RetirementReady® Funds

Semiannual Report

1|31|09

A world of investing.℠

Putnam INVESTMENTS

PUTNAM RETIREMENT READY FUNDS invest in a diversified mix of Putnam portfolios and funds to match the time horizons of retirement investors.

Since 1937, when George Putnam created a prudent mix of stocks and bonds in a single, professionally managed portfolio, we have championed the wisdom of the balanced approach. Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios so investors can pursue a range of financial goals. Our seasoned portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in service excellence, in the value of experienced financial advice, and in putting clients first in everything we do.

Not FDIC insured
May lose value
No bank guarantee

In 1830, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management.

THE PRUDENT MAN RULE

All that can be required of a trustee to invest is that he shall conduct himself faithfully and exercise a sound discretion. He is to observe how men of prudence, discretion, and intelligence manage their own affairs, not in regard to speculation, but in regard to the permanent disposition of their funds, considering the probable income, as well as the probable safety of the capital to be invested.

Putnam
RetirementReady®
Funds

1|31|09
Semiannual Report

Message from the Trustees	2
About the funds	4
Performance snapshot	6
Interview with your fund’s Portfolio Manager	7
Underlying investments	11
Performance	15
Expenses	24
Your fund’s management	28
Terms and definitions	29
Trustee approval of management contract	30
Other information for shareholders	37
Financial statements	38
Brokerage commissions	104

Message from the Trustees

Dear Fellow Shareholder:

Financial markets have experienced significant upheaval for well over a year now. Responses by governmental and financial authorities have been rapid and often unprecedented in scale, including the recent passage of a nearly $800 billion economic stimulus plan by Congress. Although history reminds us that stability and optimism have always returned to the markets, investors should expect continued volatility in the near term, for we are in the midst of a deep and painful bear market.

Under President and Chief Executive Officer Robert L. Reynolds, Putnam Investments is making the most of these challenging times by instituting several important changes designed to prepare Putnam for the eventual recovery. Key among them has been replacing a team management structure within Putnam equity funds with a more nimble decision-making process that vests responsibility with individual fund managers.

In other moves aimed at achieving performance excellence, Putnam has affirmed a fundamental approach to investing, simplified its equity fund lineup, and hired nearly 20 seasoned equity analysts.

We would like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam. Although the markets have presented investors with extraordinary challenges, it is Putnam’s belief that the seeds of opportunity are often sown during difficult times like these.

About the funds

Offering one-step diversification that adjusts automatically over time

Unpredictable markets and the demands of a busy life can make it a challenge to monitor your retirement investments. Using a mix of investments can help you reduce risk and increase your exposure to opportunities in different markets — but it adds to the challenge of keeping your portfolio on track. Putnam RetirementReady Funds provide a one-step approach to investment diversification that gradually shifts toward a more conservative strategy to keep your risk exposure appropriate to your investment time horizon.

Each RetirementReady Fund invests in a combination of Putnam portfolios to provide you with exposure to a variety of asset classes and investment styles. RetirementReady Funds also have different target dates, indicating when investors expect to retire or otherwise begin withdrawing assets. The funds focus more heavily on aggressive, higher-risk investments when their target dates are far off, and emphasize more conservative, lower-risk investments when their target dates are near. Each fund’s asset allocation generally changes annually to become more conservative over time. Putnam RetirementReady Maturity Fund, which has a constant allocation focused primarily on bonds and money market instruments, is designed for investors who are already retired or who expect to use the invested assets in the near future.

While diversification can help protect your returns from excessive volatility, it cannot protect against market losses. However, by choosing a RetirementReady Fund based on the year you plan to start withdrawing assets — typically in retirement — you can get the advantages of diversification and pursue maximum returns while seeking to maintain a level of risk you are comfortable with — all in one convenient investment.

The underlying Putnam funds can invest in international investments, which involve risks such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. The underlying Putnam funds can invest some or all of their assets in small and/or midsize companies and such investments increase the risk of fluctuations in the value of your investment. The use of derivatives involves special risks and may result in loss. The underlying Putnam funds can also have a significant portion of their holdings in bonds. Mutual funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds have more exposure to interest-rate risk than short-term bonds. Lower-rated bonds may offer higher yields in return for more risk. Unlike bonds, bond funds have ongoing fees and expenses. These risks apply to any underlying Putnam fund with a significant portion of its assets invested in bonds.

The Growth, Balanced, and Conservative Portfolios may invest up to 40% of their total assets in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent, at the time of purchase, by each nationally recognized securities rating agency, or that are unrated investments that we believe are of comparable quality. The underlying Putnam funds may invest up to 5% of their assets in debt investment rated below CCC or its equivalent, at the time of purchase, by each agency rating such investments and in unrated investments that we believe are of comparable quality.

Please see the prospectus for additional information about investment strategies and related risks of the underlying funds.

Diversification does not ensure a profit or protect against loss. It is possible to lose money in a diversified portfolio. Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although Putnam Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Because of rounding in the calculation of allocations among underlying Putnam funds, actual allocations might be more or less than these percentages.

* Target allocations as of 1/31/09. Prior to January 26, 2009, the funds’ assets were allocated among a different set of underlying Putnam funds. Please see the funds’ prospectus for details.

4	5

Performance snapshot

Average annual total return (%) comparison as of 1/31/09*

Fund returns for class A shares before sales charges

	2050 Fund	2045 Fund	2040 Fund	2035 Fund

	NAV	NAV	NAV	NAV

Life of fund**	–7.37%	–5.45%	–5.24%	–5.20%

3 years	–13.92	–13.59	–13.22	–12.87

1 year	–39.12	–38.66	–37.86	–37.15

6 months†	–35.42	–34.99	–34.20	–33.58

	2030 Fund	2025 Fund	2020 Fund	2015 Fund

	NAV	NAV	NAV	NAV

Life of fund**	–5.01%	–4.61%	–4.26%	–3.53%

3 years	–12.35	–11.54	–10.44	–8.71

1 year	–36.19	–34.64	–31.97	–28.27

6 months†	–32.68	–31.20	–28.74	–25.46

	2010 Fund	Maturity Fund		Barclays Capital
				Aggregate
	NAV	NAV	S&P 500 Index	Bond Index

Life of fund**	–3.44%	–3.53%	–5.24%	4.25%

3 years	–7.42	–6.88	–11.78	5.19

1 year	–25.13	–23.78	–38.63	2.59

6 months†	–22.98	–22.04	–33.95	3.23

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the chart do not reflect a sales charge. See pages 15–23 for additional performance information. For a portion of the periods, these funds may have limited expenses, without which returns would have been lower. A 1% short-term trading fee may apply. To obtain the most recent month-end performance, visit www.putnam.com.

* Prior to January 26, 2009, the funds’ assets were allocated among a different set of underlying Putnam funds. Please see the funds’ prospectus for details.

**With the exception of the Putnam RetirementReady 2050 Fund (inception: 5/2/05), the inception date of all share classes of the RetirementReady Funds is 11/1/04.

†Returns for the six-month period are not annualized, but cumulative.

Interview with your
fund’s Portfolio Manager

Jeffrey Knight

Jeff, investors have experienced unprecedented volatility in the financial markets in recent months. What were some of the concerns weighing on the markets?

With the U.S. economy in a severe recession and the capital markets in disarray, it has been a disconcerting time for investors, who saw roughly six years of asset growth evaporate in a relatively short span of time. It’s hard to believe that just six months ago, when the reporting period got under way on July 31, 2008, investors were faced with a far different set of issues. At that time, as you may recall, commodities were coming off record-setting highs in mid-July, inflation was a concern, and prospects for global economic growth, while slowing, still held promise.

But in September, the simmering subprime mortgage crisis came to a boil. Long-standing pillars of the financial community failed, merged, or were taken over by the U.S. government, destabilizing the capital markets and contributing to a severe credit crunch and loss of investor confidence around the world. Global equity and fixed-income markets fell steeply in a

Broad market index and fund performance

This chart shows the performance of broad market indexes for the 6 months ended 1/31/09. See the previous page and pages 15–23 for fund performance information. Index descriptions can be found on page 29.

relatively short period of time. Only U.S. Treasury bonds held up in the rush for safety.

The crisis prompted the Federal Reserve and the U.S. government and its peers abroad to take coordinated and unprecedented steps to steady the financial markets and unfreeze the credit markets. While the far-reaching measures helped to restore a degree of calm, the U.S. economy continued to struggle. The national unemployment rate rose to 7.6% in January, the highest in 16 years, and consumer spending slowed markedly.

Did the built-in diversification provided by Putnam’s RetirementReady Funds help soften the impact of the market’s downturn?

Yes, but not to the degree that diversification has helped historically. Diversification ought to have been a sound strategy, but these were unprecedented times. In the two months following the Lehman Brothers bankruptcy on September 15, the paralysis of the credit markets was so great that the normally defensive relationship between stocks and bonds did not hold up. With the exception of U.S. government-guaranteed Treasuries, investors sold indiscriminately.

How did the various asset classes perform for the six-month period?

Losses came to include all equity issues regardless of their investment style, market capitalization, sector, or geography and most fixed-income securities regardless of their issuer, credit rating, or maturity. Even short-term instruments, including money market funds, experienced turmoil for a time.

U.S equities experienced steep losses, with most major indices falling 30% to 40% for the reporting period. Industries that were closely tied to economic growth or the credit crisis, namely financials, basic materials and energy, were the hardest hit. The consumer staples, health-care, and utilities sectors booked the smallest loss relatively speaking. Large-cap stocks held up better than small- and mid-cap stocks, and value stocks performed slightly better than growth stocks on a relative basis.

International stocks also fell sharply, given the interconnectedness of today’s global financial system, and ended the period lower than U.S. markets. With several of Europe’s financial institutions exposed to the subprime mortgage crisis and a recession taking hold, stocks struggled there. In the Pacific Rim, Japanese consumers generally are not heavily in debt, and financial institutions are relatively strong, but as a large exporting nation, investors reacted to the reality that Japan’s economic growth is not likely to recover until the global economy improves. Consequently, the Nikkei 225 Index recorded the worst month in its 58-year history last October. With investors less inclined to take on risk, stock exchanges in emerging markets posted some of the greatest losses for the period. Russia was the poorest-performing country due to the global sell-off, and China and India turned in very disappointing returns after several years of dramatic outperformance.

Developed fixed-income markets posted positive to slightly negative returns for the six-month period, with the exception of high-yielding corporate bonds, which declined sharply in response to numerous corporate-bond defaults, particularly in the financials sector. U.S. Treasury bonds — considered the ultimate “safe” investment —outperformed all other fixed-income categories as investors fled from risk. Following a disastrous October and November, credit markets appeared to be righting themselves in response to the aggressive policy steps taken by the central banks around the world, and corporate lending rates relaxed to levels not seen since before the credit crisis. As a result, investment-grade corporate bonds rebounded modestly during the final months of the period.

How have you adapted Putnam RetirementReady Funds’ strategy to reflect the changing market conditions?

As part of our continuing efforts to provide comprehensive diversification and competitive performance in today’s complex marketplace, the funds’ underlying investments were changed from 15 individual mutual funds to broadly diversified, primarily asset allocation portfolios that are also managed by myself and my colleagues on the Global Asset Allocation Team. This approach, which was approved by the Trustees of the Putnam Funds and became effective in late January 2009, seeks to position investments for growth over an investor’s working lifetime and to increase focus on income generation as the retirement years are approached and entered. Putnam’s Global Asset Allocation Team will continue to manage the overall diversification strategy and mix of investments within each of the RetirementReady Funds, which continue to have different target dates based on when each fund’s investors expect to retire and begin withdrawing assets from their accounts.

What is your outlook for the funds, Jeff?

Investors have experienced great losses, but I would encourage them to be patient in the months ahead as global markets adjust to the new economic realities and to the policy responses designed to address the crisis in the financial system. It will take time for the unprecedented economic stimulus efforts being enacted by governments and central banks around the world to begin to ease pressures in the credit markets and stimulate growth. Consequently, in the near term, I am maintaining a cautious approach given the magnitude of the issues facing the markets and will place an emphasis on capital preservation relative to my normal strategies. At the same time, however, I am keeping a close eye on indicators that can help identify the timing of a recovery. I see higher-quality corporate bonds, in particular, as a potential source of opportunity once the markets gain some semblance of stability.

As painful as this correction has been, it is building a foundation for an eventual recovery. History has shown that recoveries from recessions and bear markets are often just as swift and dramatic as the events that preceded them. Maintaining well-diversified portfolios composed of higher-quality bonds and stocks of companies with strong balance sheets and reliable cash flows will be key to positioning the funds for an eventual recovery.

Thank you, Jeff, for your time and insights today.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Of special interest

The November 30, 2008 prospectus for Putnam RetirementReady Funds, which overviews the changes to the underlying investments discussed in this report in further detail, was mailed to shareholders at the end of November. If you have any questions or would like another copy of the prospectus, contact your financial representative or call Putnam at 1-800-225-1581.

I N   T H E   N E W S

Congress passed a $787 billion stimulus plan on February 13, 2009, with the goals of creating jobs, helping the unemployed, and cultivating economic growth. Tens of billions of dollars will be spent over the next two years to support Medicaid, help local school districts, and extend jobless benefits. Billions of dollars also will fund job-creating investments in“green” technologies, computerizing the nation’s medical-records system, biomedical research, and public works construction projects. The balance of the package is devoted to tax cuts for businesses and individuals, including a $400 payroll tax holiday for workers (married couples filing jointly for less than $150,000 get up to $800). The plan is one of the largest of its kind since Franklin D. Roosevelt launched the New Deal in 1933.

Composition of the funds’
underlying investments

Historically, each Putnam RetirementReady Fund invests, to varying degrees, in a variety of Putnam mutual funds. On January 26, 2009, the funds’ underlying investments were allocated to a set of Putnam Asset Allocation Funds and Putnam funds as described below. This section describes the goals and strategies of the underlying Putnam funds.

Putnam Asset Allocation:
Balanced Portfolio

The fund’s portfolio is diversified across stocks and bonds in global markets and is designed for investors seeking a combination of growth and current income. The fund’s strategic equity allocation is 60% (the range is 45% to 75%), with the balance invested in bonds and money market instruments. The management team can adjust the allocations to growth- and value-style stocks and fixed-income sectors based on market conditions.

Putnam Asset Allocation:
Conservative Portfolio

The fund’s globally diversified portfolio emphasizes bonds over stocks and is designed for investors who want to protect the value of their investment while receiving regular income and protection against inflation. The strategic fixed-income allocation is 70% (with a range of 55% to 85%), with the balance invested in stocks and money market instruments.

Putnam Asset Allocation:
Equity Portfolio

The fund’s portfolio invests mainly in stocks of companies worldwide and is designed for investors seeking long-term growth. The fund typically allocates approximately 75% of its assets to investments in U.S. companies and 25% of assets to international companies, but allocations may vary.

Putnam Asset Allocation:
Growth Portfolio

The fund’s portfolio invests in U.S. and international stocks and bonds and is designed for investors seeking long-term growth with moderate risk. The fund’s strategic equity weighting is 80% (the range is 65% to 95%), with the balance invested in a range of fixed-income investments. The management team can adjust allocations based on market conditions.

Putnam Income Strategies Fund

The fund seeks current income consistent with what Putnam Management considers to be prudent risk, with capital appreciation as a secondary objective, by investing in a diversified portfolio of investment-grade and below-investment-grade bonds, equities, and other investments selected for yield and moderate risk levels.

Putnam Money Market Fund

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests mainly in instruments that are high quality and have short-term maturity.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Prior to January 26, 2009, the assets of the RetirementReady Funds were allocated among the 15 Putnam funds also listed below, including Putnam Income Strategies Fund and Putnam Money Market Fund.

Putnam Voyager Fund

The fund seeks capital appreciation by investing primarily in growth stocks of midsize and large U.S. companies. Growth stocks are issued by companies that Putnam believes are fast-growing and whose earnings Putnam believes are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. The fund invests mainly in midsize and large companies, although it can invest in companies of any size.

The Putnam Fund for
Growth and Income

The fund seeks capital growth and current income by investing primarily in common stocks of large U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are stocks that Putnam believes are currently undervalued by the market. The fund’s manager looks for companies undergoing positive change. If the manager is correct and other investors recognize the value of the company, the price of the stock may rise.

Putnam Equity Income Fund

The fund seeks to invest in undervalued stocks of mid- and large-cap companies that are poised to experience positive change that may improve financial performance. The fund targets stocks of mature companies that pay above-average dividend yields.

Putnam Investors Fund

The fund seeks long-term growth of capital and any increased income that results from this growth by investing primarily in large-cap stocks of well-established U.S. companies. The fund targets companies whose business worth is believed to be more than their current stock prices indicate, whether the stock is considered growth or value.

Putnam Vista Fund

The fund seeks capital appreciation by investing mainly in midsize companies across a wide range of industry sectors. The fund targets relatively well-established companies that may have higher growth rates than larger, mature companies, but offer a greater degree of stability than smaller, less mature companies.

Putnam Mid Cap Value Fund

The fund seeks capital appreciation by employing a strategy of identifying undervalued, high-quality companies among the market’s mid-capitalization offerings. The fund targets smaller companies that have recently grown to midsize and larger companies in industries that have recently fallen out of favor.

Putnam Capital Opportunities Fund

The fund seeks long-term growth of capital by investing primarily in common stocks of small and midsize U.S. companies that Putnam believes have favorable investment potential. For example, the fund may purchase stocks of companies whose stock price is lower than the value Putnam places on the company. The fund may also consider other factors that Putnam believes will cause the stock price to rise.

Putnam International Equity Fund

The fund seeks capital appreciation by investing primarily in common stocks of companies outside the United States that Putnam believes have favorable investment potential. For example, the fund may purchase stocks of companies whose stock price is lower than the value Putnam places on the company. The fund may also consider other factors that Putnam believes will cause the stock price to rise. The fund invests mainly in midsize and large companies, although it can invest in companies of any size. Although the fund emphasizes investments in developed countries, it may also invest in companies located in emerging markets.

Putnam International
New Opportunities Fund

The fund invests mainly in companies outside the United States that Putnam believes are experiencing rapid earnings, sales, or business unit growth, and have the potential for positive earnings surprises. The fund primarily targets large and midsize growth companies with superior competitive positions within their industries.

Putnam International
Growth and Income Fund

The fund invests primarily in stocks of mid- and large-cap foreign companies that the fund’s portfolio manager believes are undervalued. It seeks capital growth, with current income as a secondary objective.

Putnam Income Fund

The fund seeks high current income consistent with what Putnam believes to be prudent risk. The fund invests mainly in bonds that are obligations of companies and governments worldwide denominated in U.S. dollars, are either investment grade or below investment grade (sometimes referred to as “junk bonds”), and have intermediate- to long-term maturities (three years or longer).

Putnam Diversified IncomeTrust

The fund seeks high current income consistent with preservation of capital by investing in investment-grade, high-yield, and non-U.S. fixed-income securities. Fund holdings and sector classifications reflect the diversification of the fixed-income market.

Putnam HighYield Advantage Fund

The fund seeks high current income and, as a secondary objective, capital growth, by investing in a diversified portfolio of high-yield bonds that includes a broad range of industries and issuers.

Allocations by fund as of 1/31/09

Percentages are based on market value. Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%.

		Putnam
	Putnam	Asset	Putnam	Putnam
	Asset	Allocation:	Asset	Asset	Putnam
	Allocation:	Conser-	Allocation:	Allocation:	Income	Putnam
Retirement-	Balanced	vative	Equity	Growth	Strategies	Money
Ready Fund	Portfolio	Portfolio	Portfolio	Portfolio	Fund	Market Fund

2050 Fund	0.0%	0.0%	80.0%	19.0%	0.0%	1.0%

2045 Fund	0.0	0.0	71.0	27.3	0.0	1.7

2040 Fund	0.0	0.0	52.4	44.9	0.0	2.7

2035 Fund	0.0	0.0	28.4	68.5	0.0	3.2

2030 Fund	0.0	0.0	7.2	88.4	0.0	4.4

2025 Fund	24.2	0.0	0.0	69.4	0.0	6.5

2020 Fund	70.0	0.0	0.0	20.9	0.0	9.2

2015 Fund	50.5	30.2	0.0	0.0	6.0	13.4

2010 Fund	17.0	30.9	0.0	0.0	33.7	18.5

Maturity Fund	4.8	7.3	0.0	0.0	79.7	8.3

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended January 31, 2009, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section of www.putnam.com or call Putnam at 1-800-225-1581. Class Y shares are generally only available to corporate and institutional clients and clients in other approved programs. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 1/31/09

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

2050 Fund*
Life of fund	–25.00%	–29.32%	–27.09%	–28.82%	–27.10%	–27.10%	–26.45%	–29.01%	–25.75%	–24.34%
Annual average	–7.37	–8.83	–8.07	–8.65	–8.07	–8.07	–7.85	–8.72	–7.62	–7.16

3 years	–36.21	–39.87	–37.63	–39.15	–37.64	–37.64	–37.19	–39.38	–36.73	–35.75
Annual average	–13.92	–15.60	–14.56	–15.26	–14.57	–14.57	–14.36	–15.37	–14.15	–13.71

1 year	–39.12	–42.63	–39.58	–42.45	–39.59	–40.17	–39.43	–41.54	–39.29	–38.99

6 months	–35.42	–39.14	–35.66	–38.71	–35.68	–36.29	–35.58	–37.83	–35.52	–35.36

2045 Fund†
Life of fund	–21.20	–25.73	–23.68	–24.63	–23.68	–23.68	–22.84	–25.54	–22.00	–20.37
Annual average	–5.45	–6.75	–6.15	–6.43	–6.15	–6.15	–5.91	–6.70	–5.67	–5.21

3 years	–35.48	–39.18	–36.91	–38.17	–36.91	–36.91	–36.42	–38.65	–35.95	–35.00
Annual average	–13.59	–15.27	–14.23	–14.81	–14.23	–14.23	–14.01	–15.03	–13.80	–13.38

1 year	–38.66	–42.19	–39.12	–41.98	–39.11	–39.69	–38.96	–41.09	–38.82	–38.51

6 months	–34.99	–38.73	–35.24	–38.28	–35.24	–35.85	–35.16	–37.42	–35.09	–34.93

2040 Fund†
Life of fund	–20.47	–25.04	–22.96	–23.98	–22.94	–22.94	–22.15	–24.87	–21.29	–19.62
Annual average	–5.24	–6.55	–5.95	–6.24	–5.94	–5.94	–5.71	–6.50	–5.47	–5.00

3 years	–34.65	–38.41	–36.10	–37.44	–36.09	–36.09	–35.63	–37.88	–35.14	–34.17
Annual average	–13.22	–14.92	–13.87	–14.47	–13.86	–13.86	–13.66	–14.67	–13.44	–13.01

1 year	–37.86	–41.44	–38.32	–41.28	–38.32	–38.91	–38.17	–40.33	–38.02	–37.70

6 months	–34.20	–37.99	–34.46	–37.60	–34.46	–35.09	–34.38	–36.67	–34.30	–34.12

Fund performance Total return for periods ended 1/31/09 (Continued)

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

2035 Fund
Life of fund	–20.33%	–24.90%	–22.83%	–23.83%	–22.78%	–22.78%	–22.01%	–24.74%	–21.25%	–19.49%
Annual average	–5.20	–6.51	–5.91	–6.20	–5.89	–5.89	–5.67	–6.46	–5.46	–4.97

3 years	–33.86	–37.67	–35.34	–36.68	–35.31	–35.31	–34.86	–37.14	–34.37	–33.38
Annual average	–12.87	–14.58	–13.53	–14.13	–13.51	–13.51	–13.31	–14.34	–13.10	–12.66

1 year	–37.15	–40.76	–37.63	–40.61	–37.62	–38.22	–37.48	–39.68	–37.31	–37.00

6 months	–33.58	–37.40	–33.84	–37.01	–33.84	–34.48	–33.77	–36.09	–33.68	–33.51

2030 Fund
Life of fund	–19.64	–24.27	–22.19	–23.21	–22.19	–22.19	–21.37	–24.12	–20.52	–18.85
Annual average	–5.01	–6.32	–5.73	–6.02	–5.73	–5.73	–5.49	–6.28	–5.25	–4.79

3 years	–32.67	–36.55	–34.19	–35.55	–34.18	–34.18	–33.70	–36.02	–33.19	–32.21
Annual average	–12.35	–14.07	–13.02	–13.62	–13.01	–13.01	–12.80	–13.83	–12.58	–12.15

1 year	–36.19	–39.86	–36.67	–39.67	–36.67	–37.27	–36.52	–38.75	–36.35	–36.05

6 months	–32.68	–36.56	–32.96	–36.13	–32.94	–33.58	–32.87	–35.21	–32.78	–32.62

2025 Fund
Life of fund	–18.20	–22.90	–20.77	–21.81	–20.79	–20.79	–19.91	–22.71	–19.07	–17.33
Annual average	–4.61	–5.93	–5.32	–5.62	–5.33	–5.33	–5.08	–5.87	–4.85	–4.37

3 years	–30.77	–34.75	–32.31	–33.71	–32.32	–32.32	–31.79	–34.17	–31.30	–30.25
Annual average	–11.54	–13.27	–12.20	–12.81	–12.20	–12.20	–11.97	–13.01	–11.76	–11.32

1 year	–34.64	–38.40	–35.14	–38.26	–35.15	–35.78	–34.97	–37.25	–34.82	–34.49

6 months	–31.20	–35.16	–31.46	–34.75	–31.48	–32.14	–31.36	–33.77	–31.29	–31.12

2020 Fund
Life of fund	–16.91	–21.69	–19.53	–20.67	–19.54	–19.54	–18.67	–21.51	–17.74	–16.04
Annual average	–4.26	–5.58	–4.98	–5.30	–4.98	–4.98	–4.74	–5.53	–4.49	–4.03

3 years	–28.17	–32.30	–29.78	–31.34	–29.77	–29.77	–29.25	–31.72	–28.72	–27.64
Annual average	–10.44	–12.19	–11.12	–11.78	–11.11	–11.11	–10.89	–11.94	–10.67	–10.22

1 year	–31.97	–35.88	–32.48	–35.76	–32.50	–33.15	–32.31	–34.68	–32.16	–31.82

6 months	–28.74	–32.84	–28.99	–32.45	–29.01	–29.70	–28.91	–31.39	–28.83	–28.66

2015 Fund
Life of fund	–14.18	–19.12	–16.86	–18.08	–16.85	–16.85	–15.96	–18.91	–15.02	–13.25
Annual average	–3.53	–4.86	–4.25	–4.58	–4.24	–4.24	–4.00	–4.81	–3.75	–3.29

3 years	–23.91	–28.28	–25.60	–27.33	–25.59	–25.59	–25.03	–27.66	–24.48	–23.33
Annual average	–8.71	–10.49	–9.39	–10.09	–9.38	–9.38	–9.16	–10.23	–8.93	–8.47

1 year	–28.27	–32.40	–28.81	–32.22	–28.80	–29.48	–28.62	–31.12	–28.47	–28.08

6 months	–25.46	–29.74	–25.74	–29.30	–25.73	–26.44	–25.65	–28.26	–25.57	–25.36

2010 Fund
Life of fund	–13.85	–18.80	–16.56	–17.85	–16.54	–16.54	–15.63	–18.57	–14.71	–12.92
Annual average	–3.44	–4.78	–4.17	–4.52	–4.16	–4.16	–3.92	–4.71	–3.67	–3.20

3 years	–20.66	–25.22	–22.46	–24.32	–22.45	–22.45	–21.85	–24.59	–21.27	–20.07
Annual average	–7.42	–9.23	–8.13	–8.87	–8.13	–8.13	–7.89	–8.98	–7.66	–7.20

1 year	–25.13	–29.44	–25.71	–29.21	–25.69	–26.39	–25.49	–28.10	–25.32	–24.94

6 months	–22.98	–27.41	–23.28	–26.90	–23.27	–23.99	–23.17	–25.85	–23.09	–22.88

Fund performance Total return for periods ended 1/31/09 (Continued)

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Maturity Fund
Life of fund	–14.17%	–19.11%	–16.90%	–18.25%	–16.81%	–16.81%	–15.98%	–18.92%	–15.08%	–13.29%
Annual average	–3.53	–4.86	–4.26	–4.62	–4.23	–4.23	–4.01	–4.81	–3.77	–3.30

3 years	–19.24	–23.88	–21.06	–23.06	–21.01	–21.01	–20.44	–23.24	–19.86	–18.65
Annual average	–6.88	–8.69	–7.58	–8.37	–7.56	–7.56	–7.34	–8.44	–7.11	–6.65

1 year	–23.78	–28.16	–24.37	–27.97	–24.35	–25.07	–24.17	–26.84	–24.00	–23.59

6 months	–22.04	–26.53	–22.33	–26.09	–22.33	–23.08	–22.24	–24.96	–22.15	–21.96

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns (public offering price, or POP) for class A and M shares reflect a maximum 5.75% and 3.50% load, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year that is eliminated thereafter. Class R andY shares have no initial sales charge or CDSC.

For a portion of the periods, these funds limited expenses, without which returns would have been lower.

A 1% short-term trading fee may be applied to shares exchanged or sold within 7 days of purchase.

Prior to January 26, 2009, the funds’ assets were allocated among a different set of underlying funds. Please see the funds’ prospectus for details.

* The inception date of Putnam RetirementReady 2050 Fund is 5/2/05 for all share classes.

† Because no class R shares of the fund were outstanding on 12/20/05 and 12/21/05, class R performance for the period from 12/19/05 to 12/21/05 is based on class A performance, adjusted for the applicable sales charge and the higher operating expenses for class R shares.

Comparative index returns For periods ended 1/31/09

		Barclays Capital Aggregate
	S&P 500 Index	Bond Index

Life of fund*	–20.45%	19.38%
Annual average	–5.24	4.25

3 years	–31.34	16.41
Annual average	–11.78	5.19

1 year	–38.63	2.59

6 months	–33.95	3.23

Index results should be compared to fund performance at net asset value.

* Life-of-fund period begins at 11/1/04, the inception date of all the Putnam RetirementReady Funds, with the exception of the 2050 Fund (inception: 5/2/05).

Fund price and distribution information For the six-month period ended 1/31/09

2050 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.564		$0.281	$0.314	$0.390		$0.519	$0.672

Capital gains — Long-term	1.333		1.333	1.333	1.333		1.333	1.333

Capital gains — Short-term	—		—	—	—		—	—

Total	$1.897		$1.614	$1.647	$1.723		$1.852	$2.005

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/08	$47.53	$50.43	$47.12	$47.14	$47.27	$48.98	$47.27	$47.72

1/31/09	28.92	30.68	28.81	28.78	28.84	29.89	28.75	28.97

2045 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.023		—	—	—		—	$0.143

Capital gains — Long-term	2.038		$2.038	$2.038	$2.038		$2.038	2.038

Capital gains — Short-term	—		—	—	—		—	—

Total	$2.061		$2.038	$2.038	$2.038		$2.038	$2.181

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/08	$51.35	$54.48	$48.79	$49.21	$50.83	$52.67	$52.38	$58.05

1/31/09	31.45	33.37	29.69	29.96	31.05	32.18	32.09	35.73

2040 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.109		—	—	—		$0.034	$0.227

Capital gains — Long-term	1.454		$1.454	$1.454	$1.454		1.454	1.454

Capital gains — Short-term	—		—	—	—		—	—

Total	$1.563		$1.454	$1.454	$1.454		$1.488	$1.681

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/08	$52.56	$55.77	$50.07	$50.01	$50.50	$52.33	$53.72	$58.96

1/31/09	33.11	35.13	31.45	31.41	31.77	32.92	33.89	37.26

2035 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.187		—	—	$0.060		$0.150	$0.305

Capital gains — Long-term	1.450		$1.450	$1.450	1.450		1.450	1.450

Capital gains — Short-term	—		—	—	—		—	—

Total	$1.637		$1.450	$1.450	$1.510		$1.600	$1.755

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/08	$51.10	$54.22	$48.25	$48.34	$48.81	$50.58	$49.75	$57.48

1/31/09	32.39	34.37	30.55	30.61	30.90	32.02	31.48	36.56

Fund price and distribution information For the six-month period ended 1/31/09
(Continued)

2030 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.340		$0.003	$0.011	$0.116		$0.283	$0.463

Capital gains — Long-term	1.810		1.810	1.810	1.810		1.810	1.810

Capital gains — Short-term	—		—	—	—		—	—

Total	$2.150		$1.813	$1.821	$1.926		$2.093	$2.273

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/08	$50.59	$53.68	$48.57	$48.78	$48.65	$50.41	$48.63	$56.28

1/31/09	32.01	33.96	30.84	30.98	30.83	31.95	30.70	35.76

2025 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.459		$0.089	$0.078	—		$0.428	$0.590

Capital gains — Long-term	1.337		1.337	1.337	$1.337		1.337	1.337

Capital gains — Short-term	—		—	—	—		—	—

Total	$1.796		$1.426	$1.415	$1.337		$1.765	$1.927

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/08	$53.39	$56.65	$50.45	$50.65	$50.92	$52.77	$50.77	$53.67

1/31/09	35.01	37.15	33.21	33.35	33.67	34.89	33.19	35.12

2020 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.702		$0.317	$0.354	$0.168		$0.658	$0.833

Capital gains — Long-term	0.688		0.688	0.688	0.688		0.688	0.688

Capital gains — Short-term	—		—	—	—		—	—

Total	$1.390		$1.005	$1.042	$0.856		$1.346	$1.521

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/08	$51.07	$54.19	$49.43	$49.70	$49.73	$51.53	$49.77	$55.90

1/31/09	35.04	37.18	34.12	34.27	34.52	35.77	34.11	38.40

2015 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$1.490		$1.004	$1.139	$1.084		$1.464	$1.630

Capital gains — Long-term	0.638		0.638	0.638	0.638		0.638	0.638

Capital gains — Short-term	—		—	—	—		—	—

Total	$2.128		$1.642	$1.777	$1.722		$2.102	$2.268

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/08	$54.46	$57.78	$52.94	$53.13	$53.39	$55.33	$53.31	$54.71

1/31/09	38.49	40.84	37.69	37.70	37.99	39.37	37.60	38.59

Fund price and distribution information For the six-month period ended 1/31/09
(Continued)

2010 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$2.613		$2.236	$2.471	$2.536		$2.526	$2.755

Capital gains — Long-term	—		—	—	—		—	—

Capital gains — Short-term	—		—	—	—		—	—

Total	$2.613		$2.236	$2.471	$2.536		$2.526	$2.755

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/08	$51.26	$54.39	$49.94	$49.73	$50.02	$51.83	$50.06	$54.06

1/31/09	36.87	39.12	36.08	35.69	35.90	37.20	35.98	38.94

Maturity Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	6		6	6	6		6	6

Income	$1.569		$1.411	$1.429	$1.475		$1.516	$1.624

Capital gains — Long-term	—		—	—	—		—	—

Capital gains — Short-term	—		—	—	—		—	—

Total	$1.569		$1.411	$1.429	$1.475		$1.516	$1.624

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/08	$50.60	$53.69	$50.68	$50.78	$50.72	$52.56	$50.61	$50.74

1/31/09	37.96	40.28	38.02	38.08	38.04	39.42	37.96	38.06

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

Fund performance as of the most recent calendar quarter
Total return for periods ended 12/31/08

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

2050 Fund*	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	–18.73%	–23.40%	–20.94%	–22.82%	–20.95%	–20.95%	–20.27%	–23.06%	–19.53%	–18.02%
Annual average	–5.49	–7.00	–6.20	–6.81	–6.20	–6.20	–5.98	–6.89	–5.75	–5.27

3 years	–28.38	–32.50	–29.98	–31.68	–29.98	–29.98	–29.49	–31.96	–28.95	–27.86
Annual average	–10.53	–12.28	–11.20	–11.93	–11.20	–11.20	–10.99	–12.05	–10.77	–10.31

1 year	–38.93	–42.44	–39.40	–42.28	–39.40	–39.98	–39.26	–41.38	–39.11	–38.81

6 months	–31.33	–35.29	–31.60	–34.85	–31.60	–32.25	–31.52	–33.92	–31.43	–31.26

2045 Fund†	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	–14.81	–19.71	–17.43	–18.47	–17.41	–17.41	–16.52	–19.45	–15.63	–13.91
Annual average	–3.77	–5.13	–4.49	–4.78	–4.48	–4.48	–4.24	–5.05	–3.99	–3.53

3 years	–27.60	–31.77	–29.21	–30.62	–29.20	–29.20	–28.65	–31.14	–28.10	–27.06
Annual average	–10.21	–11.96	–10.88	–11.47	–10.87	–10.87	–10.64	–11.69	–10.41	–9.98

1 year	–38.56	–42.08	–39.01	–41.88	–39.00	–39.57	–38.83	–40.97	–38.70	–38.39

6 months	–31.03	–34.99	–31.27	–34.50	–31.27	–31.91	–31.17	–33.58	–31.10	–30.93

Fund performance as of the most recent calendar quarter
Total return for periods ended 12/31/08 (Continued)

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

2040 Fund†	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	–14.51%	–19.42%	–17.13%	–18.22%	–17.10%	–17.10%	–16.27%	–19.19%	–15.36%	–13.62%
Annual average	–3.69	–5.04	–4.40	–4.71	–4.40	–4.40	–4.17	–4.98	–3.92	–3.45

3 years	–27.23	–31.41	–28.85	–30.33	–28.81	–28.81	–28.30	–30.81	–27.75	–26.68
Annual average	–10.05	–11.81	–10.73	–11.35	–10.71	–10.71	–10.50	–11.55	–10.27	–9.83

1 year	–37.92	–41.49	–38.38	–41.33	–38.38	–38.97	–38.22	–40.38	–38.08	–37.76

6 months	–30.54	–34.54	–30.81	–34.12	–30.79	–31.45	–30.71	–33.14	–30.64	–30.45

2035 Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	–14.74	–19.64	–17.37	–18.44	–17.31	–17.31	–16.51	–19.43	–15.70	–13.85
Annual average	–3.75	–5.11	–4.47	–4.77	–4.45	–4.45	–4.23	–5.05	–4.01	–3.51

3 years	–26.86	–31.07	–28.50	–29.98	–28.46	–28.46	–27.96	–30.49	–27.40	–26.32
Annual average	–9.90	–11.66	–10.58	–11.20	–10.56	–10.56	–10.36	–11.42	–10.12	–9.68

1 year	–37.24	–40.85	–37.74	–40.72	–37.72	–38.32	–37.58	–39.76	–37.41	–37.09

6 months	–30.14	–34.16	–30.44	–33.76	–30.42	–31.08	–30.34	–32.78	–30.24	–30.07

2030 Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	–14.55	–19.47	–17.20	–18.28	–17.19	–17.19	–16.34	–19.27	–15.45	–13.70
Annual average	–3.70	–5.06	–4.42	–4.72	–4.42	–4.42	–4.19	–5.00	–3.94	–3.47

3 years	–26.14	–30.38	–27.80	–29.29	–27.80	–27.80	–27.26	–29.81	–26.70	–25.61
Annual average	–9.61	–11.37	–10.29	–10.91	–10.29	–10.29	–10.07	–11.13	–9.84	–9.39

1 year	–36.38	–40.03	–36.87	–39.86	–36.87	–37.47	–36.72	–38.93	–36.54	–36.24

6 months	–29.63	–33.67	–29.89	–33.21	–29.89	–30.55	–29.81	–32.27	–29.70	–29.53

2025 Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	–13.79	–18.74	–16.43	–17.52	–16.44	–16.44	–15.53	–18.48	–14.66	–12.86
Annual average	–3.49	–4.85	–4.21	–4.51	–4.21	–4.21	–3.96	–4.78	–3.73	–3.25

3 years	–24.88	–29.20	–26.54	–28.06	–26.56	–26.56	–25.98	–28.57	–25.44	–24.29
Annual average	–9.10	–10.87	–9.77	–10.40	–9.78	–9.78	–9.54	–10.61	–9.32	–8.86

1 year	–35.04	–38.78	–35.53	–38.63	–35.53	–36.15	–35.35	–37.62	–35.20	–34.87

6 months	–28.62	–32.73	–28.88	–32.30	–28.88	–29.57	–28.78	–31.28	–28.70	–28.51

2020 Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	–13.76	–18.72	–16.42	–17.60	–16.42	–16.42	–15.53	–18.49	–14.61	–12.87
Annual average	–3.49	–4.85	–4.21	–4.53	–4.21	–4.21	–3.96	–4.78	–3.71	–3.25

3 years	–23.66	–28.05	–25.35	–27.01	–25.36	–25.36	–24.78	–27.42	–24.25	–23.09
Annual average	–8.61	–10.39	–9.29	–9.96	–9.29	–9.29	–9.06	–10.13	–8.84	–8.38

1 year	–32.87	–36.73	–33.37	–36.60	–33.37	–34.02	–33.20	–35.53	–33.05	–32.70

6 months	–27.02	–31.22	–27.28	–30.82	–27.29	–28.00	–27.18	–29.73	–27.12	–26.93

Fund performance as of the most recent calendar quarter
Total return for periods ended 12/31/08 (Continued)

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

2015 Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	–12.51%	–17.54%	–15.18%	–16.42%	–15.17%	–15.17%	–14.28%	–17.28%	–13.37%	–11.59%
Annual average	–3.15	–4.52	–3.87	–4.21	–3.87	–3.87	–3.63	–4.45	–3.38	–2.91

3 years	–20.96	–25.51	–22.71	–24.51	–22.71	–22.71	–22.12	–24.86	–21.56	–20.37
Annual average	–7.54	–9.35	–8.23	–8.95	–8.23	–8.23	–8.00	–9.09	–7.78	–7.31

1 year	–29.31	–33.37	–29.83	–33.20	–29.84	–30.51	–29.66	–32.12	–29.53	–29.14

6 months	–24.75	–29.08	–25.04	–28.63	–25.03	–25.74	–24.94	–27.57	–24.90	–24.66

2010 Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	–13.10	–18.09	–15.77	–17.07	–15.75	–15.75	–14.85	–17.82	–13.93	–12.18
Annual average	–3.31	–4.67	–4.03	–4.39	–4.02	–4.02	–3.78	–4.60	–3.53	–3.07

3 years	–19.11	–23.76	–20.92	–22.82	–20.90	–20.90	–20.30	–23.08	–19.70	–18.50
Annual average	–6.83	–8.65	–7.53	–8.27	–7.52	–7.52	–7.28	–8.38	–7.05	–6.59

1 year	–26.19	–30.43	–26.74	–30.19	–26.73	–27.41	–26.53	–29.09	–26.35	–25.99

6 months	–22.87	–27.31	–23.16	–26.78	–23.14	–23.86	–23.06	–25.76	–22.95	–22.76

Maturity Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	–13.22	–18.22	–15.93	–17.31	–15.84	–15.84	–15.02	–18.00	–14.13	–12.35
Annual average	–3.34	–4.71	–4.07	–4.45	–4.05	–4.05	–3.83	–4.65	–3.59	–3.11

3 years	–17.71	–22.44	–19.56	–21.61	–19.50	–19.50	–18.95	–21.77	–18.36	–17.10
Annual average	–6.29	–8.12	–7.00	–7.80	–6.98	–6.98	–6.76	–7.86	–6.54	–6.06

1 year	–24.38	–28.73	–24.97	–28.54	–24.95	–25.66	–24.76	–27.40	–24.60	–24.19

6 months	–21.61	–26.11	–21.90	–25.68	–21.90	–22.66	–21.80	–24.54	–21.72	–21.51

During the calendar quarter ended 12/31/08, the funds’ assets were allocated among a different set of underlying Putnam funds than the ones currently in the portfolio. Please see the funds’ prospectus for details.

* The inception date of Putnam RetirementReady 2050 Fund is 5/2/05 for all share classes.

† Because no class R shares of the fund were outstanding on 12/20/05 and 12/21/05, class R performance for the period from 12/20/05 to 12/21/05 is based on class A performance, adjusted for the applicable sales charge and the higher operating expenses for class R shares.

Fund’s annual operating expenses For the fiscal year ended 7/31/08

	Class A	Class B	Class C	Class M	Class R	Class Y

2050 Fund (Net expenses)*	1.30%	2.05%	2.05%	1.80%	1.55%	1.05%

2050 Fund (Total annual fund operating expenses)	1.35%	2.10%	2.10%	1.85%	1.60%	1.10%

2045 Fund (Net expenses)*	1.28%	2.03%	2.03%	1.78%	1.53%	1.03%

2045 Fund (Total annual fund operating expenses)	1.30%	2.05%	2.05%	1.80%	1.55%	1.05%

2040 Fund (Net expenses)*	1.28%	2.03%	2.03%	1.78%	1.53%	1.03%

2040 Fund (Total annual fund operating expenses)	1.29%	2.04%	2.04%	1.79%	1.54%	1.04%

2035 Fund (Net expenses)*	1.27%	2.02%	2.02%	1.77%	1.52%	1.02%

2035 Fund (Total annual fund operating expenses)	1.28%	2.03%	2.03%	1.78%	1.53%	1.03%

2030 Fund (Net expenses)*	1.25%	2.00%	2.00%	1.75%	1.50%	1.00%

2030 Fund (Total annual fund operating expenses)	1.26%	2.01%	2.01%	1.76%	1.51%	1.01%

2025 Fund (Net expenses)*	1.23%	1.98%	1.98%	1.73%	1.48%	0.98%

2025 Fund (Total annual fund operating expenses)	1.24%	1.99%	1.99%	1.74%	1.49%	0.99%

2020 Fund (Net expenses)*	1.17%	1.92%	1.92%	1.67%	1.42%	0.92%

2020 Fund (Total annual fund operating expenses)	1.18%	1.93%	1.93%	1.68%	1.43%	0.93%

2015 Fund (Total annual fund operating expenses)	1.10%	1.85%	1.85%	1.60%	1.35%	0.85%

2010 Fund (Net expenses)*	1.02%	1.77%	1.77%	1.52%	1.27%	0.77%

2010 Fund (Total annual fund operating expenses)	1.03%	1.78%	1.78%	1.53%	1.28%	0.78%

Maturity Fund (Total annual fund operating expenses)	0.96%	1.71%	1.71%	1.46%	1.21%	0.71%

Expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown in the next section and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s decision to contractually limit expenses through 7/31/09.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund limited these expenses; had it not done so, expenses would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. Expense information also does not include the fees and expenses of the underlying Putnam mutual funds in which the Putnam RetirementReady Funds invest. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The table that follows shows the expenses you would have paid on a $1,000 investment in each of the Putnam RetirementReady Funds from August 1, 2008, to January 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this table to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number in the first line (Expenses paid per $1,000) for the class of shares you own.

	Class A	Class B	Class C	Class M	Class R	Class Y

2050 Fund

Expenses paid per $1,000*	$1.45	$4.56	$4.56	$3.52	$2.49	$0.41

Ending value (after expenses)	$645.80	$643.40	$643.20	$644.20	$644.80	$646.40

2045 Fund

Expenses paid per $1,000*	$1.46	$4.57	$4.57	$3.53	$2.49	$0.42

Ending value (after expenses)	$650.10	$647.60	$647.60	$648.40	$649.10	$650.70

2040 Fund

Expenses paid per $1,000*	$1.46	$4.59	$4.59	$3.55	$2.51	$0.42

Ending value (after expenses)	$658.00	$655.40	$655.40	$656.20	$657.00	$658.80

2035 Fund

Expenses paid per $1,000*	$1.47	$4.61	$4.61	$3.56	$2.52	$0.42

Ending value (after expenses)	$664.20	$661.60	$661.60	$662.30	$663.20	$664.90

2030 Fund

Expenses paid per $1,000*	$1.48	$4.63	$4.63	$3.58	$2.53	$0.42

Ending value (after expenses)	$673.20	$670.40	$670.60	$671.30	$672.20	$673.80

2025 Fund

Expenses paid per $1,000*	$1.49	$4.67	$4.67	$3.61	$2.55	$0.43

Ending value (after expenses)	$688.00	$685.40	$685.20	$686.40	$687.10	$688.80

2020 Fund

Expenses paid per $1,000*	$1.51	$4.74	$4.74	$3.67	$2.59	$0.43

Ending value (after expenses)	$712.60	$710.10	$709.90	$710.90	$711.70	$713.40

2015 Fund

Expenses paid per $1,000*	$1.54	$4.83	$4.83	$3.74	$2.64	$0.44

Ending value (after expenses)	$745.40	$742.60	$742.70	$743.50	$744.30	$746.40

	Class A	Class B	Class C	Class M	Class R	Class Y

2010 Fund

Expenses paid per $1,000*	$1.56	$4.90	$4.90	$3.79	$2.68	$0.45

Ending value (after expenses)	$770.20	$767.20	$767.30	$768.30	$769.10	$771.20

Maturity Fund

Expenses paid per $1,000*	$1.57	$4.93	$4.93	$3.81	$2.69	$0.45

Ending value (after expenses)	$779.60	$776.70	$776.70	$777.60	$778.50	$780.40

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 1/31/09. The expense ratio may differ for each share class (see the next table in this section). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

2050 Fund

Expenses paid per $1,000*	$1.79	$5.60	$5.60	$4.33	$3.06	$0.51

Ending value (after expenses)	$1,023.44	$1,019.66	$1,019.66	$1,020.92	$1,022.18	$1,024.70

Annualized expense ratio	0.35%	1.10%	1.10%	0.85%	0.60%	0.10%

Lipper peer group
Average expense ratio**	0.52%	1.27%	1.27%	1.02%	0.77%	0.27%

2045 Fund

Expenses paid per $1,000*	$1.79	$5.60	$5.60	$4.33	$3.06	$0.51

Ending value (after expenses)	$1,023.44	$1,019.66	$1,019.66	$1,020.92	$1,022.18	$1,024.70

Annualized expense ratio	0.35%	1.10%	1.10%	0.85%	0.60%	0.10%

Lipper peer group
Average expense ratio**	0.47%	1.22%	1.22%	0.97%	0.72%	0.22%

2040 Fund

Expenses paid per $1,000*	$1.79	$5.60	$5.60	$4.33	$3.06	$0.51

Ending value (after expenses)	$1,023.44	$1,019.66	$1,019.66	$1,020.92	$1,022.18	$1,024.70

Annualized expense ratio	0.35%	1.10%	1.10%	0.85%	0.60%	0.10%

Lipper peer group
Average expense ratio**	0.46%	1.21%	1.21%	0.96%	0.71%	0.21%

	Class A	Class B	Class C	Class M	Class R	Class Y

2035 Fund

Expenses paid per $1,000*	$1.79	$5.60	$5.60	$4.33	$3.06	$0.51

Ending value (after expenses)	$1,023.44	$1,019.66	$1,019.66	$1,020.92	$1,022.18	$1,024.70

Annualized expense ratio	0.35%	1.10%	1.10%	0.85%	0.60%	0.10%

Lipper peer group
Average expense ratio**	0.48%	1.23%	1.23%	0.98%	0.73%	0.23%

2030 Fund

Expenses paid per $1,000*	$1.79	$5.60	$5.60	$4.33	$3.06	$0.51

Ending value (after expenses)	$1,023.44	$1,019.66	$1,019.66	$1,020.92	$1,022.18	$1,024.70

Annualized expense ratio	0.35%	1.10%	1.10%	0.85%	0.60%	0.10%

Lipper peer group
Average expense ratio**	0.47%	1.22%	1.22%	0.97%	0.72%	0.22%

2025 Fund

Expenses paid per $1,000*	$1.79	$5.60	$5.60	$4.33	$3.06	$0.51

Ending value (after expenses)	$1,023.44	$1,019.66	$1,019.66	$1,020.92	$1,022.18	$1,024.70

Annualized expense ratio	0.35%	1.10%	1.10%	0.85%	0.60%	0.10%

Lipper peer group
Average expense ratio**	0.46%	1.21%	1.21%	0.96%	0.71%	0.21%

2020 Fund

Expenses paid per $1,000*	$1.79	$5.60	$5.60	$4.33	$3.06	$0.51

Ending value (after expenses)	$1,023.44	$1,019.66	$1,019.66	$1,020.92	$1,022.18	$1,024.70

Annualized expense ratio	0.35%	1.10%	1.10%	0.85%	0.60%	0.10%

Lipper peer group
Average expense ratio**	0.47%	1.22%	1.22%	0.97%	0.72%	0.22%

2015 Fund

Expenses paid per $1,000*	$1.79	$5.60	$5.60	$4.33	$3.06	$0.51

Ending value (after expenses)	$1,023.44	$1,019.66	$1,019.66	$1,020.92	$1,022.18	$1,024.70

Annualized expense ratio	0.35%	1.10%	1.10%	0.85%	0.60%	0.10%

Lipper peer group
Average expense ratio**	0.49%	1.24%	1.24%	0.99%	0.74%	0.24%

2010 Fund

Expenses paid per $1,000*	$1.79	$5.60	$5.60	$4.33	$3.06	$0.51

Ending value (after expenses)	$1,023.44	$1,019.66	$1,019.66	$1,020.92	$1,022.18	$1,024.70

Annualized expense ratio	0.35%	1.10%	1.10%	0.85%	0.60%	0.10%

Lipper peer group
Average expense ratio**	0.48%	1.23%	1.23%	0.98%	0.73%	0.23%

	Class A	Class B	Class C	Class M	Class R	Class Y

Maturity Fund

Expenses paid per $1,000*	$1.79	$5.60	$5.60	$4.33	$3.06	$0.51

Ending value (after expenses)	$1,023.44	$1,019.66	$1,019.66	$1,020.92	$1,022.18	$1,024.70

Annualized expense ratio	0.35%	1.10%	1.10%	0.85%	0.60%	0.10%

Lipper peer group
Average expense ratio**	0.50%	1.25%	1.25%	1.00%	0.75%	0.25%

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 1/31/09. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

**The Lipper category for each fund is specified in the table below. The peer group may include funds that are significantly larger than the fund, which may limit the comparability of the fund’s expenses to the simple average, which is typically higher than the asset-weighted average.

Putnam RetirementReady Fund	Lipper category

RetirementReady 2050 Fund	Mixed-Asset Target 2050+

RetirementReady 2045 Fund	Mixed-Asset Target 2045

RetirementReady 2040 Fund	Mixed-Asset Target 2040

RetirementReady 2035 Fund	Mixed-Asset Target 2035

RetirementReady 2030 Fund	Mixed-Asset Target 2030

RetirementReady 2025 Fund	Mixed-Asset Target 2025

RetirementReady 2020 Fund	Mixed-Asset Target 2020

RetirementReady 2015 Fund	Mixed-Asset Target 2015

RetirementReady 2010 Fund	Mixed-Asset Target 2010

RetirementReady Maturity Fund	Mixed-Asset Target Allocation Conservative

Your fund’s management

Your fund’s Portfolio Managers are Jeffrey Knight, Robert Kea, and Robert Schoen.

Portfolio management fund ownership

The following table shows how much the fund’s current Portfolio Managers have invested in the fund and in all Putnam mutual funds (in dollar ranges). Information shown is as of January 31, 2009, and January 31, 2008.

Trustee and Putnam employee fund ownership

As of January 31, 2009, all of the Trustees of the Putnam funds owned fund shares. The following table shows the approximate value of investments in the fund and all Putnam funds as of that date by the Trustees and Putnam employees. These amounts include investments by the Trustees’ and employees’ immediate family members and investments through retirement and deferred compensation plans.

	Assets in the fund	Total assets in all Putnam funds

Trustees	$177,000	$31,000,000

Putnam employees	$9,446,000	$342,000,000

Other Putnam funds managed by the Portfolio Managers

Jeffrey Knight is also a Portfolio Manager of Putnam Asset Allocation Funds (Growth, Balanced, and Conservative Portfolios), Putnam Income Strategies Fund, Putnam Absolute Return 500 Fund, and Putnam Absolute Return 700 Fund.

Robert Kea is also a Portfolio Manager of Putnam Asset Allocation Funds (Growth, Balanced, and Conservative Portfolios), Putnam Income Strategies Fund, Putnam Absolute Return 500 Fund, and Putnam Absolute Return 700 Fund.

Robert Schoen is also a Portfolio Manager of Putnam Asset Allocation Funds (Growth, Balanced, and Conservative Portfolios), Putnam Income Strategies Fund, Putnam Absolute Return 500 Fund, and Putnam Absolute Return 700 Fund.

Jeffrey Knight, Robert Kea, and Robert Schoen may also manage other accounts and variable trust funds advised by Putnam Management or an affiliate.

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Barclays Capital Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”). In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2008, the Contract Committee met several times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management contract, effective July 1, 2008.

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That this fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees, were subject to the continued application of certain expense reductions and waivers and other considerations noted below, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Management fee schedules and
categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style, changes in Putnam Management’s operating costs or responsibilities, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. In this regard, the Trustees also noted that shareholders of your fund voted in 2007 to approve new management contracts containing an identical fee structure. The Trustees focused on two areas of particular interest, as discussed further below:

•Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., each fund ranked in the following percentiles in management fees and total expenses (less any applicable 12b-1 fees) as of December 31, 2007 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds).

	Actual Management Fee	Total Expenses
	(percentile)	(percentile)
Putnam RetirementReady Maturity Fund	95th	15th

Putnam RetirementReady 2010 Fund	99th	25th

Putnam RetirementReady 2015 Fund	88th	50th

Putnam RetirementReady 2020 Fund	89th	56th

Putnam RetirementReady 2025 Fund	89th	56th

Putnam RetirementReady 2030 Fund	89th	56th

Putnam RetirementReady 2035 Fund	99th	56th

Putnam RetirementReady 2040 Fund	99th	44th

Putnam RetirementReady 2045 Fund	99th	56th

Putnam RetirementReady 2050 Fund	99th	50th

(The comparative fee and expense information for each Putnam RetirementReady Fund includes the fees and expenses of the underlying Putnam funds in which a Putnam RetirementReady Fund invests, as well as the fees and expenses of the underlying funds in which other funds in the Lipper peer group invest. In addition, because each Putnam RetirementReady Fund’s custom peer group is smaller than the fund’s broad Lipper Inc. peer group, this expense information may differ from the Lipper peer expense information found elsewhere in this report.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints.

The Trustees noted that the expense ratio increases described above were currently being controlled by expense limitations initially implemented in January 2004. The Trustees have received a commitment from Putnam Management and its parent company to continue this program through at least June 30, 2009. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception.

In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to extend for the twelve months beginning July 1, 2008, an additional expense limitation for certain funds at an amount equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper to correspond to the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the custom peer group data for the period ended December 31, 2007. This additional expense limitation will not be applied to the Putnam RetirementReady funds because each had a below-average expense ratio relative to its custom peer group.

In addition, the Trustees devoted particular attention to analyzing the Putnam funds’ fees and expenses relative to those of competitors in fund complexes of comparable size and with a comparable mix of asset categories. The Trustees concluded that this analysis did not reveal any matters requiring further attention at the current time.

•Economies of scale. The Trustees considered that most Putnam funds currently have the benefit of breakpoints in their management fees that provide shareholders with significant economies of scale, which means that the effective management fee rate of the fund (as a percentage of fund assets) declines as the fund grows in size and crosses specified asset thresholds. Conversely, if the fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale at current asset levels.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which had met on a regular monthly basis with the funds’ portfolio teams throughout the year. The

Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel —but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

While the Trustees noted the satisfactory investment performance of certain Putnam funds, they considered the disappointing investment performance of many funds in recent periods, particularly over periods in 2007 and 2008. They discussed with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including recent efforts to further centralize Putnam Management’s equity research function. In this regard, the Trustees took into consideration efforts by Putnam Management to improve its ability to assess and mitigate investment risk in individual funds, across asset classes, and across the complex as a whole. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of the Putnam RetirementReady Funds, the Trustees considered the Lipper peer group percentile rankings for each fund’s class A share cumulative total return performance results at net asset value for the one-year and three-year periods ended December 31, 2007. This information is shown in the following table. (Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report.) Where applicable, the table also shows the number of funds in the peer groups for the respective periods; this number is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds. Past performance is no guarantee of future returns.

	One-year period rank	Three-year period rank
	(# of funds in category)	(# of funds in category)

Putnam RetirementReady Maturity Fund
Lipper Mixed-Asset Target Allocation	84th (414)	76th (261)
Conservative Funds

Putnam RetirementReady 2010 Fund
Lipper Mixed-Asset Target 2010 Funds	97th (140)	86th (55)

Putnam RetirementReady 2015 Fund
Lipper Mixed-Asset Target 2020 Funds	92nd (191)	83rd (72)

Putnam RetirementReady 2020 Fund
Lipper Mixed-Asset Target 2020 Funds	94th (191)	61st (72)

Putnam RetirementReady 2025 Fund
Lipper Mixed-Asset Target 2030 Funds	92nd (171)	80th (62)

Putnam RetirementReady 2030 Fund
Lipper Mixed-Asset Target 2030 Funds	95th (171)	72nd (62)

Putnam RetirementReady 2035 Fund
Lipper Mixed-Asset Target 2030+ Funds	89th (237)	83rd (80)

Putnam RetirementReady 2040 Fund
Lipper Mixed-Asset Target 2030+ Funds	90th (237)	76th (80)

Putnam RetirementReady 2045 Fund
Lipper Mixed-Asset Target 2030+ Funds	91st (237)	72nd (80)

Putnam RetirementReady 2050 Fund
Lipper Mixed-Asset Target 2030+ Funds	93rd (237)	—

See page 36 for more recent Lipper performance ranking information for the funds. Past performance is no guarantee of future results.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations;
other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered changes made in 2008, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policy, which expanded the permitted categories of brokerage and research services payable with soft dollars and increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage and trends in industry practice to ensure that the principle of seeking “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ annual review of your fund’s management contract arrangements also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the investor servicing agreement with Putnam Fiduciary Trust Company (“PFTC”), each of which provides benefits to affiliates of Putnam Management. In the case of the investor servicing agreement, the Trustees considered that certain shareholder servicing functions were shifted to a third-party service provider by PFTC in 2007.

Comparison of retail and institutional
fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

More recent peer group rankings

More recent Lipper percentile rankings are shown for the funds in the following table. Note that this information was not available to the Trustees when they approved the continuance of the funds’ management contract. The table shows the Lipper peer group percentile rankings of each fund’s class A share total return performance at net asset value. These rankings were determined on an annualized basis and are for the one-year period ended on the most recent calendar quarter (December 31, 2008). Where applicable, the table also shows each fund’s rank among the total number of funds in its peer group for the respective periods; this information is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds.

One-year period rank
(# of funds in category)

Putnam RetirementReady Maturity Fund
Lipper Mixed-Asset Target Allocation Conservative Funds	92nd (396/431)

Putnam RetirementReady 2010 Fund
Lipper Mixed-Asset Target 2010 Funds	53rd (90/170)

Putnam RetirementReady 2015 Fund
Lipper Mixed-Asset Target 2015 Funds	53rd (58/110)

Putnam RetirementReady 2020 Fund
Lipper Mixed-Asset Target 2020 Funds	61st (93/153)

Putnam RetirementReady 2025 Fund
Lipper Mixed-Asset Target 2025 Funds	50th (44/87)

Putnam RetirementReady 2030 Fund
Lipper Mixed-Asset Target 2030 Funds	48th (69/143)

Putnam RetirementReady 2035 Fund
Lipper Mixed-Asset Target 2035 Funds	56th (49/87)

Putnam RetirementReady 2040 Fund
Lipper Mixed-Asset Target 2040 Funds	47th (61/130)

Putnam RetirementReady 2045 Fund
Lipper Mixed-Asset Target 2045 Funds	52nd (40/77)

Putnam RetirementReady 2050 Fund
Lipper Mixed-Asset Target 2050+ Funds	42nd (35/84)

Other information for shareholders

Important notice regarding delivery
of shareholder documents

In accordance with SEC regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008, are available in the Individual Investors section of www.putnam.com, and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the Public Reference Room.

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings —from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period.

The funds’ portfolios 1/31/09 (Unaudited)

2050 Fund	Shares	Value

Asset Allocation Funds* (95.9%)
Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

Putnam Asset Allocation: Equity Portfolio (Class Y)	498,659	5,021,497

Putnam Asset Allocation: Growth Portfolio (Class Y)	147,825	1,189,988

Putnam Income Strategies Fund (Class Y)	—	—

Total Asset Allocation Funds (cost $6,174,915)		$6,211,485

Fixed Income Funds* (1.0%)
Putnam Money Market Fund (Class A)	65,881	$65,881

Total Fixed Income Funds (cost $65,881)		$65,881

Total Investments (cost $6,240,796)		$6,277,366

* Percentages indicated are based on net assets of $6,478,234

2045 Fund	Shares	Value

Asset Allocation Funds* (95.8%)
Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

Putnam Asset Allocation: Equity Portfolio (Class Y)	838,422	8,442,912

Putnam Asset Allocation: Growth Portfolio (Class Y)	403,871	3,251,163

Putnam Income Strategies Fund (Class Y)	—	—

Total Asset Allocation Funds (cost $11,629,926)		$11,694,075

Fixed Income Funds* (1.6%)
Putnam Money Market Fund (Class A)	199,632	$199,632

Total Fixed Income Funds (cost $199,632)		$199,632

Total Investments (cost $11,829,558)		$11,893,707

* Percentages indicated are based on net assets of $12,207,972.

2040 Fund	Shares	Value

Asset Allocation Funds* (96.1%)
Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

Putnam Asset Allocation: Equity Portfolio (Class Y)	911,802	9,181,843

Putnam Asset Allocation: Growth Portfolio (Class Y)	977,406	7,868,122

Putnam Income Strategies Fund (Class Y)	—	—

Total Asset Allocation Funds (cost $16,969,837)		$17,049,965

Fixed Income Funds* (2.7%)
Putnam Money Market Fund (Class A)	477,855	$477,855

Total Fixed Income Funds (cost $477,855)		$477,855

Total Investments (cost $17,447,692)		$17,527,820

* Percentages indicated are based on net assets of $17,744,986.

The accompanying notes are an integral part of these financial statements.

The funds’ portfolios 1/31/09 (Unaudited) (Continued)

2035 Fund	Shares	Value

Asset Allocation Funds* (95.9%)
Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

Putnam Asset Allocation: Equity Portfolio (Class Y)	736,759	7,419,163

Putnam Asset Allocation: Growth Portfolio (Class Y)	2,221,285	17,881,343

Putnam Income Strategies Fund (Class Y)	—	—

Total Asset Allocation Funds (cost $25,208,729)		$25,300,506

Fixed Income Funds* (3.1%)
Putnam Money Market Fund (Class A)	822,850	$822,850

Total Fixed Income Funds (cost $822,850)		$822,850

Total Investments (cost $26,031,579)		$26,123,356

* Percentages indicated are based on net assets of $26,378,196.

2030 Fund	Shares	Value

Asset Allocation Funds* (95.1%)
Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

Putnam Asset Allocation: Equity Portfolio (Class Y)	233,768	2,354,044

Putnam Asset Allocation: Growth Portfolio (Class Y)	3,590,164	28,900,820

Putnam Income Strategies Fund (Class Y)	—	—

Total Asset Allocation Funds (cost $31,170,435)		$31,254,864

Fixed Income Funds* (4.4%)
Putnam Money Market Fund (Class A)	1,444,904	$1,444,904

Total Fixed Income Funds (cost $1,444,904)		$1,444,904

Total Investments (cost $32,615,339)		$32,699,768

* Percentages indicated are based on net assets of $32,849,033.

2025 Fund	Shares	Value

Asset Allocation Funds* (93.0%)
Putnam Asset Allocation: Balanced Portfolio (Class Y)	1,276,338	$9,712,936

Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

Putnam Asset Allocation: Equity Portfolio (Class Y)	—	—

Putnam Asset Allocation: Growth Portfolio (Class Y)	3,461,082	27,861,704

Putnam Income Strategies Fund (Class Y)	—	—

Total Asset Allocation Funds (cost $37,485,992)		$37,574,640

Fixed Income Funds* (6.5%)
Putnam Money Market Fund (Class A)	2,611,422	$2,611,422

Total Fixed Income Funds (cost $2,611,422)		$2,611,422

Total Investments (cost $40,097,414)		$40,186,062

* Percentages indicated are based on net assets of $40,415,605.

The accompanying notes are an integral part of these financial statements.

The funds’ portfolios 1/31/09 (Unaudited) (Continued)

2020 Fund	Shares	Value

Asset Allocation Funds* (91.1%)
Putnam Asset Allocation: Balanced Portfolio (Class Y)	3,980,985	$30,295,297

Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

Putnam Asset Allocation: Equity Portfolio (Class Y)	—	—

Putnam Asset Allocation: Growth Portfolio (Class Y)	1,124,064	9,048,713

Putnam Income Strategies Fund (Class Y)	—	—

Total Asset Allocation Funds (cost $39,244,916)		$39,344,010

Fixed Income Funds* (9.2%)
Putnam Money Market Fund (Class A)	3,964,792	$3,964,792

Total Fixed Income Funds (cost $3,964,792)		$3,964,792

Total Investments (cost $43,209,708)		$43,308,802

* Percentages indicated are based on net assets of $43,190,341.

2015 Fund	Shares	Value

Asset Allocation Funds* (86.6%)
Putnam Asset Allocation: Balanced Portfolio (Class Y)	3,358,733	$25,559,961

Putnam Asset Allocation: Conservative Portfolio (Class Y)	2,172,546	15,251,270

Putnam Asset Allocation: Equity Portfolio (Class Y)	—	—

Putnam Asset Allocation: Growth Portfolio (Class Y)	—	—

Putnam Income Strategies Fund (Class Y)	429,068	3,012,055

Total Asset Allocation Funds (cost $43,978,561)		$43,823,286

Fixed Income Funds* (13.4%)
Putnam Money Market Fund (Class A)	6,765,093	$6,765,093

Total Fixed Income Funds (cost $6,765,093)		$6,765,093

Total Investments (cost $50,743,654)		$50,588,379

* Percentages indicated are based on net assets of $50,632,432.

2010 Fund	Shares	Value

Asset Allocation Funds* (82.7%)
Putnam Asset Allocation: Balanced Portfolio (Class Y)	504,537	$3,839,523

Putnam Asset Allocation: Conservative Portfolio (Class Y)	993,931	6,977,395

Putnam Asset Allocation: Equity Portfolio (Class Y)	—	—

Putnam Asset Allocation: Growth Portfolio (Class Y)	—	—

Putnam Income Strategies Fund (Class Y)	1,083,024	7,602,829

Total Asset Allocation Funds (cost $19,651,859)		$18,419,747

Fixed Income Funds* (18.7%)
Putnam Money Market Fund (Class A)	4,177,287	$4,177,287

Total Fixed Income Funds (cost $4,177,287)		$4,177,287

Total Investments (cost $23,829,146)		$22,597,034

* Percentages indicated are based on net assets of $22,283,305.

The accompanying notes are an integral part of these financial statements.

The funds’ portfolios 1/31/09 (Unaudited) (Continued)

Maturity Fund	Shares	Value

Asset Allocation Funds* (91.5%)
Putnam Asset Allocation: Balanced Portfolio (Class Y)	88,103	$670,464

Putnam Asset Allocation: Conservative Portfolio (Class Y)	145,250	1,019,655

Putnam Asset Allocation: Equity Portfolio (Class Y)	—	—

Putnam Asset Allocation: Growth Portfolio (Class Y)	—	—

Putnam Income Strategies Fund (Class Y)	1,594,377	11,192,527

Total Asset Allocation Funds (cost $13,845,327)		$12,882,646

Fixed Income Funds* (8.2%)
Putnam Money Market Fund (Class A)	1,160,295	$1,160,295

Total Fixed Income Funds (cost $1,160,295)		$1,160,295

Total Investments (cost $15,005,622)		$14,042,941

* Percentages indicated are based on net assets of $14,079,173.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2009:

		Investments in Securities

Fund	Level 1	Level 2	Level 3	Subtotal

Putnam RetirementReady 2050 Fund	$6,277,366	$—	$—	$6,277,366

Putnam RetirementReady 2045 Fund	11,893,707	—	—	11,893,707

Putnam RetirementReady 2040 Fund	17,527,820	—	—	17,527,820

Putnam RetirementReady 2035 Fund	26,123,356	—	—	26,123,356

Putnam RetirementReady 2030 Fund	32,699,768	—	—	32,699,768

Putnam RetirementReady 2025 Fund	40,186,062	—	—	40,186,062

Putnam RetirementReady 2020 Fund	43,308,802	—	—	43,308,802

Putnam RetirementReady 2015 Fund	50,588,379	—	—	50,588,379

Putnam RetirementReady 2010 Fund	22,597,034	—	—	22,597,034

Putnam RetirementReady Maturity Fund	14,042,941	—	—	14,042,941

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 1/31/09 (Unaudited)

ASSETS	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund

Investments in affiliated
underlying Putnam Funds, at
value Notes 1 and 5)	$6,277,366	$11,893,707	$17,527,820	$26,123,356	$32,699,768

Interest receivable	1	5	11	19	35

Receivable for shares of the
fund sold	233,111	388,646	304,214	378,136	381,519

Receivable for securities sold	861,568	1,556,352	2,136,468	3,798,094	6,465,389

Total assets	7,372,046	13,838,710	19,968,513	30,299,605	39,546,711

LIABILITIES	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund

Payable for shares of the fund
repurchased	878,498	1,581,149	2,188,461	3,872,620	6,621,457

Payable for securities purchased	8,641	39,653	21,134	27,726	48,593

Payable for compensation
of Manager (Note 2)	379	829	1,115	1,835	2,379

Payable for distribution fees
(Note 2)	1,177	1,999	2,912	4,206	5,814

Other accrued expenses	5,117	7,108	9,905	15,022	19,435

Total liabilities	893,812	1,630,738	2,223,527	3,921,409	6,697,678

Net assets	$6,478,234	$12,207,972	$17,744,986	$26,378,196	$32,849,033

REPRESENTED BY	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund

Paid-in-capital (unlimited
shares authorized) (Notes 1
and 4)	$13,691,392	$26,248,051	$37,077,407	$55,710,785	$71,859,060

Undistributed net investment
income (Note 1)	47,951	122,392	215,054	402,896	650,252

Accumulated net realized loss
on investments (Note 1)	(7,297,679)	(14,226,620)	(19,627,603)	(29,827,262)	(39,744,708)

Net unrealized appreciation
of investments	36,570	64,149	80,128	91,777	84,429

Total — Representing net
assets applicable to capital
outstanding	$6,478,234	$12,207,972	$17,744,986	$26,378,196	$32,849,033

(Continued on next page)

Statement of assets and liabilities 1/31/09 (Unaudited) (Continued)

COMPUTATION OF
NET ASSET VALUE AND
OFFERING PRICE	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund

Computation of net asset value, offering price and redemption price — Class A
Net Assets	$4,499,375	$7,878,299	$11,269,866	$16,441,997	$21,555,594

Number of shares outstanding	155,585	250,519	340,393	507,662	673,487

Net asset value and
redemption price	$28.92	$31.45	$33.11	$32.39	$32.01

Offering price per class A share
(100/94.25 of Class A net
asset value) *	$30.68	$33.37	$35.13	$34.37	$33.96

Computation of net asset value and offering price — Class B
Net Assets	$95,205	$108,890	$248,937	$329,416	$485,550

Number of shares outstanding	3,305	3,667	7,916	10,782	15,744

Net asset value and offering price **	$28.81	$29.69	$31.45	$30.55	$30.84

Computation of net asset value and offering price — Class C
Net Assets	$26,374	$14,679	$18,679	$88,385	$92,499

Number of shares outstanding	916	490	595	2,887	2,986

Net asset value and offering price **	$28.78***	$29.96	$31.41***	$30.61	$30.98

Computation of net asset value, offering price and redemption price — Class M
Net Assets	$29,809	$4,637	$8,613	$60,349	$488,615

Number of shares outstanding	1,034	149	271	1,953	15,849

Net asset value and redemption price	$28.84***	$31.05***	$31.77***	$30.90	$30.83

Offering price per class M share
(100/96.50 of Class M
net asset value) *	$29.89	$32.18	$32.92	$32.02	$31.95

Computation of net asset value, offering price and redemption price — Class R
Net Assets	$152,376	$370,381	$515,399	$550,580	$588,738

Number of shares outstanding	5,300	11,541	15,207	17,488	19,177

Net asset value, offering price
and redemption value	$28.75	$32.09	$33.89	$31.48	$30.70

Computation of net asset value, offering price and redemption price — Class Y
Net Assets	$1,675,095	$3,831,086	$5,683,492	$8,907,469	$9,638,037

Number of shares outstanding	57,822	107,212	152,554	243,618	269,486

Net asset value, offering price
and redemption value	$28.97	$35.73	$37.26	$36.56	$35.76

Cost of investments (Note 1)	$6,240,796	$11,829,558	$17,447,692	$26,031,579	$32,615,339

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

*** Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 1/31/09 (Unaudited) (Continued)

ASSETS	2025 Fund	2020 Fund	2015 Fund	2010 Fund	Maturity Fund

Investments in affiliated
underlying Putnam Funds, at
value (Notes 1 and 5)	$40,186,062	$43,308,802	$50,588,379	$22,597,034	$14,042,941

Interest receivable	63	121	148	95	24

Receivable for shares of the
fund sold	376,102	224,770	184,041	35,353	53,789

Receivable for securities sold	8,299,939	9,146,725	6,807,644	3,851,218	1,322,527

Total assets	48,862,166	52,680,418	57,580,212	26,483,700	15,419,281

LIABILITIES	2025 Fund	2020 Fund	2015 Fund	2010 Fund	Maturity Fund

Payable for shares of the fund
repurchased	8,374,610	9,426,243	6,888,743	4,173,582	1,322,801

Payable for securities
purchased	37,574	26,842	20,908	8,281	7,699

Payable for compensation of
Manager (Note 2)	3,226	3,499	3,387	1,602	731

Payable for distribution fees
(Note 2)	7,249	8,260	9,914	4,382	2,769

Other accrued expenses	23,902	25,233	24,828	12,548	6,108

Total liabilities	8,446,561	9,490,077	6,947,780	4,200,395	1,340,108

Net assets	$40,415,605	$43,190,341	$50,632,432	$22,283,305	$14,079,173

REPRESENTED BY	2025 Fund	2020 Fund	2015 Fund	2010 Fund	Maturity Fund

Paid-in-capital (unlimited
shares authorized) (Notes 1
and 4)	$85,568,905	$87,476,962	$89,004,508	$37,625,253	$22,006,554

Undistributed net investment
income (Note 1)	939,249	1,342,604	1,288,437	117,967	852

Accumulated net realized loss
on investments (Note 1)	(46,181,197)	(45,728,319)	(39,505,238)	(14,227,803)	(6,965,552)

Net unrealized appreciation
(depreciation) of investments	88,648	99,094	(155,275)	(1,232,112)	(962,681)

Total — Representing net
assets applicable to capital
outstanding	$40,415,605	$43,190,341	$50,632,432	$22,283,305	$14,079,173

(Continued on next page)

Statement of assets and liabilities 1/31/09 (Unaudited) (Continued)

COMPUTATION OF
NET ASSET VALUE AND
OFFERING PRICE	2025 Fund	2020 Fund	2015 Fund	2010 Fund	Maturity Fund

Computation of net asset value, offering price and redemption price — Class A
Net Assets	$28,177,773	$32,951,084	$41,982,817	$16,101,360	$10,137,716

Number of shares outstanding	804,943	940,499	1,090,634	436,705	267,053

Net asset value and
redemption price	$35.01	$35.04	$38.49	$36.87	$37.96

Offering price per class A share
(100/94.25 of Class A net
asset value) *	$37.15	$37.18	$40.84	$39.12	$40.28

Computation of net asset value and offering price — Class B
Net Assets	$654,085	$544,166	$367,048	$167,166	$33,848

Number of shares outstanding	19,695	15,949	9,738	4,633	890

Net asset value and offering price **	$33.21	$34.12	$37.69	$36.08	$38.02***

Computation of net asset value and offering price — Class C
Net Assets	$117,195	$147,165	$219,558	$283,244	$173,541

Number of shares outstanding	3,514	4,294	5,824	7,936	4,558

Net asset value and offering price **	$33.35	$34.27	$37.70	$35.69	$38.08***

Computation of net asset value, offering price and redemption price — Class M
Net Assets	$61,784	$257,260	$255,857	$488,580	$516,247

Number of shares outstanding	1,835	7,452	6,735	13,609	13,571

Net asset value and
redemption price	$33.67	$34.52	$37.99	$35.90	$38.04

Offering price per class M share
(100/96.50 of Class M net
asset value) *	$34.89	$35.77	$39.37	$37.20	$39.42

Computation of net asset value, offering price and redemption price — Class R
Net Assets	$788,623	$593,903	$400,688	$321,598	$140,274

Number of shares outstanding	23,758	17,413	10,658	8,937	3,695

Net asset value, offering price
and redemption value	$33.19	$34.11	$37.60	$35.98***	$37.96

Computation of net asset value, offering price and redemption price — Class Y
Net Assets	$10,616,145	$8,696,763	$7,406,464	$4,921,357	$3,077,547

Number of shares outstanding	302,260	226,490	191,933	126,376	80,853

Net asset value, offering price
and redemption value	$35.12	$38.40	$38.59	$38.94	$38.06

Cost of investments (Note 1)	$40,097,414	$43,209,708	$50,743,654	$23,829,146	$15,005,622

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

***Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations For the six months ended 1/31/09 (Unaudited)

INVESTMENT INCOME	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund

Income distributions from
underlying Putnam Fund shares	$76,267	$158,751	$267,326	$481,958	$757,205

EXPENSES (NOTE 2)	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund

Compensation of Manager
(Note 2)	2,182	4,275	6,196	9,631	13,120

Distribution fees — Class A (Note 2)	7,163	13,965	20,429	29,666	38,879

Distribution fees — Class B (Note 2)	503	626	1,401	1,961	2,812

Distribution fees — Class C (Note 2)	143	82	104	443	470

Distribution fees — Class M (Note 2)	117	21	32	212	2,133

Distribution fees — Class R (Note 2)	351	873	1,216	1,256	1,561

Audit fees	2,418	4,738	6,868	10,676	14,548

Reports to shareholder	1,300	1,071	1,513	2,089	2,395

Other fees	283	245	317	448	475

Fees waived and reimbursed
by Manager (Note 2)	(1,811)	(1,762)	(2,477)	(3,541)	(4,237)

Total expenses	12,649	24,134	35,599	52,841	72,156

Net investment income	63,618	134,617	231,727	429,117	685,049

Net realized loss on sale of
underlying Putnam Fund shares
(Notes 1 and 3)	(5,773,384)	(11,455,179)	(16,190,403)	(25,172,071)	(33,637,961)

Capital gain distribution from
underlying Putnam Fund shares	559	1,056	1,486	2,201	2,840

Net unrealized appreciation of
underlying Putnam Fund shares
during the period	1,838,307	3,808,026	5,363,842	8,677,911	11,648,103

Net loss on investments	(3,934,518)	(7,646,097)	(10,825,075)	(16,491,959)	(21,987,018)

Net decrease in net assets
resulting from operations	$(3,870,900)	$(7,511,480)	$(10,593,348)	$(16,062,842)	$(21,301,969)

Statement of operations For the six months ended 1/31/09 (Unaudited) (Continued)

INVESTMENT INCOME	2025 Fund	2020 Fund	2015 Fund	2010 Fund	Maturity Fund

Income distributions from
underlying Putnam Fund shares	$1,062,093	$1,465,047	$2,111,310	$1,157,166	$704,153

EXPENSES (NOTE 2)	2025 Fund	2020 Fund	2015 Fund	2010 Fund	Maturity Fund

Compensation of Manager
(Note 2)	16,187	17,513	18,325	8,463	4,646

Distribution fees — Class A (Note 2)	46,597	53,833	64,527	24,805	15,193

Distribution fees — Class B (Note 2)	3,821	3,120	2,044	997	213

Distribution fees — Class C (Note 2)	614	893	1,367	1,582	485

Distribution fees — Class M (Note 2)	335	1,301	1,392	1,829	1,673

Distribution fees — Class R (Note 2)	1,805	1,442	913	865	350

Audit fees	17,945	19,417	20,315	9,383	5,148

Reports to shareholder	2,664	2,518	2,378	1,598	699

Other fees	602	591	466	326	99

Fees waived and reimbursed
by Manager (Note 2)	(4,955)	(4,936)	(4,757)	(2,807)	(1,286)

Total expenses	85,615	95,692	106,970	47,041	27,220

Net investment income	976,478	1,369,355	2,004,340	1,110,125	676,933

Net realized loss on sale of
underlying Putnam Fund shares
(Notes 1 and 3)	(38,939,406)	(38,452,737)	(34,747,023)	(12,147,759)	(5,895,745)

Capital gain distribution from
underlying Putnam Fund shares	3,327	3,069	2,192	822	1,310

Net unrealized appreciation of
underlying Putnam Fund shares
during the period	13,219,053	12,718,508	10,586,918	2,002,204	553,986

Net loss on investments	(25,717,026)	(25,731,160)	(24,157,913)	(10,144,733)	(5,340,449)

Net decrease in net assets
resulting from operations	$(24,740,548)	$(24,361,805)	$(22,153,573)	$(9,034,608)	$(4,663,516)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

2050 Fund — DECREASE IN NET ASSETS	Six months ended 1/31/09*	Year ended 7/31/08

Operations:
Net investment income	$63,618	$146,288

Net realized loss on underlying Putnam Fund shares	(5,772,825)	(152,368)

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	1,838,307	(1,730,821)

Net decrease in net assets resulting from operations	(3,870,900)	(1,736,901)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(83,860)	(220,506)

Class B	(898)	(2,414)

Class C	(262)	(531)

Class M	(355)	(712)

Class R	(2,275)	(2,364)

Class Y	(58,367)	(98,324)

Net realized short-term gain on investments

Class A	—	(668,652)

Class B	—	(10,391)

Class C	—	(1,795)

Class M	—	(2,452)

Class R	—	(7,302)

Class Y	—	(269,850)

From net realized long-term gain on investments
Class A	(198,202)	(285,450)

Class B	(4,258)	(4,436)

Class C	(1,113)	(767)

Class M	(1,212)	(1,047)

Class R	(5,844)	(3,117)

Class Y	(115,778)	(115,200)

Redemption fees (Note 1)	—	—

Decrease from capital share transactions (Note 4)	(67,164)	(1,103,515)

Total decrease in net assets	(4,410,488)	(4,535,726)

NET ASSETS

Beginning of period	10,888,722	15,424,448

End of period	$6,478,234	$10,888,722

Undistributed net investment income, end of period	$47,951	$130,350

* Unaudited

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2045 Fund — DECREASE IN NET ASSETS	Six months ended 1/31/09*	Year ended 7/31/08

Operations:
Net investment income	$134,617	$320,237

Net realized gain (loss) on underlying Putnam Fund shares	(11,454,123)	606,845

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	3,808,026	(4,125,874)

Net decrease in net assets resulting from operations	(7,511,480)	(3,198,792)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(5,593)	(684,640)

Class B	—	(5,711)

Class C	—	(644)

Class M	—	(16)

Class R	—	(9,867)

Class Y	(21,436)	(251,520)

Net realized short-term gain on investments

Class A	—	(1,006,485)

Class B	—	(9,829)

Class C	—	(1,100)

Class M	—	(64)

Class R	—	(14,573)

Class Y	—	(341,149)

From net realized long-term gain on investments
Class A	(495,611)	(3,105,468)

Class B	(6,701)	(30,326)

Class C	(912)	(3,394)

Class M	(288)	(197)

Class R	(20,110)	(44,965)

Class Y	(305,501)	(1,052,599)

Redemption fees (Note 1)	28	1,630

Decrease from capital share transactions (Note 4)	(1,486,035)	(3,152,893)

Total decrease in net assets	(9,853,639)	(12,912,602)

NET ASSETS

Beginning of period	22,061,611	34,974,213

End of period	$12,207,972	$22,061,611

Undistributed net investment income, end of period	$122,392	$14,804

* Unaudited

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2040 Fund — DECREASE IN NET ASSETS	Six months ended 1/31/09*	Year ended 7/31/08

Operations:
Net investment income	$231,727	$527,636

Net realized gain (loss) on underlying Putnam Fund shares	(16,188,917)	1,228,812

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	5,363,842	(6,227,738)

Net decrease in net assets resulting from operations	(10,593,348)	(4,471,290)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(36,540)	(1,014,929)

Class B	—	(7,695)

Class C	—	(848)

Class M	—	(532)

Class R	(428)	(12,057)

Class Y	(49,998)	(356,992)

Net realized short-term gain on investments

Class A	—	(905,345)

Class B	—	(8,532)

Class C	—	(820)

Class M	—	(579)

Class R	—	(10,679)

Class Y	—	(295,594)

From net realized long-term gain on investments
Class A	(487,426)	(4,459,568)

Class B	(10,923)	(42,025)

Class C	(821)	(4,039)

Class M	(340)	(2,852)

Class R	(18,313)	(52,602)

Class Y	(320,251)	(1,456,042)

Redemption fees (Note 1)	—	14

Decrease from capital share transactions (Note 4)	(2,448,705)	(2,752,018)

Total decrease in net assets	(13,967,093)	(15,855,024)

NET ASSETS

Beginning of period	31,712,079	47,567,103

End of period	$17,744,986	$31,712,079

Undistributed net investment income, end of period	$215,054	$70,293

* Unaudited

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2035 Fund — DECREASE IN NET ASSETS	Six months ended 1/31/09*	Year ended 7/31/08

Operations:
Net investment income	$429,117	$968,577

Net realized gain (loss) on underlying Putnam Fund shares	(25,169,870)	2,558,007

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	8,677,911	(10,214,814)

Net decrease in net assets resulting from operations	(16,062,842)	(6,688,230)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(93,903)	(1,505,316)

Class B	—	(18,234)

Class C	—	(3,153)

Class M	(112)	(2,182)

Class R	(2,244)	(14,178)

Class Y	(115,721)	(731,993)

Net realized short—term gain on investments

Class A	—	(1,030,846)

Class B	—	(14,777)

Class C	—	(2,477)

Class M	—	(1,691)

Class R	—	(9,800)

Class Y	—	(467,071)

From net realized long—term gain on investments
Class A	(728,125)	(6,474,172)

Class B	(15,726)	(92,805)

Class C	(3,901)	(15,555)

Class M	(2,699)	(10,617)

Class R	(21,689)	(61,547)

Class Y	(550,153)	(2,933,416)

Redemption fees (Note 1)	10	21

Decrease from capital share transactions (Note 4)	(5,105,106)	(4,423,962)

Total decrease in net assets	(22,702,211)	(24,502,001)

NET ASSETS

Beginning of period	49,080,407	73,582,408

End of period	$26,378,196	$49,080,407

Undistributed net investment income, end of period	$402,896	$185,759

* Unaudited

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2030 Fund — DECREASE IN NET ASSETS	Six months ended 1/31/09*	Year ended 7/31/08

Operations:
Net investment income	$685,049	$1,532,945

Net realized gain (loss) on underlying Putnam Fund shares	(33,635,121)	3,135,025

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	11,648,103	(13,598,452)

Net decrease in net assets resulting from operations	(21,301,969)	(8,930,482)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(230,100)	(2,019,953)

Class B	(44)	(20,617)

Class C	(26)	(3,130)

Class M	(1,726)	(27,458)

Class R	(5,012)	(18,590)

Class Y	(235,881)	(1,088,427)

Net realized short-term gain on investments

Class A	—	(1,024,722)

Class B	—	(12,658)

Class C	—	(1,840)

Class M	—	(15,757)

Class R	—	(9,397)

Class Y	—	(514,573)

From net realized long-term gain on investments
Class A	(1,224,942)	(8,843,236)

Class B	(26,462)	(109,237)

Class C	(4,360)	(15,875)

Class M	(26,933)	(135,977)

Class R	(32,059)	(81,097)

Class Y	(922,125)	(4,440,710)

Redemption fees (Note 1)	458	1,120

Increase (decrease) from capital share transactions (Note 4)	(10,056,432)	902,641

Total decrease in net assets	(34,067,613)	(26,409,975)

NET ASSETS

Beginning of period	66,916,646	93,326,621

End of period	$32,849,033	$66,916,646

Undistributed net investment income, end of period	$650,252	$437,992

* Unaudited

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2025 Fund — DECREASE IN NET ASSETS	Six months ended 1/31/09*	Year ended 7/31/08

Operations:
Net investment income	$976,478	$2,202,387

Net realized gain (loss) on underlying Putnam Fund shares	(38,936,079)	3,523,337

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	13,219,053	(15,763,707)

Net decrease in net assets resulting from operations	(24,740,548)	(10,037,983)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(364,668)	(2,485,024)

Class B	(1,681)	(38,146)

Class C	(248)	(6,391)

Class M	—	(10,290)

Class R	(8,951)	(16,477)

Class Y	(386,188)	(1,556,429)

Net realized short-term gain on investments

Class A	—	(1,132,503)

Class B	—	(20,754)

Class C	—	(3,420)

Class M	—	(5,335)

Class R	—	(7,551)

Class Y	—	(659,833)

From net realized long-term gain on investments
Class A	(1,062,224)	(10,912,418)

Class B	(25,256)	(199,976)

Class C	(4,250)	(32,951)

Class M	(2,514)	(51,411)

Class R	(27,963)	(72,757)

Class Y	(875,141)	(6,357,933)

Redemption fees (Note 1)	25	31

Decrease from capital share transactions (Note 4)	(14,565,005)	(6,449,270)

Total decrease in net assets	(42,064,612)	(40,056,821)

NET ASSETS

Beginning of period	82,480,217	122,537,038

End of period	$40,415,605	$82,480,217

Undistributed net investment income, end of period	$939,249	$724,507

* Unaudited

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2020 Fund — DECREASE IN NET ASSETS	Six months ended 1/31/09*	Year ended 7/31/08

Operations:
Net investment income	$1,369,355	$2,977,063

Net realized gain (loss) on underlying Putnam Fund shares	(38,449,668)	2,078,314

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	12,718,508	(15,029,143)

Net decrease in net assets resulting from operations	(24,361,805)	(9,973,766)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(662,067)	(3,236,534)

Class B	(4,878)	(27,699)

Class C	(1,451)	(6,444)

Class M	(1,401)	(38,440)

Class R	(10,582)	(12,151)

Class Y	(475,196)	(1,659,018)

Net realized short-term gain on investments

Class A	—	(964,123)

Class B	—	(9,808)

Class C	—	(2,233)

Class M	—	(12,599)

Class R	—	(3,673)

Class Y	—	(460,179)

From net realized long-term gain on investments
Class A	(648,863)	(11,248,483)

Class B	(10,586)	(114,425)

Class C	(2,820)	(26,053)

Class M	(5,736)	(146,989)

Class R	(11,065)	(42,853)

Class Y	(392,479)	(5,368,941)

Redemption fees (Note 1)	155	175

Decrease from capital share transactions (Note 4)	(21,184,105)	(19,176,770)

Total decrease in net assets	(47,772,879)	(52,531,006)

NET ASSETS

Beginning of period	90,963,220	143,494,226

End of period	$43,190,341	$90,963,220

Undistributed net investment income, end of period	$1,342,604	$1,128,824

* Unaudited

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2015 Fund — DECREASE IN NET ASSETS	Six months ended 1/31/09*	Year ended 7/31/08

Operations:
Net investment income	$2,004,340	$3,583,435

Net realized gain (loss) on underlying Putnam Fund shares	(34,744,831)	1,299,187

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	10,586,918	(11,600,661)

Net decrease in net assets resulting from operations	(22,153,573)	(6,718,039)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(1,588,655)	(3,287,903)

Class B	(9,677)	(26,188)

Class C	(6,214)	(5,865)

Class M	(4,557)	(6,216)

Class R	(13,161)	(5,780)

Class Y	(742,384)	(1,529,626)

Net realized short—term gain on investments

Class A	—	(501,590)

Class B	—	(4,863)

Class C	—	(1,124)

Class M	—	(1,058)

Class R	—	(889)

Class Y	—	(218,525)

From net realized long—term gain on investments
Class A	(680,244)	(7,458,574)

Class B	(6,150)	(72,311)

Class C	(3,481)	(16,719)

Class M	(2,682)	(15,727)

Class R	(5,735)	(13,217)

Class Y	(290,577)	(3,249,431)

Redemption fees (Note 1)	1,157	964

Decrease from capital share transactions (Note 4)	(15,855,715)	(15,053,526)

Total decrease in net assets	(41,361,648)	(38,186,207)

NET ASSETS

Beginning of period	91,994,080	130,180,287

End of period	$50,632,432	$91,994,080

Undistributed net investment income, end of period	$1,288,437	$1,648,745

* Unaudited

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2010 Fund — DECREASE IN NET ASSETS	Six months ended 1/31/09*	Year ended 7/31/08

Operations:
Net investment income	$1,110,125	$2,092,293

Net realized loss on underlying Putnam Fund shares	(12,146,937)	(645,050)

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	2,002,204	(3,429,225)

Net decrease in net assets resulting from operations	(9,034,608)	(1,981,982)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(1,103,930)	(1,873,550)

Class B	(10,286)	(11,280)

Class C	(19,030)	(3,657)

Class M	(25,060)	(4,595)

Class R	(19,551)	(11,267)

Class Y	(767,105)	(888,858)

Net realized short-term gain on investments

Class A	—	(150,739)

Class B	—	(1,065)

Class C	—	(337)

Class M	—	(422)

Class R	—	(936)

Class Y	—	(67,552)

From net realized long—term gain on investments
Class A	—	(1,846,523)

Class B	—	(13,044)

Class C	—	(4,134)

Class M	—	(5,170)

Class R	—	(11,470)

Class Y	—	(827,498)

Redemption fees (Note 1)	405	238

Decrease from capital share transactions (Note 4)	(8,690,797)	(15,345,661)

Total decrease in net assets	(19,669,962)	(23,049,502)

NET ASSETS

Beginning of period	41,953,267	65,002,769

End of period	$22,283,305	$41,953,267

Undistributed net investment income, end of period	$117,967	$952,804

* Unaudited

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

Maturity Fund — DECREASE IN NET ASSETS	Six months ended 1/31/09*	Year ended 7/31/08

Operations:
Net investment income	$676,933	$1,103,855

Net realized loss on underlying Putnam Fund shares	(5,894,435)	(454,981)

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	553,986	(1,455,306)

Net decrease in net assets resulting from operations	(4,663,516)	(806,432)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(426,738)	(830,601)

Class B	(1,412)	(2,614)

Class C	(4,818)	(39)

Class M	(21,678)	(5,707)

Class R	(5,061)	(4,681)

Class Y	(220,711)	(378,217)

Net realized short-term gain on investments

Class A	—	(113,684)

Class B	—	(383)

Class C	—	(6)

Class M	—	(1,183)

Class R	—	(461)

Class Y	—	(41,763)

From net realized long-term gain on investments
Class A	—	(854,436)

Class B	—	(2,880)

Class C	—	(43)

Class M	—	(8,895)

Class R	—	(3,462)

Class Y	—	(313,887)

Redemption fees (Note 1)	5,184	816

Decrease from capital share transactions (Note 4)	(2,162,590)	(7,746,813)

Total decrease in net assets	(7,501,340)	(11,115,371)

NET ASSETS

Beginning of period	21,580,513	32,695,884

End of period	$14,079,173	$21,580,513

Undistributed net investment income, end of period	$852	$4,337

* Unaudited

The accompanying notes are an integral part of these financial statements.

This page left blank intentionally.

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio of net
		Net	Net realized			From net						of expenses	investment
	Net asset value,	investment	and unrealized	Total from	From net	realized			Net asset	Total return	Net assets,	to average	income (loss)
	beginning	income	gain (loss) on	investment	investment	gain on	Total	Redemption	value, end	at net asset	end of period	net assets	to average	Portfolio
Period ended	of period	(loss) [a,d]	investments	operations	income	investments	distributions	fees	of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	turnover (%)

Putnam RetirementReady 2050 Fund

Class A
January 31, 2009 †	$47.53	.26	(16.98)	(16.72)	(.56)	(1.33)	(1.89)	— [e]	$28.92	(35.42) *	$4,499	.18 *	.70 *	128.72 *
July 31, 2008	63.60	.63	(8.57)	(7.94)	(1.53)	(6.60)	(8.13)	—	47.53	(14.25)	7,132.35		1.13	151.28
July 31, 2007	56.44	.52	8.65	9.17	(.99)	(1.02)	(2.01)	— [e]	63.60	16.35	10,042.34		.81	67.99
July 31, 2006	54.36	.48 [f]	3.33	3.81	(.80)	(.93)	(1.73)	— [e]	56.44	7.07	2,852.35		.86 [f]	96.90
July 31, 2005**	50.00	(.01)	4.37	4.36	—	—	—	—	54.36	8.72 *	274	.09 *	(.02) *	24.76 *

Class B
January 31, 2009 †	$47.12	.14	(16.84)	(16.70)	(.28)	(1.33)	(1.61)	— [e]	$28.81	(35.66) *	$95	.55 *	.39 *	128.72 *
July 31, 2008	63.12	.17	(8.50)	(8.33)	(1.07)	(6.60)	(7.67)	—	47.12	(14.91)	119	1.10	.31	151.28
July 31, 2007	56.18	.07	8.59	8.66	(.70)	(1.02)	(1.72)	— [e]	63.12	15.50	143	1.09	.12	67.99
July 31, 2006	54.25	.24 [f]	3.14	3.38	(.52)	(.93)	(1.45)	— [e]	56.18	6.26	45	1.10	.43 [f]	96.90
July 31, 2005**	50.00	(.08)	4.33	4.25	—	—	—	—	54.25	8.50 *	31	.28 *	(.16) *	24.76 *

Class C
January 31, 2009 †	$47.14	.12	(16.84)	(16.72)	(.31)	(1.33)	(1.64)	— [e]	$28.78	(35.68) *	$26	.55 *	.34 *	128.72 *
July 31, 2008	63.43	.15	(8.47)	(8.32)	(1.37)	(6.60)	(7.97)	—	47.14	(14.90)	34	1.10	.29	151.28
July 31, 2007	56.21	(.29)	8.96	8.67	(.43)	(1.02)	(1.45)	— [e]	63.43	15.49	16	1.09	(.44)	67.99
July 31, 2006	54.25	.73 [f]	2.66	3.39	(.50)	(.93)	(1.43)	— [e]	56.21	6.29	1	1.10	1.31 [f]	96.90
July 31, 2005**	50.00	(.08)	4.33	4.25	—	—	—	—	54.25	8.50 *	4	.28 *	(.16) *	24.76 *

Class M
January 31, 2009 †	$47.27	.16	(16.87)	(16.71)	(.39)	(1.33)	(1.72)	— [e]	$28.84	(35.58) *	$30	.43 *	.46 *	128.72 *
July 31, 2008	63.41	.29	(8.49)	(8.20)	(1.34)	(6.60)	(7.94)	—	47.27	(14.69)	36.85		.54	151.28
July 31, 2007	56.28	(.07)	8.88	8.81	(.66)	(1.02)	(1.68)	— [e]	63.41	15.74	29.84		(.11)	67.99
July 31, 2006	54.28	.45 [f]	3.07	3.52	(.59)	(.93)	(1.52)	— [e]	56.28	6.52	3.85		.78 [f]	96.90
July 31, 2005**	50.00	(.05)	4.33	4.28	—	—	—	—	54.28	8.56 *	3	.22 *	(.09) *	24.76 *

Class R
January 31, 2009 †	$47.27	.22	(16.89)	(16.67)	(.52)	(1.33)	(1.85)	— [e]	$28.75	(35.52) *	$152	.30 *	.62 *	128.72 *
July 31, 2008	63.42	.39	(8.44)	(8.05)	(1.50)	(6.60)	(8.10)	—	47.27	(14.47)	150.60		.73	151.28
July 31, 2007	56.37	.24	8.76	9.00	(.93)	(1.02)	(1.95)	— [e]	63.42	16.08	66.59		.38	67.99
July 31, 2006	54.32	.22 [f]	3.43	3.65	(.67)	(.93)	(1.60)	— [e]	56.37	6.75	10.60		.40 [f]	96.90
July 31, 2005**	50.00	(.02)	4.34	4.32	—	—	—	—	54.32	8.64 *	1	.15 *	(.04) *	24.76 *

Class Y
January 31, 2009 †	$47.72	.30	(17.05)	(16.75)	(.67)	(1.33)	(2.00)	— [e]	$28.97	(35.36) *	$1,675	.05 *	.82 *	128.72 *
July 31, 2008	63.84	.71	(8.54)	(7.83)	(1.69)	(6.60)	(8.29)	—	47.72	(14.04)	3,417.10		1.26	151.28
July 31, 2007	56.57	.58	8.77	9.35	(1.06)	(1.02)	(2.08)	— [e]	63.84	16.65	5,128.09		.90	67.99
July 31, 2006	54.38	.62 [f]	3.34	3.96	(.84)	(.93)	(1.77)	— [e]	56.57	7.34	1,047.10		1.09 [f]	96.90
July 31, 2005**	50.00	.03	4.35	4.38	—	—	—	—	54.38	8.76 *	134	.03 *	.05 *	24.76 *

See page 80 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

60	61

Financial highlights (For a common share outstanding throughout the period) (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio of net
		Net	Net realized			From net						of expenses	investment
	Net asset value,	investment	and unrealized	Total from	From net	realized			Net asset	Total return	Net assets,	to average	income (loss)
	beginning	income	gain (loss) on	investment	investment	gain on	Total	Redemption	value, end	at net asset	end of period	net assets	to average	Portfolio
Period ended	of period	(loss) [a,d]	investments	operations	income	investments	distributions	fees	of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	turnover (%)

Putnam RetirementReady 2045 Fund

Class A
January 31, 2009 †	$51.35	.31	(18.15)	(17.84)	(.02)	(2.04)	(2.06)	— [e]	$31.45	(34.99) *	$7,878	.18 *	.77 *	123.29 *
July 31, 2008	79.24	.77	(9.11)	(8.34)	(2.79)	(16.76)	(19.55)	— [e]	51.35	(13.88)	14,332.34		1.21	133.74
July 31, 2007	72.28	.74	10.94	11.68	(1.32)	(3.40)	(4.72)	— [e]	79.24	16.36	22,590.33		.93	78.06
July 31, 2006	70.75	.83 [f]	4.42	5.25	(1.20)	(2.52)	(3.72)	— [e]	72.28	7.50	15,085.35		1.14 [f]	55.76
July 31, 2005***	63.42	.28	7.63	7.91	(.58)	—	(.58)	—	70.75	12.51 *	8,136	.26 *	.41 *	42.17 *

Class B
January 31, 2009 †	$48.79	.14	(17.20)	(17.06)	—	(2.04)	(2.04)	— [e]	$29.69	(35.24) *	$109	.55 *	.38 *	123.29 *
July 31, 2008	76.34	.27	(8.68)	(8.41)	(2.38)	(16.76)	(19.14)	— [e]	48.79	(14.52)	158	1.09	.45	133.74
July 31, 2007	69.98	.12	10.60	10.72	(.96)	(3.40)	(4.36)	— [e]	76.34	15.49	158	1.08	.16	78.06
July 31, 2006	68.83	(.01) [f]	4.59	4.58	(.91)	(2.52)	(3.43)	— [e]	69.98	6.71	81	1.10	(.01) [f]	55.76
July 31, 2005***	62.00	(.24)	7.58	7.34	(.51)	—	(.51)	—	68.83	11.87 *	17	.82 *	(.37) *	42.17 *

Class C
January 31, 2009 †	$49.21	.15	(17.36)	(17.21)	—	(2.04)	(2.04)	— [e]	$29.96	(35.24) *	$15	.55 *	.40 *	123.29 *
July 31, 2008	76.85	.23	(8.71)	(8.48)	(2.40)	(16.76)	(19.16)	— [e]	49.21	(14.52)	20	1.09	.40	133.74
July 31, 2007	70.27	.09	10.67	10.76	(.78)	(3.40)	(4.18)	— [e]	76.85	15.48	17	1.08	.12	78.06
July 31, 2006	68.84	.32 [f]	4.26	4.58	(.63)	(2.52)	(3.15)	— [e]	70.27	6.70	9	1.10	.46 [f]	55.76
July 31, 2005***	62.00	(.26)	7.61	7.35	(.51)	—	(.51)	—	68.84	11.89 *	10	.82 *	(.39) *	42.17 *

Class M
January 31, 2009 †	$50.83	.20	(17.94)	(17.74)	—	(2.04)	(2.04)	— [e]	$31.05	(35.16) *	$5	.43 *	.51 *	123.29 *
July 31, 2008	77.20	.07	(8.66)	(8.59)	(1.04)	(16.76)	(17.80)	.02	50.83	(14.29)	7.84		.13	133.74
July 31, 2007	70.38	.42	10.57	10.99	(.77)	(3.40)	(4.17)	— [e]	77.20	15.79	1.83		.54	78.06
July 31, 2006	68.94	.51 [f]	4.26	4.77	(.81)	(2.52)	(3.33)	— [e]	70.38	6.97	8.85		.72 [f]	55.76
July 31, 2005***	62.00	(.06)	7.54	7.48	(.54)	—	(.54)	—	68.94	12.09 *	9	.64 *	(.09) *	42.17 *

Class R
January 31, 2009 †	$52.38	.27	(18.52)	(18.25)	—	(2.04)	(2.04)	— [e]	$32.09	(35.09) *	$370	.30 *	.69 *	123.29 *
July 31, 2008	80.59	.50	(9.18)	(8.68)	(2.78)	(16.76)	(19.54)	.01	52.38	(14.08)	364.59		.82	133.74
July 31, 2007	73.67	.42	11.28	11.70	(1.38)	(3.40)	(4.78)	— [e]	80.59	16.09	193.58		.52	78.06
July 31, 2006 [1]	72.20	(.06) [f]	1.53	1.47	—	—	—	— [e]	73.67	2.04 *	19	.36 *	(.09) *[f]	55.76
December 19, 2005 [2]	69.06	1.48	1.66	3.14	—	—	—	—	72.20	4.55 *	—	.23 *	2.12 *	36.08 *
July 31, 2005***	62.00	.30	7.32	7.62	(.56)	—	(.56)	—	69.06	12.33 *	1	.45 *	.45 *	42.17 *

Class Y
January 31, 2009 †	$58.05	.38	(20.52)	(20.14)	(.14)	(2.04)	(2.18)	— [e]	$35.73	(34.93) *	$3,831	.05 *	.85 *	123.29 *
July 31, 2008	87.06	.93	(10.16)	(9.23)	(3.02)	(16.76)	(19.78)	— [e]	58.05	(13.66)	7,181.09		1.29	133.74
July 31, 2007	78.94	1.08	11.90	12.98	(1.46)	(3.40)	(4.86)	— [e]	87.06	16.66	12,015.08		1.25	78.06
July 31, 2006	76.88	1.09 [f]	4.82	5.91	(1.33)	(2.52)	(3.85)	— [e]	78.94	7.77	10,378.10		1.37 [f]	36.08
July 31, 2005***	68.76	.46	8.26	8.72	(.60)	—	(.60)	—	76.88	12.72 *	7,926	.07 *	.63 *	42.17 *

See page 80 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

62	63

Financial highlights (For a common share outstanding throughout the period) (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio of net
		Net	Net realized			From net						of expenses	investment
	Net asset value,	investment	and unrealized	Total from	From net	realized			Net asset	Total return	Net assets,	to average	income (loss)
	beginning	income	gain (loss) on	investment	investment	gain on	Total	Redemption	value, end	at net asset	end of period	net assets	to average	Portfolio
Period ended	of period	(loss) [a,d]	investments	operations	income	investments	distributions	fees	of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	turnover (%)

Putnam RetirementReady 2040 Fund

Class A
January 31, 2009 †	$52.56	.38	(18.27)	(17.89)	(.11)	(1.45)	(1.56)	—	$33.11	(34.20) *	$11,270	.18 *	.92 *	123.23 *
July 31, 2008	78.37	.93	(9.18)	(8.25)	(2.79)	(14.77)	(17.56)	— [e]	52.56	(13.48)	20,919.34		1.44	133.96
July 31, 2007	72.11	.87	10.34	11.21	(1.39)	(3.56)	(4.95)	— [e]	78.37	15.77	30,802.33		1.11	60.17
July 31, 2006	70.81	.89 [f]	4.28	5.17	(1.18)	(2.69)	(3.87)	— [e]	72.11	7.38	21,829.35		1.24 [f]	54.52
July 31, 2005***	63.50	.32	7.51	7.83	(.52)	—	(.52)	— [e]	70.81	12.37 *	12,230	.26 *	.48 *	39.79 *

Class B
January 31, 2009 †	$50.07	.21	(17.38)	(17.17)	—	(1.45)	(1.45)	—	$31.45	(34.46) *	$249	.55 *	.55 *	123.23 *
July 31, 2008	75.43	.30	(8.64)	(8.34)	(2.25)	(14.77)	(17.02)	— [e]	50.07	(14.12)	338	1.09	.50	133.96
July 31, 2007	69.82	.23	10.04	10.27	(1.10)	(3.56)	(4.66)	— [e]	75.43	14.91	278	1.08	.30	60.17
July 31, 2006	68.82	.15 [f]	4.34	4.49	(.80)	(2.69)	(3.49)	— [e]	69.82	6.58	127	1.10	.22 [f]	54.52
July 31, 2005***	62.00	(.25)	7.52	7.27	(.45)	—	(.45)	— [e]	68.82	11.75 *	37	.82 *	(.38) *	39.79 *

Class C
January 31, 2009 †	$50.01	.22	(17.37)	(17.15)	—	(1.45)	(1.45)	—	$31.41	(34.46) *	$19	.55 *	.55 *	123.23 *
July 31, 2008	75.69	.34	(8.67)	(8.33)	(2.58)	(14.77)	(17.35)	— [e]	50.01	(14.11)	30	1.09	.57	133.96
July 31, 2007	70.00	.03	10.28	10.31	(1.06)	(3.56)	(4.62)	— [e]	75.69	14.92	18	1.08	.05	60.17
July 31, 2006	68.83	.32 [f]	4.18	4.50	(.64)	(2.69)	(3.33)	— [e]	70.00	6.60	2	1.10	.46 [f]	54.52
July 31, 2005***	62.00	.06	7.22	7.28	(.45)	—	(.45)	— [e]	68.83	11.77 *	1	.82 *	.09 *	39.79 *

Class M
January 31, 2009 †	$50.50	.27	(17.55)	(17.28)	—	(1.45)	(1.45)	—	$31.77	(34.38) *	$9	.43 *	.69 *	123.23 *
July 31, 2008	75.81	.53	(8.78)	(8.25)	(2.29)	(14.77)	(17.06)	— [e]	50.50	(13.90)	9.84		.88	133.96
July 31, 2007	70.03	.57	9.93	10.50	(1.16)	(3.56)	(4.72)	— [e]	75.81	15.19	14.83		.76	60.17
July 31, 2006	68.88	.45 [f]	4.22	4.67	(.83)	(2.69)	(3.52)	— [e]	70.03	6.85	23.85		.64 [f]	54.52
July 31, 2005***	62.00	.07	7.33	7.40	(.52)	—	(.52)	— [e]	68.88	11.96 *	11	.64 *	.11 *	39.79 *

Class R
January 31, 2009 †	$53.72	.34	(18.69)	(18.35)	(.03)	(1.45)	(1.48)	—	$33.89	(34.30) *	$515	.30 *	.82 *	123.23 *
July 31, 2008	79.90	.60	(9.20)	(8.60)	(2.81)	(14.77)	(17.58)	— [e]	53.72	(13.68)	499.59		.98	133.96
July 31, 2007	73.56	.61	10.63	11.24	(1.34)	(3.56)	(4.90)	— [e]	79.90	15.49	158.58		.75	60.17
July 31, 2006 [1]	72.11	.04 [f]	1.41	1.45	—	—	—	— [e]	73.56	2.01 *	46	.36 *	.05 *[f]	54.52
December 19, 2005 [2]	69.04	1.47	1.60	3.07	—	—	—	—	72.11	4.45 *	—	.23 *	2.10 *	39.73 *
July 31, 2005***	62.00	.31	7.23	7.54	(.50)	—	(.50)	— [e]	69.04	12.20 *	1	.45 *	.47 *	39.79 *

Class Y
January 31, 2009 †	$58.96	.46	(20.48)	(20.02)	(.23)	(1.45)	(1.68)	—	$37.26	(34.12) *	$5,683	.05 *	1.00 *	123.23 *
July 31, 2008	85.80	1.09	(10.15)	(9.06)	(3.01)	(14.77)	(17.78)	— [e]	58.96	(13.26)	9,917.09		1.50	133.96
July 31, 2007	78.47	1.19	11.24	12.43	(1.54)	(3.56)	(5.10)	— [e]	85.80	16.06	16,298.08		1.39	60.17
July 31, 2006	76.67	1.15 [f]	4.65	5.80	(1.31)	(2.69)	(4.00)	— [e]	78.47	7.66	12,548.10		1.46 [f]	54.52
July 31, 2005***	68.61	.50	8.10	8.60	(.54)	—	(.54)	— [e]	76.67	12.58 *	8,983	.07 *	.68 *	39.79 *

See page 80 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

64	65

Financial highlights (For a common share outstanding throughout the period) (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio of net
		Net	Net realized			From net						of expenses	investment
	Net asset value,	investment	and unrealized	Total from	From net	realized			Net asset	Total return	Net assets,	to average	income (loss)
	beginning	income	gain (loss) on	investment	investment	gain on	Total	Redemption	value, end	at net asset	end of period	net assets	to average	Portfolio
Period ended	of period	(loss) [a,d]	investments	operations	income	investments	distributions	fees	of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	turnover (%)

Putnam RetirementReady 2035 Fund

Class A
January 31, 2009 †	$51.10	.44	(17.51)	(17.07)	(.19)	(1.45)	(1.64)	— [e]	$32.39	(33.58) *	$16,442	.18 *	1.09 *	120.24 *
July 31, 2008	75.48	1.03	(8.57)	(7.54)	(2.81)	(14.03)	(16.84)	— [e]	51.10	(12.79)	29,945.34		1.65	126.79
July 31, 2007	70.33	.98	9.53	10.51	(1.46)	(3.90)	(5.36)	— [e]	75.48	15.18	43,169.33		1.30	58.16
July 31, 2006	69.50	1.00 [f]	3.73	4.73	(1.25)	(2.65)	(3.90)	— [e]	70.33	6.87	31,513.35		1.41 [f]	51.70
July 31, 2005***	62.61	.38	6.96	7.34	(.45)	—	(.45)	—	69.50	11.76 *	21,274	.26 *	.58 *	36.45 *

Class B
January 31, 2009 †	$48.25	.27	(16.52)	(16.25)	—	(1.45)	(1.45)	— [e]	$30.55	(33.84) *	$329	.55 *	.71 *	120.24 *
July 31, 2008	72.25	.49	(8.08)	(7.59)	(2.38)	(14.03)	(16.41)	— [e]	48.25	(13.46)	486	1.09	.85	126.79
July 31, 2007	67.68	.40	9.16	9.56	(1.09)	(3.90)	(4.99)	— [e]	72.25	14.32	510	1.08	.55	58.16
July 31, 2006	67.35	.38 [f]	3.68	4.06	(1.08)	(2.65)	(3.73)	— [e]	67.68	6.08	308	1.10	.55 [f]	51.70
July 31, 2005***	61.00	(.08)	6.87	6.79	(.44)	—	(.44)	—	67.35	11.15 *	67	.82 *	(.13) *	36.45 *

Class C
January 31, 2009 †	$48.34	.27	(16.55)	(16.28)	—	(1.45)	(1.45)	— [e]	$30.61	(33.84) *	$88	.55 *	.72 *	120.24 *
July 31, 2008	72.42	.45	(8.05)	(7.60)	(2.45)	(14.03)	(16.48)	— [e]	48.34	(13.45)	108	1.09	.78	126.79
July 31, 2007	68.13	.42	9.19	9.61	(1.42)	(3.90)	(5.32)	— [e]	72.42	14.31	83	1.08	.58	58.16
July 31, 2006	67.41	.18 [f]	3.92	4.10	(.73)	(2.65)	(3.38)	— [e]	68.13	6.13	7	1.10	.26 [f]	51.70
July 31, 2005***	61.00	.10	6.69	6.79	(.38)	—	(.38)	—	67.41	11.15 *	1	.82 *	.15 *	36.45 *

Class M
January 31, 2009 †	$48.81	.36	(16.76)	(16.40)	(.06)	(1.45)	(1.51)	— [e]	$30.90	(33.77) *	$60	.43 *	.97 *	120.24 *
July 31, 2008	72.84	.63	(8.14)	(7.51)	(2.49)	(14.03)	(16.52)	— [e]	48.81	(13.23)	53.84		1.08	126.79
July 31, 2007	68.10	.54	9.26	9.80	(1.16)	(3.90)	(5.06)	— [e]	72.84	14.60	63.83		.74	58.16
July 31, 2006	67.47	.56 [f]	3.69	4.25	(.97)	(2.65)	(3.62)	— [e]	68.10	6.35	37.85		.82 [f]	51.70
July 31, 2005***	61.00	(.01)	6.92	6.91	(.44)	—	(.44)	—	67.47	11.35 *	20	.64 *	(.02) *	36.45 *

Class R
January 31, 2009 †	$49.75	.39	(17.06)	(16.67)	(.15)	(1.45)	(1.60)	— [e]	$31.48	(33.68) *	$551	.30 *	1.03 *	120.24 *
July 31, 2008	74.06	.74	(8.23)	(7.49)	(2.79)	(14.03)	(16.82)	— [e]	49.75	(13.01)	500.59		1.28	126.79
July 31, 2007	69.31	.63	9.53	10.16	(1.51)	(3.90)	(5.41)	— [e]	74.06	14.89	302.58		.83	58.16
July 31, 2006	67.61	.65 [f]	3.70	4.35	—	(2.65)	(2.65)	— [e]	69.31	6.48	25.60		.96 [f]	51.70
July 31, 2005***	61.00	.35	6.70	7.05	(.44)	—	(.44)	—	67.61	11.58 *	1	.45 *	.52 *	36.45 *

Class Y
January 31, 2009 †	$57.48	.54	(19.70)	(19.16)	(.31)	(1.45)	(1.76)	— [e]	$36.56	(33.51) *	$8,907	.05 *	1.19 *	120.24 *
July 31, 2008	82.84	1.24	(9.55)	(8.31)	(3.02)	(14.03)	(17.05)	— [e]	57.48	(12.61)	17,989.09		1.77	126.79
July 31, 2007	76.67	1.30	10.38	11.68	(1.61)	(3.90)	(5.51)	— [e]	82.84	15.47	29,456.08		1.57	58.16
July 31, 2006	75.37	1.25 [f]	4.09	5.34	(1.39)	(2.65)	(4.04)	— [e]	76.67	7.16	26,650.10		1.63 [f]	51.70
July 31, 2005***	67.76	.56	7.52	8.08	(.47)	—	(.47)	—	75.37	11.96 *	20,730	.07 *	.77 *	36.45 *

See page 80 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

66	67

Financial highlights (For a common share outstanding throughout the period) (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio of net
		Net	Net realized			From net						of expenses	investment
	Net asset value,	investment	and unrealized	Total from	From net	realized			Net asset	Total return	Net assets,	to average	income (loss)
	beginning	income	gain (loss) on	investment	investment	gain on	Total	Redemption	value, end	at net asset	end of period	net assets	to average	Portfolio
Period ended	of period	(loss) [a,d]	investments	operations	income	investments	distributions	fees	of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	turnover (%)

Putnam RetirementReady 2030 Fund

Class A
January 31, 2009 †	$50.59	.52	(16.95)	(16.43)	(.34)	(1.81)	(2.15)	— [e]	$32.01	(32.68) *	$21,556	.18 *	1.28 *	112.56 *
July 31, 2008	74.13	1.18	(8.12)	(6.94)	(2.82)	(13.78)	(16.60)	— [e]	50.59	(12.03)	38,938.34		1.93	122.17
July 31, 2007	69.46	1.11	8.84	9.95	(1.52)	(3.76)	(5.28)	— [e]	74.13	14.57	55,378.32		1.50	65.00
July 31, 2006	68.65	1.10 [f]	3.36	4.46	(1.28)	(2.37)	(3.65)	— [e]	69.46	6.57	46,153.35		1.57 [f]	48.81
July 31, 2005***	62.16	.44	6.47	6.91	(.42)	—	(.42)	—	68.65	11.14 *	32,720	.26 *	.66 *	34.59 *

Class B
January 31, 2009 †	$48.57	.35	(16.27)	(15.92)	— [e]	(1.81)	(1.81)	— [e]	$30.84	(32.96) *	$486	.55 *	.90 *	112.56 *
July 31, 2008	71.81	.61	(7.74)	(7.13)	(2.33)	(13.78)	(16.11)	— [e]	48.57	(12.70)	687	1.09	1.07	122.17
July 31, 2007	67.56	.53	8.60	9.13	(1.12)	(3.76)	(4.88)	— [e]	71.81	13.70	609	1.07	.74	65.00
July 31, 2006	67.07	.59 [f]	3.25	3.84	(.98)	(2.37)	(3.35)	— [e]	67.56	5.77	302	1.10	.86 [f]	48.81
July 31, 2005***	61.00	(.13)	6.55	6.42	(.35)	—	(.35)	—	67.07	10.54 *	225	.82 *	(.20) *	34.59 *

Class C
January 31, 2009 †	$48.78	.35	(16.33)	(15.98)	(.01)	(1.81)	(1.82)	— [e]	$30.98	(32.94) *	$92	.55 *	.90 *	112.56 *
July 31, 2008	72.17	.59	(7.77)	(7.18)	(2.43)	(13.78)	(16.21)	— [e]	48.78	(12.72)	118	1.09	1.03	122.17
July 31, 2007	67.43	.33	8.80	9.13	(.63)	(3.76)	(4.39)	— [e]	72.17	13.71	90	1.07	.45	65.00
July 31, 2006	67.06	.64 [f]	3.20	3.84	(1.10)	(2.37)	(3.47)	— [e]	67.43	5.77	43	1.10	.95 [f]	48.81
July 31, 2005***	61.00	(.06)	6.47	6.41	(.35)	—	(.35)	—	67.06	10.52 *	22	.82 *	(.10) *	34.59 *

Class M
January 31, 2009 †	$48.65	.40	(16.29)	(15.89)	(.12)	(1.81)	(1.93)	— [e]	$30.83	(32.87) *	$487	.43 *	1.04 *	112.56 *
July 31, 2008	71.92	.80	(7.80)	(7.00)	(2.49)	(13.78)	(16.27)	— [e]	48.65	(12.49)	691.84		1.38	122.17
July 31, 2007	67.73	.75	8.58	9.33	(1.38)	(3.76)	(5.14)	— [e]	71.92	13.99	776.82		1.04	65.00
July 31, 2006	67.14	.37 [f]	3.64	4.01	(1.05)	(2.37)	(3.42)	— [e]	67.73	6.03	604.85		.54 [f]	48.81
July 31, 2005***	61.00	.02	6.52	6.54	(.40)	—	(.40)	—	67.14	10.74 *	43	.64 *	.03 *	34.59 *

Class R
January 31, 2009 †	$48.63	.45	(16.29)	(15.84)	(.28)	(1.81)	(2.09)	— [e]	$30.70	(32.78) *	$589	.30 *	1.18 *	112.56 *
July 31, 2008	72.08	.87	(7.71)	(6.84)	(2.83)	(13.78)	(16.61)	— [e]	48.63	(12.28)	704.59		1.57	122.17
July 31, 2007	67.75	.80	8.72	9.52	(1.43)	(3.76)	(5.19)	— [e]	72.08	14.27	246.57		1.10	65.00
July 31, 2006	67.27	.87 [f]	3.31	4.18	(1.33)	(2.37)	(3.70)	— [e]	67.75	6.29	81.60		1.28 [f]	48.81
July 31, 2005***	61.00	.39	6.28	6.67	(.40)	—	(.40)	—	67.27	10.96 *	1	.45 *	.58 *	34.59 *

Class Y
January 31, 2009 †	$56.28	.62	(18.87)	(18.25)	(.46)	(1.81)	(2.27)	— [e]	$35.76	(32.62) *	$9,638	.05 *	1.39 *	112.56 *
July 31, 2008	80.65	1.41	(8.97)	(7.56)	(3.03)	(13.78)	(16.81)	— [e]	56.28	(11.84)	25,779.09		2.09	122.17
July 31, 2007	75.11	1.43	9.54	10.97	(1.67)	(3.76)	(5.43)	— [e]	80.65	14.85	36,228.07		1.78	65.00
July 31, 2006	73.90	1.35 [f]	3.65	5.00	(1.42)	(2.37)	(3.79)	— [e]	75.11	6.84	42,547.10		1.79 [f]	48.81
July 31, 2005***	66.78	.57	6.99	7.56	(.44)	—	(.44)	—	73.90	11.35 *	37,340	.07 *	.81 *	34.59 *

See page 80 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

68	69

Financial highlights (For a common share outstanding throughout the period) (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio of net
		Net	Net realized			From net						of expenses	investment
	Net asset value,	investment	and unrealized	Total from	From net	realized			Net asset	Total return	Net assets,	to average	income (loss)
	beginning	income	gain (loss) on	investment	investment	gain on	Total	Redemption	value, end	at net asset	end of period	net assets	to average	Portfolio
Period ended	of period	(loss) [a,d]	investments	operations	income	investments	distributions	fees [e]	of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	turnover (%)

Putnam RetirementReady 2025 Fund

Class A
January 31, 2009 †	$53.39	.64	(17.22)	(16.58)	(.46)	(1.34)	(1.80)	—	$35.01	(31.20) *	$28,178	.18 *	1.48 *	103.96 *
July 31, 2008	77.02	1.40	(8.03)	(6.63)	(2.91)	(14.09)	(17.00)	—	53.39	(11.07)	46,218.34		2.18	118.18
July 31, 2007	72.98	1.29	8.69	9.98	(1.64)	(4.30)	(5.94)	—	77.02	13.91	68,996.32		1.67	62.81
July 31, 2006	72.26	1.27 [f]	3.15	4.42	(1.36)	(2.34)	(3.70)	—	72.98	6.19	61,670.35		1.74 [f]	53.14
July 31, 2005***	65.75	.52	6.39	6.91	(.40)	—	(.40)	—	72.26	10.53 *	48,529	.26 *	.75 *	25.48 *

Class B
January 31, 2009 †	$50.45	.44	(16.25)	(15.81)	(.09)	(1.34)	(1.43)	—	$33.21	(31.46) *	$654	.55 *	1.10 *	103.96 *
July 31, 2008	73.72	.84	(7.58)	(6.74)	(2.44)	(14.09)	(16.53)	—	50.45	(11.74)	928	1.09	1.40	118.18
July 31, 2007	70.26	.67	8.37	9.04	(1.28)	(4.30)	(5.58)	—	73.72	13.06	1,144	1.07	.90	62.81
July 31, 2006	69.94	.59 [f]	3.16	3.75	(1.09)	(2.34)	(3.43)	—	70.26	5.40	717	1.10	.84 [f]	53.14
July 31, 2005***	64.00	(.05)	6.38	6.33	(.39)	—	(.39)	—	69.94	9.91 *	211	.82 *	(.08) *	25.48 *

Class C
January 31, 2009 †	$50.65	.45	(16.33)	(15.88)	(.08)	(1.34)	(1.42)	—	$33.35	(31.48) *	$117	.55 *	1.12 *	103.96 *
July 31, 2008	73.99	.83	(7.60)	(6.77)	(2.48)	(14.09)	(16.57)	—	50.65	(11.74)	151	1.09	1.39	118.18
July 31, 2007	70.43	.68	8.39	9.07	(1.21)	(4.30)	(5.51)	—	73.99	13.07	181	1.07	.91	62.81
July 31, 2006	70.00	.53 [f]	3.22	3.75	(.98)	(2.34)	(3.32)	—	70.43	5.41	103	1.10	.74 [f]	53.14
July 31, 2005***	64.00	(.04)	6.36	6.32	(.32)	—	(.32)	—	70.00	9.89 *	45	.82 *	(.05) *	25.48 *

Class M
January 31, 2009 †	$50.92	.48	(16.39)	(15.91)	—	(1.34)	(1.34)	—	$33.67	(31.36) *	$62	.43 *	1.16 *	103.96 *
July 31, 2008	74.22	1.01	(7.66)	(6.65)	(2.56)	(14.09)	(16.65)	—	50.92	(11.53)	120.84		1.67	118.18
July 31, 2007	70.55	.87	8.40	9.27	(1.30)	(4.30)	(5.60)	—	74.22	13.34	295.82		1.16	62.81
July 31, 2006	70.06	.84 [f]	3.09	3.93	(1.10)	(2.34)	(3.44)	—	70.55	5.66	264.85		1.19 [f]	53.14
July 31, 2005***	64.00	.11	6.35	6.46	(.40)	—	(.40)	—	70.06	10.12 *	173	.64 *	.17 *	25.48 *

Class R
January 31, 2009 †	$50.77	.57	(16.38)	(15.81)	(.43)	(1.34)	(1.77)	—	$33.19	(31.29) *	$789	.30 *	1.44 *	103.96 *
July 31, 2008	74.22	1.02	(7.49)	(6.47)	(2.89)	(14.09)	(16.98)	—	50.77	(11.30)	697.59		1.77	118.18
July 31, 2007	70.70	.98	8.50	9.48	(1.66)	(4.30)	(5.96)	—	74.22	13.64	284.57		1.31	62.81
July 31, 2006	70.21	.65 [f]	3.47	4.12	(1.29)	(2.34)	(3.63)	—	70.70	5.93	111.60		.97 [f]	53.14
July 31, 2005***	64.00	.42	6.17	6.59	(.38)	—	(.38)	—	70.21	10.31 *	1	.45 *	.64 *	25.48 *

Class Y
January 31, 2009 †	$53.67	.69	(17.31)	(16.62)	(.59)	(1.34)	(1.93)	—	$35.12	(31.12) *	$10,616	.05 *	1.58 *	103.96 *
July 31, 2008	77.39	1.50	(8.00)	(6.50)	(3.13)	(14.09)	(17.22)	—	53.67	(10.85)	34,366.09		2.32	118.18
July 31, 2007	73.28	1.52	8.70	10.22	(1.81)	(4.30)	(6.11)	—	77.39	14.20	51,638.07		1.96	62.81
July 31, 2006	72.50	1.42 [f]	3.21	4.63	(1.51)	(2.34)	(3.85)	—	73.28	6.47	59,810.10		1.93 [f]	53.14
July 31, 2005***	65.87	.63	6.42	7.05	(.42)	—	(.42)	—	72.50	10.72 *	60,668	.07 *	.90 *	25.48 *

See page 80 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

70	71

Financial highlights (For a common share outstanding throughout the period) (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio of net
		Net	Net realized			From net						of expenses	investment
	Net asset value,	investment	and unrealized	Total from	From net	realized			Net asset	Total return	Net assets,	to average	income (loss)
	beginning	income	gain (loss) on	investment	investment	gain on	Total	Redemption	value, end	at net asset	end of period	net assets	to average	Portfolio
Period ended	of period	(loss) [a,d]	investments	operations	income	investments	distributions	fees	of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	turnover (%)

Putnam RetirementReady 2020 Fund

Class A
January 31, 2009 †	$51.07	.82	(15.46)	(14.64)	(.70)	(.69)	(1.39)	— [e]	$35.04	(28.74) *	$32,951	.18 *	1.95 *	102.85 *
July 31, 2008	69.20	1.55	(6.89)	(5.34)	(2.68)	(10.11)	(12.79)	— [e]	51.07	(9.55)	53,340.34		2.58	115.17
July 31, 2007	66.20	1.39	6.67	8.06	(1.68)	(3.38)	(5.06)	— [e]	69.20	12.36	88,759.32		1.99	56.03
July 31, 2006	66.06	1.28 [f]	1.90	3.18	(1.33)	(1.71)	(3.04)	— [e]	66.20	4.86	81,232.35		1.93 [f]	46.91
July 31, 2005***	60.69	.54	5.16	5.70	(.33)	—	(.33)	—	66.06	9.41 *	53,180	.26 *	.85 *	30.16 *

Class B
January 31, 2009 †	$49.43	.64	(14.94)	(14.30)	(.32)	(.69)	(1.01)	— [e]	$34.12	(28.99) *	$544	.55 *	1.58 *	102.85 *
July 31, 2008	67.43	.99	(6.63)	(5.64)	(2.25)	(10.11)	(12.36)	— [e]	49.43	(10.26)	794	1.09	1.75	115.17
July 31, 2007	64.77	.84	6.54	7.38	(1.34)	(3.38)	(4.72)	— [e]	67.43	11.53	750	1.07	1.23	56.03
July 31, 2006	64.94	.77 [f]	1.87	2.64	(1.10)	(1.71)	(2.81)	— [e]	64.77	4.08	543	1.10	1.18 [f]	46.91
July 31, 2005***	60.00	.08	5.18	5.26	(.32)	—	(.32)	—	64.94	8.79 *	241	.82 *	.12 *	30.16 *

Class C
January 31, 2009 †	$49.70	.63	(15.02)	(14.39)	(.35)	(.69)	(1.04)	— [e]	$34.27	(29.01) *	$147	.55 *	1.53 *	102.85 *
July 31, 2008	67.77	1.00	(6.66)	(5.66)	(2.30)	(10.11)	(12.41)	— [e]	49.70	(10.24)	236	1.09	1.77	115.17
July 31, 2007	64.89	.80	6.60	7.40	(1.14)	(3.38)	(4.52)	— [e]	67.77	11.53	178	1.07	1.16	56.03
July 31, 2006	64.97	.76 [f]	1.87	2.63	(1.00)	(1.71)	(2.71)	— [e]	64.89	4.06	109	1.10	1.16 [f]	46.91
July 31, 2005***	60.00	.08	5.19	5.27	(.30)	—	(.30)	—	64.97	8.79 *	61	.82 *	.12 *	30.16 *

Class M
January 31, 2009 †	$49.73	.69	(15.04)	(14.35)	(.17)	(.69)	(.86)	— [e]	$34.52	(28.91) *	$257	.43 *	1.68 *	102.85 *
July 31, 2008	67.79	1.17	(6.69)	(5.52)	(2.43)	(10.11)	(12.54)	— [e]	49.73	(10.03)	440.84		2.03	115.17
July 31, 2007	64.99	.99	6.60	7.59	(1.41)	(3.38)	(4.79)	— [e]	67.79	11.82	1,056.82		1.44	56.03
July 31, 2006	65.05	.97 [f]	1.83	2.80	(1.15)	(1.71)	(2.86)	— [e]	64.99	4.34	535.85		1.49 [f]	46.91
July 31, 2005***	60.00	.19	5.20	5.39	(.34)	—	(.34)	—	65.05	9.00 *	276	.64 *	.30 *	30.16 *

Class R
January 31, 2009 †	$49.77	.75	(15.06)	(14.31)	(.66)	(.69)	(1.35)	— [e]	$34.11	(28.83) *	$594	.30 *	1.89 *	102.85 *
July 31, 2008	67.88	1.20	(6.56)	(5.36)	(2.64)	(10.11)	(12.75)	— [e]	49.77	(9.78)	612.59		2.17	115.17
July 31, 2007	65.08	1.16	6.60	7.76	(1.58)	(3.38)	(4.96)	— [e]	67.88	12.09	232.57		1.69	56.03
July 31, 2006	65.23	1.18 [f]	1.81	2.99	(1.43)	(1.71)	(3.14)	— [e]	65.08	4.62	102.60		1.81 [f]	46.91
July 31, 2005***	60.00	.44	5.10	5.54	(.31)	—	(.31)	—	65.23	9.25 *	1	.45 *	.71 *	30.16 *

Class Y
January 31, 2009 †	$55.90	.94	(16.92)	(15.98)	(.83)	(.69)	(1.52)	— [e]	$38.40	(28.66) *	$8,697	.05 *	2.01 *	102.85 *
July 31, 2008	74.57	1.80	(7.48)	(5.68)	(2.88)	(10.11)	(12.99)	— [e]	55.90	(9.33)	35,542.09		2.76	115.17
July 31, 2007	70.95	1.69	7.14	8.83	(1.83)	(3.38)	(5.21)	— [e]	74.57	12.63	52,519.07		2.26	56.03
July 31, 2006	70.54	1.56 [f]	2.03	3.59	(1.47)	(1.71)	(3.18)	— [e]	70.95	5.13	73,375.10		2.18 [f]	46.91
July 31, 2005***	64.69	.68	5.52	6.20	(.35)	—	(.35)	—	70.54	9.60 *	66,682	.07 *	1.01 *	30.16 *

See page 80 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

72	73

Financial highlights (For a common share outstanding throughout the period) (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio of net
		Net	Net realized			From net						of expenses	investment
	Net asset value,	investment	and unrealized	Total from	From net	realized			Net asset	Total return	Net assets,	to average	income (loss)
	beginning	income	gain (loss) on	investment	investment	gain on	Total	Redemption	value, end	at net asset	end of period	net assets	to average	Portfolio
Period ended	of period	(loss) [a,d]	investments	operations	income	investments	distributions	fees	of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	turnover (%)

Putnam RetirementReady 2015 Fund

Class A
January 31, 2009 †	$54.46	1.25	(15.09)	(13.84)	(1.49)	(.64)	(2.13)	— [e]	$38.49	(25.46) *	$41,983	.18 *	2.74 *	97.61 *
July 31, 2008	67.89	1.99	(5.89)	(3.90)	(2.79)	(6.74)	(9.53)	— [e]	54.46	(6.78)	62,496.34		3.25	108.96
July 31, 2007	65.72	1.74	4.98	6.72	(1.73)	(2.82)	(4.55)	— [e]	67.89	10.37	83,238.32		2.55	68.94
July 31, 2006	67.28	1.54 [f]	.93	2.47	(1.60)	(2.43)	(4.03)	— [e]	65.72	3.71	66,033.35		2.31 [f]	62.70
July 31, 2005***	62.62	.66	4.28	4.94	(.28)	—	(.28)	—	67.28	7.90 *	56,457	.26 *	1.01 *	26.37 *

Class B
January 31, 2009 †	$52.94	1.05	(14.66)	(13.61)	(1.00)	(.64)	(1.64)	— [e]	$37.69	(25.74) *	$367	.55 *	2.39 *	97.61 *
July 31, 2008	66.22	1.47	(5.72)	(4.25)	(2.29)	(6.74)	(9.03)	— [e]	52.94	(7.48)	465	1.09	2.48	108.96
July 31, 2007	64.39	1.20	4.88	6.08	(1.43)	(2.82)	(4.25)	— [e]	66.22	9.55	781	1.07	1.80	68.94
July 31, 2006	66.27	.95 [f]	1.00	1.95	(1.40)	(2.43)	(3.83)	— [e]	64.39	2.95	372	1.10	1.46 [f]	62.70
July 31, 2005***	62.00	.22	4.30	4.52	(.25)	—	(.25)	—	66.27	7.30 *	165	.82 *	.35 *	26.37 *

Class C
January 31, 2009 †	$53.13	1.03	(14.68)	(13.65)	(1.14)	(.64)	(1.78)	— [e]	$37.70	(25.73) *	$220	.55 *	2.31 *	97.61 *
July 31, 2008	66.35	1.44	(5.70)	(4.26)	(2.22)	(6.74)	(8.96)	— [e]	53.13	(7.47)	363	1.09	2.47	108.96
July 31, 2007	64.37	1.18	4.89	6.07	(1.27)	(2.82)	(4.09)	— [e]	66.35	9.54	168	1.07	1.77	68.94
July 31, 2006	66.25	1.01 [f]	.93	1.94	(1.39)	(2.43)	(3.82)	— [e]	64.37	2.93	231	1.10	1.56 [f]	62.70
July 31, 2005***	62.00	.25	4.28	4.53	(.28)	—	(.28)	—	66.25	7.32 *	90	.82 *	.38 *	26.37 *

Class M
January 31, 2009 †	$53.39	.98	(14.66)	(13.68)	(1.08)	(.64)	(1.72)	— [e]	$37.99	(25.65) *	$256	.43 *	2.11 *	97.61 *
July 31, 2008	66.75	1.57	(5.69)	(4.12)	(2.50)	(6.74)	(9.24)	— [e]	53.39	(7.24)	499.84		2.71	108.96
July 31, 2007	64.67	1.37	4.90	6.27	(1.37)	(2.82)	(4.19)	— [e]	66.75	9.82	156.82		2.03	68.94
July 31, 2006	66.38	1.24 [f]	.87	2.11	(1.39)	(2.43)	(3.82)	— [e]	64.67	3.19	139.85		1.89 [f]	62.70
July 31, 2005***	62.00	.35	4.30	4.65	(.27)	—	(.27)	—	66.38	7.52 *	142	.64 *	.54 *	26.37 *

Class R
January 31, 2009 †	$53.31	1.19	(14.80)	(13.61)	(1.46)	(.64)	(2.10)	— [e]	$37.60	(25.57) *	$401	.30 *	2.71 *	97.61 *
July 31, 2008	66.79	1.71	(5.69)	(3.98)	(2.76)	(6.74)	(9.50)	— [e]	53.31	(7.02)	340.59		2.96	108.96
July 31, 2007	64.74	1.48	4.97	6.45	(1.58)	(2.82)	(4.40)	— [e]	66.79	10.09	112.57		2.16	68.94
July 31, 2006	66.54	1.82 [f]	.50	2.32	(1.69)	(2.43)	(4.12)	— [e]	64.74	3.51	4.60		2.82 [f]	62.70
July 31, 2005***	62.00	.55	4.25	4.80	(.26)	—	(.26)	—	66.54	7.75 *	1	.45 *	.84 *	26.37 *

Class Y
January 31, 2009 †	$54.71	1.30	(15.15)	(13.85)	(1.63)	(.64)	(2.27)	— [e]	$38.59	(25.36) *	$7,406	.05 *	2.80 *	97.61 *
July 31, 2008	68.18	2.15	(5.91)	(3.76)	(2.97)	(6.74)	(9.71)	— [e]	54.71	(6.54)	27,832.09		3.47	108.96
July 31, 2007	65.95	1.90	5.01	6.91	(1.86)	(2.82)	(4.68)	— [e]	68.18	10.64	45,725.07		2.78	68.94
July 31, 2006	67.48	1.67 [f]	.98	2.65	(1.75)	(2.43)	(4.18)	— [e]	65.95	3.97	63,487.10		2.49 [f]	62.70
July 31, 2005***	62.71	.77	4.30	5.07	(.30)	—	(.30)	—	67.48	8.10 *	84,103	.07 *	1.18 *	26.37 *

See page 80 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

74	75

Financial highlights (For a common share outstanding throughout the period) (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio of net
		Net	Net realized			From net						of expenses	investment
	Net asset value,	investment	and unrealized	Total from	From net	realized			Net asset	Total return	Net assets,	to average	income (loss)
	beginning	income	gain (loss) on	investment	investment	gain on	Total	Redemption	value, end	at net asset	end of period	net assets	to average	Portfolio
Period ended	of period	(loss) [a,d]	investments	operations	income	investments	distributions	fees	of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	turnover (%)

Putnam RetirementReady 2010 Fund

Class A
January 31, 2009 †	$51.26	1.43	(13.21)	(11.78)	(2.61)	—	(2.61)	— [e]	$36.87	(22.98) *	$16,101	.18 *	3.29 *	88.50 *
July 31, 2008	59.21	2.17	(4.48)	(2.31)	(2.73)	(2.91)	(5.64)	— [e]	51.26	(4.40)	23,725.34		3.89	129.01
July 31, 2007	58.69	1.96	2.72	4.68	(2.08)	(2.08)	(4.16)	— [e]	59.21	8.11	40,696.31		3.29	56.75
July 31, 2006	59.72	1.68 [f]	(.17)	1.51	(1.52)	(1.02)	(2.54)	— [e]	58.69	2.54	44,579.34		2.84 [f]	61.79
July 31, 2005***	56.79	.73	2.42	3.15	(.22)	—	(.22)	—	59.72	5.55 *	39,291	.26 *	1.26 *	33.53 *

Class B
January 31, 2009 †	$49.94	1.23	(12.85)	(11.62)	(2.24)	—	(2.24)	— [e]	$36.08	(23.28) *	$167	.55 *	2.91 *	88.50 *
July 31, 2008	57.84	1.69	(4.36)	(2.67)	(2.32)	(2.91)	(5.23)	— [e]	49.94	(5.11)	242	1.09	3.15	129.01
July 31, 2007	57.57	1.49	2.65	4.14	(1.79)	(2.08)	(3.87)	— [e]	57.84	7.29	253	1.06	2.55	56.75
July 31, 2006	58.59	1.20 [f]	(.15)	1.05	(1.05)	(1.02)	(2.07)	— [e]	57.57	1.78	228	1.09	2.08 [f]	61.79
July 31, 2005***	56.00	.37	2.42	2.79	(.20)	—	(.20)	—	58.59	4.98 *	84	.82 *	.65 *	33.53 *

Class C
January 31, 2009 †	$49.73	1.26	(12.83)	(11.57)	(2.47)	—	(2.47)	— [e]	$35.69	(23.27) *	$283	.55 *	3.03 *	88.50 *
July 31, 2008	57.67	1.66	(4.31)	(2.65)	(2.38)	(2.91)	(5.29)	— [e]	49.73	(5.11)	307	1.09	3.12	129.01
July 31, 2007	57.30	1.49	2.63	4.12	(1.67)	(2.08)	(3.75)	— [e]	57.67	7.28	91	1.06	2.55	56.75
July 31, 2006	58.62	1.23 [f]	(.18)	1.05	(1.35)	(1.02)	(2.37)	— [e]	57.30	1.78	36	1.09	2.12 [f]	61.79
July 31, 2005***	56.00	.41	2.38	2.79	(.17)	—	(.17)	—	58.62	4.98 *	15	.82 *	.71 *	33.53 *

Class M
January 31, 2009 †	$50.02	1.28	(12.86)	(11.58)	(2.54)	—	(2.54)	— [e]	$35.90	(23.17) *	$489	.43 *	3.05 *	88.50 *
July 31, 2008	57.85	1.80	(4.33)	(2.53)	(2.39)	(2.91)	(5.30)	— [e]	50.02	(4.87)	554.84		3.35	129.01
July 31, 2007	57.46	1.63	2.65	4.28	(1.81)	(2.08)	(3.89)	— [e]	57.85	7.56	126.81		2.79	56.75
July 31, 2006	58.73	1.38 [f]	(.18)	1.20	(1.45)	(1.02)	(2.47)	— [e]	57.46	2.03	124.84		2.39 [f]	61.79
July 31, 2005***	56.00	.56	2.34	2.90	(.17)	—	(.17)	—	58.73	5.19 *	55	.64 *	.97 *	33.53 *

Class R
January 31, 2009 †	$50.06	1.34	(12.89)	(11.55)	(2.53)	—	(2.53)	— [e]	$35.98	(23.09) *	$322	.30 *	3.17 *	88.50 *
July 31, 2008	58.00	1.93	(4.32)	(2.39)	(2.64)	(2.91)	(5.55)	— [e]	50.06	(4.63)	399.59		3.62	129.01
July 31, 2007	57.56	1.78	2.66	4.44	(1.92)	(2.08)	(4.00)	— [e]	58.00	7.83	216.56		3.05	56.75
July 31, 2006	58.83	1.60 [f]	(.25)	1.35	(1.60)	(1.02)	(2.62)	— [e]	57.56	2.30	80.59		2.80 [f]	61.79
July 31, 2005***	56.00	.59	2.43	3.02	(.19)	—	(.19)	—	58.83	5.41 *	1	.45 *	1.06 *	33.53 *

Class Y
January 31, 2009 †	$54.06	1.55	(13.91)	(12.36)	(2.76)	—	(2.76)	— [e]	$38.94	(22.88) *	$4,921	.05 *	3.34 *	88.50 *
July 31, 2008	62.15	2.40	(4.69)	(2.29)	(2.89)	(2.91)	(5.80)	— [e]	54.06	(4.16)	16,726.09		4.11	129.01
July 31, 2007	61.41	2.20	2.85	5.05	(2.23)	(2.08)	(4.31)	— [e]	62.15	8.36	23,621.06		3.52	56.75
July 31, 2006	62.35	1.90 [f]	(.17)	1.73	(1.65)	(1.02)	(2.67)	— [e]	61.41	2.79	41,478.09		3.07 [f]	61.79
July 31, 2005***	59.18	.86	2.54	3.40	(.23)	—	(.23)	—	62.35	5.76 *	44,492	.07 *	1.42 *	33.53 *

See page 80 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

76	77

Financial highlights (For a common share outstanding throughout the period) (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio of net
		Net	Net realized			From net						of expenses	investment
	Net asset value,	investment	and unrealized	Total from	From net	realized			Net asset	Total return	Net assets,	to average	income (loss)
	beginning	income	gain (loss) on	investment	investment	gain on	Total	Redemption	value, end	at net asset	end of period	net assets	to average	Portfolio
Period ended	of period	(loss) [a,d]	investments	operations	income	investments	distributions	fees	of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	turnover (%)

Putnam RetirementReady Maturity Fund

Class A
January 31, 2009 †	$50.60	1.55	(12.63)	(11.08)	(1.57)	—	(1.57)	.01	$37.96	(22.04) *	$10,138	.18 *	3.60 *	99.93 *
July 31, 2008	57.13	2.12	(3.87)	(1.75)	(2.33)	(2.45)	(4.78)	— [e]	50.60	(3.37)	14,607.34		3.89	138.89
July 31, 2007	55.97	1.98	2.13	4.11	(2.13)	(.82)	(2.95)	— [e]	57.13	7.43	22,651.33		3.45	62.34
July 31, 2006	57.51	1.74 [f]	(.70)	1.04	(1.83)	(.75)	(2.58)	— [e]	55.97	1.82	31,206.35		3.07 [f]	61.89
July 31, 2005***	55.96	.80	1.50	2.30	(.75)	—	(.75)	—	57.51	4.15 *	25,732	.26 *	1.41 *	41.89 *

Class B
January 31, 2009 †	$50.68	1.39	(12.65)	(11.26)	(1.41)	—	(1.41)	.01	$38.02	(22.33) *	$34	.55 *	3.21 *	99.93 *
July 31, 2008	57.17	1.68	(3.85)	(2.17)	(1.87)	(2.45)	(4.32)	— [e]	50.68	(4.12)	43	1.09	3.03	138.89
July 31, 2007	56.01	1.56	2.13	3.69	(1.71)	(.82)	(2.53)	— [e]	57.17	6.65	219	1.08	2.70	62.34
July 31, 2006	57.54	1.31 [f]	(.70)	.61	(1.39)	(.75)	(2.14)	— [e]	56.01	1.06	138	1.10	2.31 [f]	61.89
July 31, 2005***	56.00	.47	1.51	1.98	(.44)	—	(.44)	—	57.54	3.55 *	124	.82 *	.83 *	41.89 *

Class C
January 31, 2009 †	$50.78	1.75	(13.04)	(11.29)	(1.43)	—	(1.43)	.02	$38.08	(22.33) *	$174	.55 *	4.55 *	99.93 *
July 31, 2008	57.27	1.71	(3.86)	(2.15)	(1.89)	(2.45)	(4.34)	— [e]	50.78	(4.06)	1	1.09	3.14	138.89
July 31, 2007	56.04	1.58	2.10	3.68	(1.63)	(.82)	(2.45)	— [e]	57.27	6.62	1	1.08	2.77	62.34
July 31, 2006	57.56	1.36 [f]	(.73)	.63	(1.40)	(.75)	(2.15)	— [e]	56.04	1.09	1	1.10	2.31 [f]	61.89
July 31, 2005***	56.00	.46	1.54	2.00	(.44)	—	(.44)	—	57.56	3.59 *	1	.82 *	.81 *	41.89 *

Class M
January 31, 2009 †	$50.72	1.87	(13.09)	(11.22)	(1.48)	—	(1.48)	.02	$38.04	(22.24) *	$516	.43 *	4.73 *	99.93 *
July 31, 2008	57.27	1.87	(3.90)	(2.03)	(2.07)	(2.45)	(4.52)	— [e]	50.72	(3.87)	125.84		3.54	138.89
July 31, 2007	55.99	1.69	2.13	3.82	(1.72)	(.82)	(2.54)	— [e]	57.27	6.88	14.83		2.94	62.34
July 31, 2006	57.54	1.57 [f]	(.81)	.76	(1.56)	(.75)	(2.31)	— [e]	55.99	1.33	75.85		2.86 [f]	61.89
July 31, 2005***	56.00	.61	1.49	2.10	(.56)	—	(.56)	—	57.54	3.76 *	2	.64 *	1.07 *	41.89 *

Class R
January 31, 2009 †	$50.61	1.50	(12.64)	(11.14)	(1.52)	—	(1.52)	.01	$37.96	(22.15) *	$140	.30 *	3.50 *	99.93 *
July 31, 2008	57.15	1.94	(3.83)	(1.89)	(2.20)	(2.45)	(4.65)	— [e]	50.61	(3.62)	155.59		3.63	138.89
July 31, 2007	55.99	1.85	2.12	3.97	(1.99)	(.82)	(2.81)	— [e]	57.15	7.16	81.58		3.22	62.34
July 31, 2006	57.56	1.62 [f]	(.73)	.89	(1.71)	(.75)	(2.46)	— [e]	55.99	1.56	48.60		2.97 [f]	61.89
July 31, 2005***	56.00	.67	1.54	2.21	(.65)	—	(.65)	—	57.56	3.97 *	1	.45 *	1.19 *	41.89 *

Class Y
January 31, 2009 †	$50.74	1.61	(12.68)	(11.07)	(1.62)	—	(1.62)	.01	$38.06	(21.96) *	$3,078	.05 *	3.71 *	99.93 *
July 31, 2008	57.27	2.25	(3.86)	(1.61)	(2.47)	(2.45)	(4.92)	— [e]	50.74	(3.12)	7,191.09		4.13	138.89
July 31, 2007	56.11	2.13	2.13	4.26	(2.28)	(.82)	(3.10)	— [e]	57.27	7.70	9,729.08		3.70	62.34
July 31, 2006	57.65	1.86 [f]	(.68)	1.18	(1.97)	(.75)	(2.72)	— [e]	56.11	2.07	13,756.10		3.26 [f]	61.89
July 31, 2005***	56.08	.89	1.53	2.42	(.85)	—	(.85)	—	57.65	4.34 *	21,787	.07 *	1.56 *	41.89 *

See page 80 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

78	79

Financial highlights (Continued)

* Not annualized.

† Unaudited.

** For the period May 2, 2005 (commencement of operations) to July 31, 2005.

*** For the period November 1, 2004 (commencement of operations) to July 31, 2005.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return does not reflect the effect of sales charges.

c Expense ratios do not include expenses of the underlying funds.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each funds’ average net assets (Note 2):

	1/31/09	7/31/08	7/31/07	7/31/06	7/31/05

Putnam RetirementReady 2050 Fund	0.02%	0.05%	0.04%	3.23%	12.75%

Putnam RetirementReady 2045 Fund	0.01	0.02	0.01	0.10	0.57

Putnam RetirementReady 2040 Fund	0.01	0.01	0.01	0.08	0.40

Putnam RetirementReady 2035 Fund	0.01	0.01	0.01	0.04	0.20

Putnam RetirementReady 2030 Fund	0.01	0.01	0.01	0.02	0.13

Putnam RetirementReady 2025 Fund	0.01	0.01	0.01	0.01	0.08

Putnam RetirementReady 2020 Fund	0.01	0.01	0.01	<0.01	0.07

Putnam RetirementReady 2015 Fund	0.01	<0.01	0.01	<0.01	0.06

Putnam RetirementReady 2010 Fund	0.01	0.01	0.02	0.01	0.09

Putnam RetirementReady Maturity Fund	0.01	<0.01	0.00	0.05	0.28

e Amount represents less than $0.01 per share.

f The net investment income ratios and per share amounts shown for the period ending July 31, 2006 may not correspond with the expected class specific differences for the period due to the timing of sales and repurchases of fund shares in relation to when distributions from the underlying Putnam funds were received.

1 For the period December 22, 2005 to July 31, 2006.

2 For the period August 1, 2005 to December 19, 2005. All class R shares for Fund 2045 and Fund 2040 were liquidated on December 19, 2005.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements 1/31/09 (Unaudited)

Note 1: Significant accounting policies

Each of Putnam RetirementReady® Funds: Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund, Putnam RetirementReady 2020 Fund, Putnam RetirementReady 2015 Fund, Putnam RetirementReady 2010 Fund and Putnam RetirementReady Maturity Fund, (collectively the“funds”) is a series of Putnam RetirementReady Funds, a Massachusetts business trust organized on June 8, 2004 (the “Trust”). Each fund is a diversified open-end investment company under the Investment Company Act of 1940, as amended, each of which is represented by a series of shares of beneficial interest. Each fund, except the Putnam RetirementReady Maturity Fund, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. The Putnam RetirementReady Maturity Fund seeks as high a rate of current income as Putnam Investment Management, LLC (“Putnam Management”), the funds’ manager, a wholly-owned subsidiary of Putnam Investments, LLC, believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2010.The tenth fund is named Putnam RetirementReady Maturity Fund. In July 2007 the Trustees approved a plan to extend each target date fund’s life an additional five years past the current target date. Beginning with the target date each fund will be renamed to include “Maturity.” At the end of the five years each fund will merge into the Putnam RetirementReady Maturity Fund.

These financial statements report on each fund which may invest in the following Putnam Funds: Putnam Asset Allocation: Balanced Portfolio, Putnam Asset Allocation: Conservative Portfolio, Putnam Asset Allocation: Equity Portfolio, Putnam Asset Allocation: Growth Portfolio, Putnam Income Strategies Fund and Putnam Money Market Fund (the “underlying Putnam Funds”), which are managed by Putnam Management. Prior to January 26, 2009, each fund may have invested in the following Putnam Funds: Putnam Capital Opportunities Fund, Putnam Diversified Income Trust, Putnam Equity Income Fund, The Putnam Fund for Growth and Income, Putnam High Yield Advantage Fund, Putnam Income Fund, Putnam Income Strategies Fund, Putnam International Equity Fund, Putnam International Growth and Income Fund, Putnam International New Opportunities Fund, Putnam Investors Fund, Putnam Mid Cap Value Fund, Putnam Money Market Fund, Putnam Vista Fund and Putnam Voyager Fund. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Each fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are offered to qualified employee benefit plans, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are generally only available to corporate and institutional clients and clients in other approved programs.

A 1.00% redemption fee may apply on any shares that are redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAV’s of the underlying Putnam Funds in which it invests.The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open. Each underlying Putnam Fund, other than Putnam Money Market Fund, values its investments for which market quotations are readily available at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, each underlying Putnam Fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by each underlying Putnam fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing source approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that each underlying Putnam Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

The valuation of Putnam Money Market Fund’s, an underlying Putnam Fund, portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

C) Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Each fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (“FIN 48”). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Each fund did not have any unrecognized tax benefits in the accompanying financial statements. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Pursuant to federal income tax regulations applicable to regulated investment companies, Putnam RetirementReady Maturity Fund has elected to defer to its fiscal year ending July 31, 2009 $154,958 of losses recognized during the period November 1, 2007 to July 31, 2008.

The aggregate identified cost on a tax basis for each fund is as follows:

			Net	Cost for
	Unrealized	Unrealized	Unrealized	Federal Income
RetirementReady	Appreciation	(Depreciation)	(Depreciation)	Tax Purposes

2050 Fund	$37,473	$(1,522,943)	$(1,485,470)	$7,762,836

2045 Fund	65,858	(2,781,684)	(2,715,826)	14,609,533

2040 Fund	82,324	(3,450,249)	(3,367,925)	20,895,745

2035 Fund	94,984	(4,672,372)	(4,577,388)	30,700,744

2030 Fund	87,522	(6,123,118)	(6,035,596)	38,735,364

2025 Fund	93,934	(7,251,252)	(7,157,318)	47,343,380

2020 Fund	101,555	(7,284,375)	(7,182,820)	50,491,622

2015 Fund	100,438	(5,013,468)	(4,913,030)	55,501,409

2010 Fund	42,211	(3,355,189)	(3,312,978)	25,910,012

Maturity Fund	49,931	(1,928,771)	(1,878,840)	15,921,781

D) Distributions to shareholders Each fund normally distributes any net investment income and any realized capital gains, annually, except the Putnam RetirementReady Maturity Fund, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

E) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative
services and other transactions

Each fund pays Putnam Management for management and investment advisory services monthly at an annual rate of 0.05% based on the average net assets of each fund.

Putnam Management has agreed to waive fees and reimburse expenses of each fund through June 30, 2009 to the extent necessary to ensure that each fund’s expenses (exclusive of the underlying Putnam Fund expenses) do not exceed the simple average of the expenses of all front-end load funds viewed by Lipper Inc. as having the same investment classification or objective as the funds. The expense reimbursement is based on a comparison of the funds’ expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund’s last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage/service arrangements that may reduce fund expenses.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through July 31, 2008, to the extent that expenses of each fund (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, fees and expenses of the underlying funds in which each fund invests, and payments under the fund’s distribution plan) would exceed an annual rate of 0.10% of each fund’s average net assets.

For the period ended January 31, 2009, each fund’s expenses we limited to the lower of the limits specified above and accordingly, Putnam Management waived the following management fee from each fund:

Fees waived and
RetirementReady	reimbursed by the Manager

2050 Fund	$1,811

2045 Fund	1,762

2040 Fund	2,477

2035 Fund	3,541

2030 Fund	4,237

2025 Fund	4,955

2020 Fund	4,936

2015 Fund	4,757

2010 Fund	2,807

Maturity Fund	1,286

Each fund has adopted distribution plans (the “Plans”) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the funds’ at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M, and class R shares, respectively.

For the six months ended January 31, 2009, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A and class M shares, and received contingent deferred sales charges (CDSC) from redemptions of class B and class C shares, in the following amounts:

	Class A Net	Class M Net	Class B	Class C
RetirementReady	Commissions	Commissions	CDSC	CDSC

2050 Fund	$379	$—	$51	$—

2045 Fund	794	—	21	—

2040 Fund	854	3	38	51

2035 Fund	994	8	554	—

2030 Fund	979	13	228	2

2025 Fund	1,345	49	426	—

2020 Fund	2,063	53	163	15

2015 Fund	1,023	229	2	—

2010 Fund	869	—	10	17

Maturity Fund	—	—	—	1

Total	$9,300	$355	$1,493	$86

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended January 31, 2009, Putnam Retail Management Limited Partnership acting as underwriter, received no monies on class A, except $28 on RetirementReady 2025 Fund, and no monies class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the six months ended January 31, 2009, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

	Purchase	Sale
RetirementReady	Cost	Proceeds

2050 Fund	$11,419,862	$12,182,187

2045 Fund	21,500,699	24,155,063

2040 Fund	31,041,125	34,425,297

2035 Fund	46,885,431	53,376,948

2030 Fund	59,410,112	71,922,420

2025 Fund	67,458,901	84,352,704

2020 Fund	72,168,859	94,358,671

2015 Fund	71,666,135	89,034,479

2010 Fund	29,738,509	38,997,812

Maturity Fund	18,460,035	20,860,089

Note 4: Capital shares

At January 31, 2009, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

RetirementReady 2050 Fund

	Six months ended 1/31/09		Year ended 7/31/08

Class A	Shares	Amount	Shares	Amount

Shares sold	45,257	$1,664,982	94,672	$5,234,943

Shares issued in connection with	9,119	282,058	21,306	1,174,600
reinvestment of distributions

	54,376	1,947,040	115,978	6,409,543

Shares repurchased	(48,843)	(1,694,676)	(123,818)	(6,888,180)

Net increase (decrease)	5,533	$252,364	(7,840)	$(478,637)

	Six months ended 1/31/09		Year ended 7/31/08

Class B	Shares	Amount	Shares	Amount

Shares sold	766	$23,642	779	$40,911

Shares issued in connection with	167	5,135	312	17,171
reinvestment of distributions

	933	28,777	1,091	58,082

Shares repurchased	(152)	(5,129)	(836)	(42,164)

Net increase	781	$23,648	255	$15,918

	Six months ended 1/31/09		Year ended 7/31/08

Class C	Shares	Amount	Shares	Amount

Shares sold	171	$5,927	453	$24,872

Shares issued in connection with	45	1,375	56	3,094
reinvestment of distributions

	216	7,302	509	27,966

Shares repurchased	(27)	(1,080)	(30)	(1,950)

Net increase	189	$6,222	479	$26,016

	Six months ended 1/31/09		Year ended 7/31/08

Class M	Shares	Amount	Shares	Amount

Shares sold	223	$7,785	250	$13,492

Shares issued in connection with	50	1,567	77	4,211
reinvestment of distributions

	273	9,352	327	17,703

Shares repurchased	(11)	(442)	(11)	(545)

Net increase	262	$8,910	316	$17,158

	Six months ended 1/31/09		Year ended 7/31/08

Class R	Shares	Amount	Shares	Amount

Shares sold	2,074	$71,317	2,235	$120,877

Shares issued in connection with	264	8,119	233	12,783
reinvestment of distributions

	2,338	79,436	2,468	133,660

Shares repurchased	(221)	(8,195)	(326)	(18,572)

Net increase	2,117	$71,241	2,142	$115,088

	Six months ended 1/31/09		Year ended 7/31/08

Class Y	Shares	Amount	Shares	Amount

Shares sold	53,641	$1,812,792	78,200	$4,527,379

Shares issued in connection with	5,621	174,145	8,745	483,374
reinvestment of distributions

	59,262	1,986,937	86,945	5,010,753

Shares repurchased	(73,041)	(2,416,486)	(95,677)	(5,809,811)

Net decrease	(13,779)	$(429,549)	(8,732)	$(799,058)

RetirementReady 2045 Fund

	Six months ended 1/31/09		Year ended 7/31/08

Class A	Shares	Amount	Shares	Amount

Shares sold	79,546	$3,176,432	149,225	$9,384,345

Shares issued in connection with	14,931	501,204	80,710	4,794,959
reinvestment of distributions

	94,477	3,677,636	229,935	14,179,304

Shares repurchased	(123,029)	(4,608,851)	(235,947)	(15,426,341)

Net decrease	(28,552)	$(931,215)	(6,012)	$(1,247,037)

	Six months ended 1/31/09		Year ended 7/31/08

Class B	Shares	Amount	Shares	Amount

Shares sold	468	$15,479	1,244	$72,441

Shares issued in connection with	211	6,701	809	45,866
reinvestment of distributions

	679	22,180	2,053	118,307

Shares repurchased	(260)	(9,100)	(870)	(45,171)

Net increase	419	$13,080	1,183	$73,136

	Six months ended 1/31/09		Year ended 7/31/08

Class C	Shares	Amount	Shares	Amount

Shares sold	65	$2,375	134	$8,601

Shares issued in connection with	28	912	90	5,138
reinvestment of distributions

	93	3,287	224	13,739

Shares repurchased	(13)	(586)	(37)	(2,585)

Net increase	80	$2,701	187	$11,154

	Six months ended 1/31/09		Year ended 7/31/08

Class M	Shares	Amount	Shares	Amount

Shares sold	8	$329	117	$6,161

Shares issued in connection with	8	272	4	277
reinvestment of distributions

	16	601	121	6,438

Shares repurchased	(1)	(25)	—	—

Net increase	15	$576	121	$6,438

	Six months ended 1/31/09		Year ended 7/31/08

Class R	Shares	Amount	Shares	Amount

Shares sold	4,278	$168,254	4,662	$291,176

Shares issued in connection with	587	20,110	1,144	69,405
reinvestment of distributions

	4,865	188,364	5,806	360,581

Shares repurchased	(265)	(10,550)	(1,265)	(72,490)

Net increase	4,600	$177,814	4,541	$288,091

	Six months ended 1/31/09		Year ended 7/31/08

Class Y	Shares	Amount	Shares	Amount

Shares sold	82,353	$3,353,057	76,331	$5,168,723

Shares issued in connection with	8,572	326,937	24,534	1,645,268
reinvestment of distributions

	90,925	3,679,994	100,865	6,813,991

Shares repurchased	(107,418)	(4,428,985)	(115,157)	(9,098,666)

Net decrease	(16,493)	$(748,991)	(14,292)	$(2,284,675)

RetirementReady 2040 Fund

	Six months ended 1/31/09		Year ended 7/31/08

Class A	Shares	Amount	Shares	Amount

Shares sold	113,416	$4,600,052	205,073	$13,057,675

Shares issued in connection with	14,906	523,957	105,379	6,378,581
reinvestment of distributions

	128,322	5,124,009	310,452	19,436,256

Shares repurchased	(185,897)	(7,056,509)	(305,513)	(19,794,411)

Net increase (decrease)	(57,575)	$(1,932,500)	4,939	$(358,155)

	Six months ended 1/31/09		Year ended 7/31/08

Class B	Shares	Amount	Shares	Amount

Shares sold	1,283	$49,253	3,784	$207,350

Shares issued in connection with	327	10,923	1,006	58,252
reinvestment of distributions

	1,610	60,176	4,790	265,602

Shares repurchased	(437)	(18,818)	(1,731)	(101,328)

Net increase	1,173	$41,358	3,059	$164,274

	Six months ended 1/31/09		Year ended 7/31/08

Class C	Shares	Amount	Shares	Amount

Shares sold	144	$5,469	335	$19,856

Shares issued in connection with	25	821	98	5,707
reinvestment of distributions

	169	6,290	433	25,563

Shares repurchased	(180)	(8,103)	(62)	(3,382)

Net increase (decrease)	(11)	$(1,813)	371	$22,181

	Six months ended 1/31/09		Year ended 7/31/08

Class M	Shares	Amount	Shares	Amount

Shares sold	114	$4,394	203	$12,094

Shares issued in connection with	10	340	68	3,963
reinvestment of distributions

	124	4,734	271	16,057

Shares repurchased	(32)	(1,123)	(271)	(14,299)

Net increase	92	$3,611	—	$1,758

	Six months ended 1/31/09		Year ended 7/31/08

Class R	Shares	Amount	Shares	Amount

Shares sold	6,964	$289,339	8,481	$536,929

Shares issued in connection with	521	18,741	1,216	75,338
reinvestment of distributions

	7,485	308,080	9,697	612,267

Shares repurchased	(1,575)	(63,395)	(2,379)	(138,166)

Net increase	5,910	$244,685	7,318	$474,101

	Six months ended 1/31/09		Year ended 7/31/08

Class Y	Shares	Amount	Shares	Amount

Shares sold	116,363	$4,797,504	92,632	$6,298,611

Shares issued in connection with	9,361	370,249	31,100	2,108,628
reinvestment of distributions

	125,724	5,167,753	123,732	8,407,239

Shares repurchased	(141,359)	(5,971,799)	(145,489)	(11,463,416)

Net decrease	(15,635)	$(804,046)	(21,757)	$(3,056,177)

RetirementReady 2035 Fund

	Six months ended 1/31/09		Year ended 7/31/08

Class A	Shares	Amount	Shares	Amount

Shares sold	163,755	$6,529,608	284,716	$17,940,986

Shares issued in connection with	23,969	820,694	153,963	9,000,712
reinvestment of distributions

	187,724	7,350,302	438,679	26,941,698

Shares repurchased	(266,077)	(9,838,342)	(424,558)	(26,836,459)

Net increase (decrease)	(78,353)	$(2,488,040)	14,121	$105,239

	Six months ended 1/31/09		Year ended 7/31/08

Class B	Shares	Amount	Shares	Amount

Shares sold	1,789	$63,895	3,102	$182,487

Shares issued in connection with	446	14,411	2,140	118,663
reinvestment of distributions

	2,235	78,306	5,242	301,150

Shares repurchased	(1,520)	(50,731)	(2,230)	(122,188)

Net increase	715	$27,575	3,012	$178,962

	Six months ended 1/31/09		Year ended 7/31/08

Class C	Shares	Amount	Shares	Amount

Shares sold	725	$25,117	739	$40,089

Shares issued in connection with	120	3,901	382	21,185
reinvestment of distributions

	845	29,018	1,121	61,274

Shares repurchased	(196)	(8,480)	(36)	(1,868)

Net increase	649	$20,538	1,085	$59,406

	Six months ended 1/31/09		Year ended 7/31/08

Class M	Shares	Amount	Shares	Amount

Shares sold	941	$33,767	216	$11,823

Shares issued in connection with	86	2,811	258	14,490
reinvestment of distributions

	1,027	36,578	474	26,313

Shares repurchased	(154)	(5,807)	(256)	(13,460)

Net increase	873	$30,771	218	$12,853

	Six months ended 1/31/09		Year ended 7/31/08

Class R	Shares	Amount	Shares	Amount

Shares sold	7,775	$297,381	6,755	$379,387

Shares issued in connection with	719	23,933	1,501	85,525
reinvestment of distributions

	8,494	321,314	8,256	464,912

Shares repurchased	(1,052)	(39,153)	(2,290)	(123,903)

Net increase	7,442	$282,161	5,966	$341,009

	Six months ended 1/31/09		Year ended 7/31/08

Class Y	Shares	Amount	Shares	Amount

Shares sold	163,511	$6,662,477	142,077	$9,442,725

Shares issued in connection with	17,228	665,874	62,928	4,132,480
reinvestment of distributions

	180,739	7,328,351	205,005	13,575,205

Shares repurchased	(250,062)	(10,306,462)	(247,654)	(18,696,636)

Net decrease	(69,323)	$(2,978,111)	(42,649)	$(5,121,431)

RetirementReady 2030 Fund

	Six months ended 1/31/09		Year ended 7/31/08

Class A	Shares	Amount	Shares	Amount

Shares sold	202,042	$8,078,846	329,627	$20,114,703

Shares issued in connection with	43,216	1,454,640	206,800	11,876,496
reinvestment of distributions

	245,258	9,533,486	536,427	31,991,199

Shares repurchased	(341,402)	(12,387,988)	(513,826)	(31,005,920)

Net increase (decrease)	(96,144)	$(2,854,502)	22,601	$985,279

	Six months ended 1/31/09		Year ended 7/31/08

Class B	Shares	Amount	Shares	Amount

Shares sold	1,429	$55,418	5,947	$322,014

Shares issued in connection with	793	25,760	2,385	132,176
reinvestment of distributions

	2,222	81,178	8,332	454,190

Shares repurchased	(619)	(23,029)	(2,670)	(140,594)

Net increase	1,603	$58,149	5,662	$313,596

	Six months ended 1/31/09		Year ended 7/31/08

Class C	Shares	Amount	Shares	Amount

Shares sold	570	$18,436	1,140	$60,999

Shares issued in connection with	133	4,345	374	20,845
reinvestment of distributions

	703	22,781	1,514	81,844

Shares repurchased	(142)	(4,891)	(342)	(16,588)

Net increase	561	$17,890	1,172	$65,256

	Six months ended 1/31/09		Year ended 7/31/08

Class M	Shares	Amount	Shares	Amount

Shares sold	1,167	$44,180	1,916	$108,008

Shares issued in connection with	883	28,659	3,234	179,192
reinvestment of distributions

	2,050	72,839	5,150	287,200

Shares repurchased	(405)	(13,306)	(1,735)	(93,060)

Net increase	1,645	$59,533	3,415	$194,140

	Six months ended 1/31/09		Year ended 7/31/08

Class R	Shares	Amount	Shares	Amount

Shares sold	6,784	$248,623	10,774	$634,898

Shares issued in connection with	1,148	37,071	1,973	109,084
reinvestment of distributions

	7,932	285,694	12,747	743,982

Shares repurchased	(3,227)	(115,478)	(1,681)	(94,174)

Net increase	4,705	$170,216	11,066	$649,808

	Six months ended 1/31/09		Year ended 7/31/08

Class Y	Shares	Amount	Shares	Amount

Shares sold	185,822	$7,521,413	194,061	$12,699,180

Shares issued in connection with	30,790	1,158,006	94,699	6,043,710
reinvestment of distributions

	216,612	8,679,419	288,760	18,742,890

Shares repurchased	(405,131)	(16,187,137)	(279,947)	(20,048,328)

Net increase (decrease)	(188,519)	$(7,507,718)	8,813	$(1,305,438)

RetirementReady 2025 Fund

	Six months ended 1/31/09		Year ended 7/31/08

Class A	Shares	Amount	Shares	Amount

Shares sold	174,844	$7,433,932	375,445	$23,789,822

Shares issued in connection with	38,968	1,422,734	241,779	14,528,513
reinvestment of distributions

	213,812	8,856,666	617,224	38,318,335

Shares repurchased	(274,606)	(10,922,248)	(647,288)	(40,560,907)

Net decrease	(60,794)	$(2,065,582)	(30,064)	$(2,242,572)

	Six months ended 1/31/09		Year ended 7/31/08

Class B	Shares	Amount	Shares	Amount

Shares sold	2,488	$104,281	6,681	$383,068

Shares issued in connection with	763	26,437	4,147	236,558
reinvestment of distributions

	3,251	130,718	10,828	619,626

Shares repurchased	(1,955)	(78,661)	(7,942)	(446,993)

Net increase	1,296	$52,057	2,886	$172,633

	Six months ended 1/31/09		Year ended 7/31/08

Class C	Shares	Amount	Shares	Amount

Shares sold	803	$31,089	961	$56,634

Shares issued in connection with	129	4,498	746	42,743
reinvestment of distributions

	932	35,587	1,707	99,377

Shares repurchased	(397)	(18,119)	(1,172)	(63,705)

Net increase	535	$17,468	535	$35,672

	Six months ended 1/31/09		Year ended 7/31/08

Class M	Shares	Amount	Shares	Amount

Shares sold	228	$10,126	1,090	$70,164

Shares issued in connection with	72	2,514	1,166	67,036
reinvestment of distributions

	300	12,640	2,256	137,200

Shares repurchased	(824)	(30,666)	(3,877)	(214,134)

Net decrease	(524)	$(18,026)	(1,621)	$(76,934)

	Six months ended 1/31/09		Year ended 7/31/08

Class R	Shares	Amount	Shares	Amount

Shares sold	10,598	$426,409	10,528	$603,735

Shares issued in connection with	1,067	36,914	1,691	96,783
reinvestment of distributions

	11,665	463,323	12,219	700,518

Shares repurchased	(1,635)	(68,943)	(2,312)	(125,767)

Net increase	10,030	$394,380	9,907	$574,751

	Six months ended 1/31/09		Year ended 7/31/08

Class Y	Shares	Amount	Shares	Amount

Shares sold	175,667	$6,933,867	240,817	$14,755,330

Shares issued in connection with	34,444	1,261,329	142,145	8,574,195
reinvestment of distributions

	210,111	8,195,196	382,962	23,329,525

Shares repurchased	(548,191)	(21,140,498)	(409,879)	(28,242,345)

Net decrease	(338,080)	$(12,945,302)	(26,917)	$(4,912,820)

RetirementReady 2020 Fund

	Six months ended 1/31/09		Year ended 7/31/08

Class A	Shares	Amount	Shares	Amount

Shares sold	212,720	$8,771,594	415,471	$24,604,244

Shares issued in connection with	36,329	1,307,832	272,165	15,423,590
reinvestment of distributions

	249,049	10,079,426	687,636	40,027,834

Shares repurchased	(353,040)	(13,818,829)	(925,717)	(53,675,035)

Net decrease	(103,991)	$(3,739,403)	(238,081)	$(13,647,201)

	Six months ended 1/31/09		Year ended 7/31/08

Class B	Shares	Amount	Shares	Amount

Shares sold	1,920	$75,268	8,943	$494,052

Shares issued in connection with	434	15,194	2,531	139,446
reinvestment of distributions

	2,354	90,462	11,474	633,498

Shares repurchased	(2,464)	(109,209)	(6,531)	(354,149)

Net increase (decrease)	(110)	$(18,747)	4,943	$279,349

	Six months ended 1/31/09		Year ended 7/31/08

Class C	Shares	Amount	Shares	Amount

Shares sold	1,141	$44,877	2,254	$117,623

Shares issued in connection with	121	4,271	627	34,730
reinvestment of distributions

	1,262	49,148	2,881	152,353

Shares repurchased	(1,707)	(65,302)	(775)	(39,662)

Net increase (decrease)	(445)	$(16,154)	2,106	$112,691

	Six months ended 1/31/09		Year ended 7/31/08

Class M	Shares	Amount	Shares	Amount

Shares sold	3,549	$136,465	18,640	$999,607

Shares issued in connection with	201	7,137	3,577	198,028
reinvestment of distributions

	3,750	143,602	22,217	1,197,635

Shares repurchased	(5,148)	(194,508)	(28,943)	(1,521,784)

Net decrease	(1,398)	$(50,906)	(6,726)	$(324,149)

	Six months ended 1/31/09		Year ended 7/31/08

Class R	Shares	Amount	Shares	Amount

Shares sold	7,749	$305,087	8,233	$452,255

Shares issued in connection with	618	21,647	1,061	58,677
reinvestment of distributions

	8,367	326,734	9,294	510,932

Shares repurchased	(3,248)	(128,338)	(421)	(21,161)

Net increase	5,119	$198,396	8,873	$489,771

	Six months ended 1/31/09		Year ended 7/31/08

Class Y	Shares	Amount	Shares	Amount

Shares sold	154,947	$6,506,363	215,976	$13,535,828

Shares issued in connection with	22,000	867,675	120,893	7,488,138
reinvestment of distributions

	176,947	7,374,038	336,869	21,023,966

Shares repurchased	(586,315)	(24,931,329)	(405,263)	(27,111,197)

Net decrease	(409,368)	$(17,557,291)	(68,394)	$(6,087,231)

RetirementReady 2015 Fund

	Six months ended 1/31/09		Year ended 7/31/08

Class A	Shares	Amount	Shares	Amount

Shares sold	166,065	$7,521,039	354,599	$21,639,396

Shares issued in connection with	58,300	2,267,302	191,210	11,243,126
reinvestment of distributions

	224,365	9,788,341	545,809	32,882,522

Shares repurchased	(281,222)	(12,141,352)	(624,398)	(37,656,001)

Net decrease	(56,857)	$(2,353,011)	(78,589)	$(4,773,479)

	Six months ended 1/31/09		Year ended 7/31/08

Class B	Shares	Amount	Shares	Amount

Shares sold	3,786	$170,643	5,000	$283,751

Shares issued in connection with	407	15,522	1,701	97,649
reinvestment of distributions

	4,193	186,165	6,701	381,400

Shares repurchased	(3,236)	(139,930)	(9,713)	(543,967)

Net increase (decrease)	957	$46,235	(3,012)	$(162,567)

	Six months ended 1/31/09		Year ended 7/31/08

Class C	Shares	Amount	Shares	Amount

Shares sold	894	$39,774	4,195	$226,835

Shares issued in connection with	254	9,695	412	23,708
reinvestment of distributions

	1,148	49,469	4,607	250,543

Shares repurchased	(2,150)	(93,647)	(314)	(16,785)

Net increase (decrease)	(1,002)	$(44,178)	4,293	$233,758

	Six months ended 1/31/09		Year ended 7/31/08

Class M	Shares	Amount	Shares	Amount

Shares sold	11,044	$505,788	12,404	$669,824

Shares issued in connection with	186	7,142	398	23,001
reinvestment of distributions

	11,230	512,930	12,802	692,825

Shares repurchased	(13,837)	(601,849)	(5,796)	(308,825)

Net increase (decrease)	(2,607)	$(88,919)	7,006	$384,000

	Six months ended 1/31/09		Year ended 7/31/08

Class R	Shares	Amount	Shares	Amount

Shares sold	5,076	$229,091	5,335	$309,331

Shares issued in connection with	497	18,896	345	19,886
reinvestment of distributions

	5,573	247,987	5,680	329,217

Shares repurchased	(1,296)	(58,239)	(981)	(65,249)

Net increase	4,277	$189,748	4,699	$263,968

	Six months ended 1/31/09		Year ended 7/31/08

Class Y	Shares	Amount	Shares	Amount

Shares sold	113,893	$4,835,616	174,086	$10,292,096

Shares issued in connection with	26,500	1,032,961	84,733	4,997,582
reinvestment of distributions

	140,393	5,868,577	258,819	15,289,678

Shares repurchased	(457,171)	(19,474,167)	(420,716)	(26,288,884)

Net decrease	(316,778)	$(13,605,590)	(161,897)	$(10,999,206)

RetirementReady 2010 Fund

	Six months ended 1/31/09		Year ended 7/31/08

Class A	Shares	Amount	Shares	Amount

Shares sold	117,311	$5,010,692	263,496	$14,689,847

Shares issued in connection with	29,879	1,102,833	71,611	3,869,139
reinvestment of distributions

	147,190	6,113,525	335,107	18,558,986

Shares repurchased	(173,326)	(7,239,117)	(559,601)	(30,378,350)

Net decrease	(26,136)	$(1,125,592)	(224,494)	$(11,819,364)

	Six months ended 1/31/09		Year ended 7/31/08

Class B	Shares	Amount	Shares	Amount

Shares sold	941	$40,580	2,271	$120,628

Shares issued in connection with	272	9,827	481	25,389
reinvestment of distributions

	1,213	50,407	2,752	146,017

Shares repurchased	(1,429)	(61,441)	(2,276)	(119,552)

Net increase (decrease)	(216)	$(11,034)	476	$26,465

	Six months ended 1/31/09		Year ended 7/31/08

Class C	Shares	Amount	Shares	Amount

Shares sold	5,204	$222,558	5,672	$284,402

Shares issued in connection with	532	19,030	154	8,128
reinvestment of distributions

	5,736	241,588	5,826	292,530

Shares repurchased	(3,984)	(162,588)	(1,217)	(62,324)

Net increase	1,752	$79,000	4,609	$230,206

	Six months ended 1/31/09		Year ended 7/31/08

Class M	Shares	Amount	Shares	Amount

Shares sold	22,798	$923,259	11,273	$563,317

Shares issued in connection with	697	25,060	192	10,187
reinvestment of distributions

	23,495	948,319	11,465	573,504

Shares repurchased	(20,957)	(858,477)	(2,580)	(134,139)

Net increase	2,538	$89,842	8,885	$439,365

	Six months ended 1/31/09		Year ended 7/31/08

Class R	Shares	Amount	Shares	Amount

Shares sold	2,084	$85,677	4,902	$258,538

Shares issued in connection with	543	19,551	448	23,672
reinvestment of distributions

	2,627	105,228	5,350	282,210

Shares repurchased	(1,664)	(68,769)	(1,103)	(59,755)

Net increase	963	$36,459	4,247	$222,455

	Six months ended 1/31/09		Year ended 7/31/08

Class Y	Shares	Amount	Shares	Amount

Shares sold	58,154	$2,519,220	129,058	$7,486,670

Shares issued in connection with	19,685	767,105	31,357	1,783,908
reinvestment of distributions

	77,839	3,286,325	160,415	9,270,578

Shares repurchased	(260,835)	(11,045,797)	(231,077)	(13,715,366)

Net decrease	(182,996)	$(7,759,472)	(70,662)	$(4,444,788)

RetirementReady Maturity Fund

	Six months ended 1/31/09		Year ended 7/31/08

Class A	Shares	Amount	Shares	Amount

Shares sold	79,516	$3,401,827	142,228	$7,759,627

Shares issued in connection with	10,430	423,792	33,095	1,788,939
reinvestment of distributions

	89,946	3,825,619	175,323	9,548,566

Shares repurchased	(100,867)	(4,155,389)	(293,826)	(15,744,502)

Net decrease	(10,921)	$(329,770)	(118,503)	$(6,195,936)

	Six months ended 1/31/09		Year ended 7/31/08

Class B	Shares	Amount	Shares	Amount

Shares sold	1,105	$52,339	26	$1,347

Shares issued in connection with	34	1,412	108	5,877
reinvestment of distributions

	1,139	53,751	134	7,224

Shares repurchased	(1,091)	(47,108)	(3,123)	(175,886)

Net increase (decrease)	48	$6,643	(2,989)	$(168,662)

	Six months ended 1/31/09		Year ended 7/31/08

Class C	Shares	Amount	Shares	Amount

Shares sold	6,260	$255,833	—	$—

Shares issued in connection with	124	4,818	2	86
reinvestment of distributions

	6,384	260,651	2	86

Shares repurchased	(1,847)	(70,364)	—	—

Net increase	4,537	$190,287	2	$86

	Six months ended 1/31/09		Year ended 7/31/08

Class M	Shares	Amount	Shares	Amount

Shares sold	30,613	$1,258,482	6,311	$346,096

Shares issued in connection with	552	21,553	293	15,785
reinvestment of distributions

	31,165	1,280,035	6,604	361,881

Shares repurchased	(20,057)	(799,017)	(4,390)	(228,416)

Net increase	11,108	$481,018	2,214	$133,465

	Six months ended 1/31/09		Year ended 7/31/08

Class R	Shares	Amount	Shares	Amount

Shares sold	879	$36,515	1,546	$82,533

Shares issued in connection with	125	5,061	160	8,604
reinvestment of distributions

	1,004	41,576	1,706	91,137

Shares repurchased	(366)	(15,716)	(67)	(3,508)

Net increase	638	$25,860	1,639	$87,629

	Six months ended 1/31/09		Year ended 7/31/08

Class Y	Shares	Amount	Shares	Amount

Shares sold	37,017	$1,440,124	79,883	$4,336,287

Shares issued in connection with	5,427	220,711	13,557	733,867
reinvestment of distributions

	42,444	1,660,835	93,440	5,070,154

Shares repurchased	(103,320)	(4,197,463)	(121,591)	(6,673,549)

Net decrease	(60,876)	$(2,536,628)	(28,151)	$(1,603,395)

At January 31, 2009, Putnam Investments, LLC owned the following shares of each fund:

		Percentage of	Value at
RetirementReady	Shares owned	shares outstanding	January 31, 2009

2050 Fund class M	26	2.50%	$736

2045 Fund class C	2	0.40%	60

2045 Fund class M	18	12.20%	566

2040 Fund class M	2	0.70%	61

Maturity Fund class C	22	0.50%	832

Maturity Fund class M	22	0.20%	840

Note 5:Transactions with affiliated issuers

Transactions during the period with companies in which the fund owned at least 5% or more of the outstanding voting securities, or a company which is under common ownership or control were as follows:

RetirementReady 2050 Fund

			Investment
Affiliates	Purchase cost	Sale proceeds	income	Value

Putnam Asset Allocation: Balanced Portfolio	$—	$—	$—	$—

Putnam Asset Allocation: Conservative Portfolio	—	—	—	—

Putnam Asset Allocation: Equity Portfolio	5,719,043	737,312	—	5,021,497

Putnam Asset Allocation: Growth Portfolio	1,360,530	173,752	—	1,189,988

Putnam Income Strategies Fund	—	—	—	—

Putnam Capital Opportunities Fund	477,817	1,313,279	10,892	—

Putnam Equity Income Fund	303,743	935,037	9,411	—

Putnam Fund for Growth and Income	306,328	884,406	10,883	—

Putnam International Equity Fund	487,876	1,054,222	—	—

Putnam International Growth and Income Fund	506,285	1,043,078	16,937	—

Putnam International New Opportunities Fund	472,836	1,108,389	—	—

Putnam Investors Fund	608,699	1,743,340	8,203	—

Putnam Mid Cap Value Fund	177,178	406,397	2,013	—

Putnam Vista Fund	198,389	417,596	—	—

Putnam Voyager Fund	587,355	1,757,824	—	—

Putnam Diversified Income Trust	—	—	—	—

Putnam High Yield Advantage Fund	85,072	256,217	8,891	—

Putnam Income Fund	84,192	267,550	8,011	—

Putnam Money Market Fund	44,519	83,788	1,026	65,881

Totals	$11,419,862	$12,182,187	$76,267	$6,277,366

Market values are shown for those securities affiliated at period end.

RetirementReady 2045 Fund

			Investment
Affiliates	Purchase cost	Sale proceeds	income	Value

Putnam Asset Allocation: Balanced Portfolio	$—	$—	$—	$—

Putnam Asset Allocation: Conservative Portfolio	—	—	—	—

Putnam Asset Allocation: Equity Portfolio	9,570,062	1,192,904	—	8,442,912

Putnam Asset Allocation: Growth Portfolio	3,697,403	454,805	—	3,251,163

Putnam Income Strategies Fund	—	—	—	—

Putnam Capital Opportunities Fund	861,123	2,533,934	19,480	—

Putnam Equity Income Fund	559,832	1,835,312	18,053	—

Putnam Fund for Growth and Income	573,028	1,760,397	21,168	—

Putnam International Equity Fund	852,386	2,047,045	—	—

Putnam International Growth and Income Fund	938,337	2,054,083	31,320	—

Putnam International New Opportunities Fund	871,887	2,173,455	—	—

Putnam Investors Fund	1,119,536	3,416,393	15,118	—

Putnam Mid Cap Value Fund	312,698	760,069	3,543	—

Putnam Vista Fund	352,791	779,708	—	—

Putnam Voyager Fund	1,077,160	3,431,148	—	—

Putnam Diversified Income Trust	205,880	313,374	10,451	—

Putnam High Yield Advantage Fund	160,735	508,420	17,360	—

Putnam Income Fund	197,582	620,591	18,983	—

Putnam Money Market Fund	150,259	273,425	3,275	199,632

Totals	$21,500,699	$24,155,063	$158,751	$11,893,707

Market values are shown for those securities affiliated at period end.

RetirementReady 2040 Fund

			Investment
Affiliates	Purchase cost	Sale proceeds	income	Value

Putnam Asset Allocation: Balanced Portfolio	$—	$—	$—	$—

Putnam Asset Allocation: Conservative Portfolio	—	—	—	—

Putnam Asset Allocation: Equity Portfolio	10,296,243	1,185,984	—	9,181,843

Putnam Asset Allocation: Growth Portfolio	8,843,661	996,567	—	7,868,122

Putnam Income Strategies Fund	—	—	—	—

Putnam Capital Opportunities Fund	1,184,548	3,399,913	26,869	—

Putnam Equity Income Fund	786,912	2,544,988	25,253	—

Putnam Fund for Growth and Income	794,436	2,411,710	29,177	—

Putnam International Equity Fund	1,140,507	2,692,169	—	—

Putnam International Growth and Income Fund	1,255,354	2,731,667	41,972	—

Putnam International New Opportunities Fund	1,160,861	2,887,883	—	—

Putnam Investors Fund	1,592,370	4,770,639	21,540	—

Putnam Mid Cap Value Fund	459,141	1,067,755	5,050	—

Putnam Vista Fund	514,128	1,095,639	—	—

Putnam Voyager Fund	1,524,868	4,786,654	—	—

Putnam Diversified Income Trust	471,780	1,064,921	38,885	—

Putnam High Yield Advantage Fund	295,009	856,533	30,165	—

Putnam Income Fund	417,511	1,320,386	40,637	—

Putnam Money Market Fund	303,796	611,889	7,778	477,855

Totals	$31,041,125	$34,425,297	$267,326	$17,527,820

Market values are shown for those securities affiliated at period end.

RetirementReady 2035 Fund

			Investment
Affiliates	Purchase cost	Sale proceeds	income	Value

Putnam Asset Allocation: Balanced Portfolio	$—	$—	$—	$—

Putnam Asset Allocation: Conservative Portfolio	—	—	—	—

Putnam Asset Allocation: Equity Portfolio	8,499,336	1,139,734	—	7,419,163

Putnam Asset Allocation: Growth Portfolio	20,530,086	2,698,625	—	17,881,343

Putnam Income Strategies Fund	—	—	—	—

Putnam Capital Opportunities Fund	1,645,162	4,881,831	38,383	—

Putnam Equity Income Fund	1,117,407	3,738,978	37,783	—

Putnam Fund for Growth and Income	1,134,740	3,530,142	43,322	—

Putnam International Equity Fund	1,731,862	3,871,134	—	—

Putnam International Growth and Income Fund	1,790,058	3,901,653	60,780	—

Putnam International New Opportunities Fund	1,646,949	4,120,914	—	—

Putnam Investors Fund	2,264,398	7,012,896	31,699	—

Putnam Mid Cap Value Fund	598,630	1,509,865	7,162	—

Putnam Vista Fund	679,894	1,549,064	—	—

Putnam Voyager Fund	2,154,697	7,022,231	—	—

Putnam Diversified Income Trust	1,071,534	2,532,470	94,291	—

Putnam High Yield Advantage Fund	658,144	1,940,338	69,174	—

Putnam Income Fund	835,316	2,745,061	85,309	—

Putnam Money Market Fund	527,218	1,182,012	14,055	822,850

Totals	$46,885,431	$53,376,948	$481,958	$26,123,356

Market values are shown for those securities affiliated at period end.

RetirementReady 2030 Fund

			Investment
Affiliates	Purchase cost	Sale proceeds	income	Value

Putnam Asset Allocation: Balanced Portfolio	$—	$—	$—	$—

Putnam Asset Allocation: Conservative Portfolio	—	—	—	—

Putnam Asset Allocation: Equity Portfolio	2,824,813	490,989	—	2,354,044

Putnam Asset Allocation: Growth Portfolio	34,760,890	5,949,322	—	28,900,820

Putnam Income Strategies Fund	—	—	—	—

Putnam Capital Opportunities Fund	1,798,443	5,711,330	46,129	—

Putnam Equity Income Fund	1,272,648	4,648,883	48,016	—

Putnam Fund for Growth and Income	1,333,727	4,486,618	56,352	—

Putnam International Equity Fund	2,113,150	5,042,103	—	—

Putnam International Growth and Income Fund	2,076,197	4,783,833	75,262	—

Putnam International New Opportunities Fund	1,879,570	5,043,348	—	—

Putnam Investors Fund	2,601,447	8,674,887	40,534	—

Putnam Mid Cap Value Fund	617,436	1,788,801	8,421	—

Putnam Vista Fund	663,449	1,779,143	—	—

Putnam Voyager Fund	2,437,268	8,660,159	—	—

Putnam Diversified Income Trust	1,838,504	4,747,802	182,224	—

Putnam High Yield Advantage Fund	968,738	3,293,101	120,302	—

Putnam Income Fund	1,370,611	4,836,687	154,598	—

Putnam Money Market Fund	853,221	1,985,414	25,367	1,444,904

Totals	$59,410,112	$71,922,420	$757,205	$32,699,768

RetirementReady 2025 Fund

			Investment
Affiliates	Purchase cost	Sale proceeds	income	Value

Putnam Asset Allocation: Balanced Portfolio	$11,809,046	$2,124,981	$—	$9,712,936

Putnam Asset Allocation: Conservative Portfolio	—	—	—	—

Putnam Asset Allocation: Equity Portfolio	—	—	—	—

Putnam Asset Allocation: Growth Portfolio	34,141,893	6,374,603	—	27,861,704

Putnam Income Strategies Fund	—	—	—	—

Putnam Capital Opportunities Fund	1,695,132	6,150,569	53,535	—

Putnam Equity Income Fund	1,162,535	5,141,987	56,413	—

Putnam Fund for Growth and Income	1,221,281	4,875,075	64,532	—

Putnam International Equity Fund	1,391,250	4,443,933	—	—

Putnam International Growth and Income Fund	1,693,415	4,628,951	77,527	—

Putnam International New Opportunities Fund	1,470,893	4,871,432	—	—

Putnam Investors Fund	2,455,541	9,664,580	47,889	—

Putnam Mid Cap Value Fund	763,903	2,000,377	10,270	—

Putnam Vista Fund	875,868	2,055,716	—	—

Putnam Voyager Fund	2,260,873	9,653,843	—	—

Putnam Diversified Income Trust	2,392,618	7,044,992	285,270	—

Putnam High Yield Advantage Fund	1,021,199	4,231,304	159,706	—

Putnam Income Fund	1,884,710	7,798,656	261,186	—

Putnam Money Market Fund	1,218,744	3,291,705	45,765	2,611,422

Totals	$67,458,901	$84,352,704	$1,062,093	$40,186,062

Market values are shown for those securities affiliated at period end.

RetirementReady 2020 Fund

			Investment
Affiliates	Purchase cost	Sale proceeds	income	Value

Putnam Asset Allocation: Balanced Portfolio	$36,955,696	$6,760,411	$—	$30,295,297

Putnam Asset Allocation: Conservative Portfolio	—	—	—	—

Putnam Asset Allocation: Equity Portfolio	—	—	—	—

Putnam Asset Allocation: Growth Portfolio	11,192,296	2,178,292	—	9,048,713

Putnam Income Strategies Fund	2,409,208	4,340,133	190,189	—

Putnam Capital Opportunities Fund	1,743,626	6,475,708	52,937	—

Putnam Equity Income Fund	1,083,214	5,169,129	53,762	—

Putnam Fund for Growth and Income	1,171,858	4,879,278	61,181	—

Putnam International Equity Fund	891,226	2,972,549	—	—

Putnam International Growth and Income Fund	900,031	3,181,186	48,300	—

Putnam International New Opportunities Fund	735,090	3,313,162	—	—

Putnam Investors Fund	2,329,211	9,739,055	43,630	—

Putnam Mid Cap Value Fund	733,611	2,041,802	9,709	—

Putnam Vista Fund	847,044	2,095,305	—	—

Putnam Voyager Fund	2,129,300	9,686,351	—	—

Putnam Diversified Income Trust	3,708,310	10,456,241	404,394	—

Putnam High Yield Advantage Fund	1,075,942	4,665,409	171,423	—

Putnam Income Fund	2,459,110	11,068,661	358,768	—

Putnam Money Market Fund	1,804,086	5,335,999	70,754	3,964,792

Totals	$72,168,859	$94,358,671	$1,465,047	$43,308,802

Market values are shown for those securities affiliated at period end.

RetirementReady 2015 Fund

			Investment
Affiliates	Purchase cost	Sale proceeds	income	Value

Putnam Asset Allocation: Balanced Portfolio	$29,361,975	$3,886,970	$—	$25,559,961

Putnam Asset Allocation: Conservative Portfolio	17,362,934	2,134,294	—	15,251,270

Putnam Asset Allocation: Equity Portfolio	—	—	—	—

Putnam Asset Allocation: Growth Portfolio	—	—	—	—

Putnam Income Strategies Fund	5,362,913	10,856,862	644,700	3,012,055

Putnam Capital Opportunities Fund	1,465,616	5,667,755	46,808	—

Putnam Equity Income Fund	733,596	3,699,130	38,730	—

Putnam Fund for Growth and Income	860,877	3,789,112	47,522	—

Putnam International Equity Fund	965,812	2,396,028	—	—

Putnam International Growth and Income Fund	234,925	1,054,323	12,539	—

Putnam International New Opportunities Fund	183,620	1,080,270	—	—

Putnam Investors Fund	1,602,996	7,000,581	31,717	—

Putnam Mid Cap Value Fund	221,533	963,825	3,560	—

Putnam Vista Fund	219,915	924,577	—	—

Putnam Voyager Fund	1,457,059	6,962,520	—	—

Putnam Diversified Income Trust	5,701,158	15,374,816	604,838	—

Putnam High Yield Advantage Fund	1,014,994	4,582,846	177,060	—

Putnam Income Fund	2,468,242	11,965,907	396,866	—

Putnam Money Market Fund	2,447,970	6,694,663	106,970	6,765,093

Totals	$71,666,135	$89,034,479	$2,111,310	$50,588,379

Market values are shown for those securities affiliated at period end.

RetirementReady 2010 Fund

			Investment
Affiliates	Purchase cost	Sale proceeds	income	Value

Putnam Asset Allocation: Balanced Portfolio	$4,575,977	$750,384	$—	$3,839,523

Putnam Asset Allocation: Conservative Portfolio	8,222,498	1,256,550	—	6,977,395

Putnam Asset Allocation: Equity Portfolio	—	—	—	—

Putnam Asset Allocation: Growth Portfolio	—	—	—	—

Putnam Income Strategies Fund	6,581,887	5,924,277	474,283	7,602,829

Putnam Capital Opportunities Fund	688,095	2,145,168	15,974	—

Putnam Equity Income Fund	426,339	1,335,377	13,541	—

Putnam Fund for Growth and Income	178,169	782,865	7,502	—

Putnam International Equity Fund	201,936	719,550	—	—

Putnam International Growth and Income Fund	—	—	—	—

Putnam International New Opportunities Fund	—	—	—	—

Putnam Investors Fund	662,440	2,207,131	9,310	—

Putnam Mid Cap Value Fund	—	—	—	—

Putnam Vista Fund	—	—	—	—

Putnam Voyager Fund	620,141	2,197,838	—	—

Putnam Diversified Income Trust	3,544,806	9,308,507	341,290	—

Putnam High Yield Advantage Fund	638,503	2,247,554	79,964	—

Putnam Income Fund	1,219,952	4,897,315	145,454	—

Putnam Money Market Fund	2,177,766	5,225,296	69,848	4,177,287

Totals	$29,738,509	$38,997,812	$1,157,166	$22,597,034

Market values are shown for those securities affiliated at period end.

RetirementReady Maturity Fund

			Investment
Affiliates	Purchase cost	Sale proceeds	income	Value

Putnam Asset Allocation: Balanced Portfolio	$752,665	$84,396	$—	$670,464

Putnam Asset Allocation: Conservative Portfolio	1,140,620	122,465	—	1,019,655

Putnam Asset Allocation: Equity Portfolio	—	—	—	—

Putnam Asset Allocation: Growth Portfolio	—	—	—	—

Putnam Income Strategies Fund	10,886,990	4,836,573	409,299	11,192,527

Putnam Capital Opportunities Fund	227,548	722,640	4,564	—

Putnam Equity Income Fund	989,973	1,989,466	18,753	—

Putnam Fund for Growth and Income	—	—	—	—

Putnam International Equity Fund	—	—	—	—

Putnam International Growth and Income Fund	—	—	—	—

Putnam International New Opportunities Fund	—	—	—	—

Putnam Investors Fund	239,700	775,415	2,846	—

Putnam Mid Cap Value Fund	—	—	—	—

Putnam Vista Fund	—	—	—	—

Putnam Voyager Fund	227,138	772,392	—	—

Putnam Diversified Income Trust	1,697,215	4,302,002	150,884	—

Putnam High Yield Advantage Fund	439,380	1,268,793	44,785	—

Putnam Income Fund	294,101	1,191,860	30,384	—

Putnam Money Market Fund	1,564,705	4,794,087	42,638	1,160,295

Totals	$18,460,035	$20,860,089	$704,153	$14,042,941

Market values are shown for those securities affiliated at period end.

Note 6: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the Securities and Exchange Commission (the “SEC”) and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 7: New accounting pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) — an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity’s financial position. Putnam Management is currently evaluating the impact the adoption of SFAS 161 will have on the fund’s financial statement disclosures.

Note 8: Market and credit risk

In the normal course of business, the underlying funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying funds may be exposed to additional credit risk that an institution or other entity with which the funds have unsettled or open transactions will default.

Note 9: Money market fund
guarantee program

In December 2008, the Board of Trustees of the fund approved the continued participation by Putnam Money Market Fund, an underlying Putnam Fund, in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”), as extended through April 30, 2009. Under the Program, which had been set to expire on December 18, 2008, if the fund’s market value per share drops below $0.995 on any day while the Program is in effect, and the fund is subsequently liquidated, shareholders of record on that date who also held shares in the fund on September 19, 2008 may be eligible to receive a payment from the U.S. Department of Treasury. The Program required the fund to pay the U.S. Department of Treasury a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008. The Program extension requires the fund to pay an additional 0.015% based on the number of shares outstanding as of September 19, 2008.

Brokerage commissions (unaudited)

Brokerage commissions are paid to firms that execute trades on behalf of your fund. When choosing these firms, Putnam is required by law to seek the best execution of the trades, taking all relevant factors into consideration, including expected quality of execution and commission rate. Putnam RetirementReady Funds, however, invest in shares of other Putnam mutual funds, rather than in stocks and bonds. For that reason, the funds do not incur brokerage charges.

Fund information

Founded over 70 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 mutual funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	George Putnam, III	Beth S. Mazor
Putnam Investment	Robert L. Reynolds	Vice President
Management, LLC	Richard B. Worley
One Post Office Square		James P. Pappas
Boston, MA 02109	Officers	Vice President
Charles E. Haldeman, Jr.
Marketing Services	President	Francis J. McNamara, III
Putnam Retail Management		Vice President and
One Post Office Square	Charles E. Porter	Chief Legal Officer
Boston, MA 02109	Executive Vice President,
	Principal Executive Officer,	Robert R. Leveille
Custodian	Associate Treasurer and	Vice President and
State Street Bank and	Compliance Liaison	Chief Compliance Officer
Trust Company
	Jonathan S. Horwitz	Mark C. Trenchard
Legal Counsel	Senior Vice President	Vice President and
Ropes & Gray LLP	and Treasurer	BSA Compliance Officer

Trustees	Steven D. Krichmar	Judith Cohen
John A. Hill, Chairman	Vice President and	Vice President, Clerk and
Jameson A. Baxter,	Principal Financial Officer	Assistant Treasurer
Vice Chairman
Charles B. Curtis	Janet C. Smith	Wanda M. McManus
Robert J. Darretta	Vice President, Principal	Vice President, Senior Associate
Myra R. Drucker	Accounting Officer and	Treasurer and Assistant Clerk
Charles E. Haldeman, Jr.	Assistant Treasurer
Paul L. Joskow		Nancy E. Florek
Elizabeth T. Kennan	Susan G. Malloy	Vice President, Assistant Clerk,
Kenneth R. Leibler	Vice President and	Assistant Treasurer and
Robert E. Patterson	Assistant Treasurer	Proxy Manager

This report is for the information of shareholders of Putnam RetirementReady Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit www.putnam.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam
INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

Forwarding service requested

SA097 255362 3/09

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: March 31, 2009

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: March 31, 2009